UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23325

SIX CIRCLES TRUST

(Exact name of registrant as specified in charter)

383 Madison Avenue

New York, NY 10179

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2020

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Beginning on February 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Six Circles Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund. Instead, the reports will be made available on the Funds’ website (www.sixcirclesfunds.com/literature), and you or your J.P. Morgan representative as applicable, will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070. Your election to receive reports in paper will apply to all Six Circles Funds.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

JUNE 30, 2020 (Unaudited)

Dear Shareholder,

Much has changed in the world since we last wrote to you. Please know that it is the sincere hope of all of us at J.P. Morgan that this letter finds you and your loved ones safe and well.

The Six Circles Funds were designed based on the premise that specialization matters – and this is perhaps most true when markets are in turmoil. Over the six months covered by this Semi-Annual report, we were witness to some of the most extreme periods of volatility the market has seen.

You can read more about the performance of all of the Six Circles Funds on the pages that follow. Please remember that the Six Circles Funds are purposefully constructed as completion funds, and are not meant to be standalone investments. As such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I’m pleased to also note that the Six Circles Funds family expanded further during the period, with the addition of two new fixed income funds: Six Circles Global Bond Fund, which was designed to give us the ability to isolate specific fixed income sub-sectors and regions, and Six Circles Tax Aware Bond Fund, which will make it possible for us to more precisely allocate to different parts of the municipal bond curve to achieve a desired outcome. As with all of the Six Circles Funds, J.P. Morgan Private Investments Inc. (“JPMPI”), an affiliate of J.P. Morgan, is investment adviser to these new Funds, and is engaging third party investment managers with demonstrated asset class specialization to sub-advise the Funds in accordance with our investment philosophy.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, please contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2020	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2020 (Unaudited)

Equity markets across the globe posted negative returns in the first half of 2020. U.S. Equities witnessed a steep fall towards the end of the first quarter of 2020 on the back of the spread of COVID-19 and the sharp fall in oil prices, before rebounding significantly in the second quarter. The MSCI USA Index was down 2.2% during the first half of the year, with developed non-U.S. and Emerging Markets Equities also closing in negative territory. The MSCI World ex-USA Index down 11.5% and the MSCI Emerging Markets Index down 9.8%.

Global Bond and cash markets broadly outperformed Equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bills Index returned 0.5% and the Bloomberg Barclays Global Aggregate Hedged Index returned 3.9%, while the MSCI World Index was down 5.8% in the first half of 2020.

Policymakers globally moved to support economies and markets in response to the COVID-19 pandemic. The Fed cut rates three times in 2019 and made two emergency cuts in March 2020, moving the Fed Funds rate towards 0%. We anticipate that this monetary easing and other supportive actions by the Fed, coupled with strong fiscal support, should help soften the blow of the virus-related slowdown but is unlikely to completely reverse it in the short-term. The efforts by central banks have helped provide stability and liquidity to markets, enabling the financial system to continue running smoothly.

The economic shutdown in response to the spread of COVID-19 has hampered near-term growth and increased risk across financial markets, and we believe that growth will remain volatile in the short run, with the markets facing uncertainty as economies reopen.

2	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.22%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.49%

Net Assets as of 6/30/2020 (In Thousands)	$672,394
Duration	0.73 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)*
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

*During the reporting period, the Adviser has reduced Goldman’s allocated portion and strategy of the Fund to zero

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2020 through June 30, 2020 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg Barclays 1-3 Month U.S. T-Bill Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Investment Grade Credit and Securitized Credit comprised approximately 76% of the Fund’s exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

The Fund’s exposure to Government Bonds was the Fund’s largest sector underweight relative to the Index and comprised approximately 17% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, this sector detracted from the Fund’s performance on an absolute basis, as well as relative to the Index.

On allocation level, both of the Fund’s allocations — Global Markets and Core Ultra Short — contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the start of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures. During the reporting period, the Adviser reduced the Conservative Income allocation of the Fund to zero and added to the Core Ultra Short allocation, given that market volatility resulting from the spread of COVID-19 created significant opportunities in areas of the fixed income market other than what the Conservative Income allocation targeted. At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments

JUNE 30, 2020	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited) (continued)

combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 96% of the Fund invested in instruments with maturities of 3 years and under as of June 30, 2020.

The Adviser allocates to the two Sub-Advisers in a diversified manner, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2020, invests in a diversified fixed income portfolio on the shorter end of the U.S. fixed income market, balancing income against credit quality, within the context of the broader portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2020, has a broad investment universe, seeking total return opportunities within the global fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Ultra Short Duration Fund	1.22%	2.37%	2.43%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/18 TO 06/30/20)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.41% and 0.25% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of Treasury securities and is selected by a Market Value process. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

4	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.13%
iMoneyNet Tax-Free National Institutional Money Market Index	0.39%

Net Assets as of 6/30/2020 (In Thousands)	$781,043
Duration	0.81 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. Invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax. The Fund also may invest in taxable instruments. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)*
•	Mellon Investments Corporation (“Mellon”)
•	Pacific Investment Management Company LLC (“PIMCO”)

*During the reporting period, the Adviser has reduced Goldman’s allocated portion and strategy of the Fund to zero

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2020 through June 30, 2020, the Fund posted a positive return on an absolute basis, and outperformed relative to the iMoneyNet Tax-Free National Institutional Money Market (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Municipal Bonds and Investment Grade Credit were the largest sector exposures in the Fund on a look-through basis and comprised approximately 69% and 7% of the Fund, respectively, at the end of the reporting period. Both of these exposures contributed to the Fund’s performance on an absolute basis.

On allocation level, both of the Fund’s allocations — Global Markets and Core Municipal Ultra Short — contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the start of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures. During the reporting period, the Adviser reduced the Municipal Conservative Income allocation of the Fund to zero and added to the Core Municipal Ultra Short allocation, given that market volatility resulting from the spread of COVID-19 created significant opportunities in areas of the fixed income market other than what the Municipal Conservative Income allocation targeted. At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Municipal Ultra Short (Mellon)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 94% of the Fund invested into

JUNE 30, 2020	SIX CIRCLES TRUST	5

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited) (continued)

instruments with maturities of three years and under as of June 30, 2020.

The Adviser allocates to the two Sub-Advisers in a diversified manner, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Municipal Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2020, invests in a diversified fixed income portfolio on the shorter end of the U.S. municipal fixed income market, balancing income against credit quality, within the context of the broader portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2020, has a broad investment universe, seeking total return opportunities within the global taxable fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Tax Aware Ultra Short Duration Fund	1.13%	1.89%	1.82%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/18 TO 06/30/20)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.37% and 0.21% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Institutional Money Market Index from July 9, 2018 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the iMoneyNet Tax-Free National Institutional Money Market Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.89%
MSCI USA Index	(2.16%)

Net Assets as of 6/30/2020 (In Thousands)	$11,268,152

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2020 through June 30, 2020 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Industrials, Financials and Communication Services sectors comprised approximately 47% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, Communication Services and Industrials contributed to the Fund’s performance on an absolute basis, while Financials detracted. All the three sectors contributed to the fund’s performance relative to the index.

Information Technology and Consumer Discretionary sectors comprised approximately 24% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. Both sectors contributed to the Fund’s performance on an absolute basis. While Consumer Discretionary contributed to the fund’s performance relative to index, Information Technology detracted.

The allocation to Dividend Growth, which the Adviser initiated as a way to obtain exposure to companies capable of consistently raising their dividend payments, was the largest detractor from the Fund’s return on an absolute basis during the reporting period. The Adviser eliminated the allocation to Dividend Growth during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to ten strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
USA	38%
U.S. Interactive Media & Services	12
U.S. Financials	9
U.S. Machinery	9
U.S. Pharmaceuticals	7
U.S. Software	7
U.S. Railroads	6
U.S. Beverages	5
U.S. Biotechnology	4
U.S. Internet Retail	3

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Allocation to Broad USA comprised approximately 38% of the Fund as of June 30, 2020. Within the context of the broader

JUNE 30, 2020	SIX CIRCLES TRUST	7

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited) (continued)

Portfolios, the Adviser believes that the allocation provides ability to tactically allocate to broad U.S. large cap exposure.

Allocation to U.S. Interactive Media & Services, which focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, is trading at what the Adviser believes is a reasonable price-to-earnings ratio, and was approximately 12% of the Fund as of June 30, 2020.

Allocation to the U.S. Financials comprised approximately 9% of the Fund as of June 30, 2020. The Adviser believes that the sector remains significantly below February highs, evaluating potential credit losses and high revolver utilization and believes capital levels and dividend coverage are not at risk.

Allocation to the U.S. Machinery was approximately 9% of the Fund as of June 30, 2020. The Adviser believes that the Industrials sub-industry focused on production of machinery will continue re-rating after having reached trough levels earlier in the year.

Allocation to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 7% and 4% of the Fund respectively, as of June 30, 2020. The Adviser believes that the market is overestimating the risks that potential policy changes would have, given the industry’s long-term growth tailwinds.

Allocation to U.S. Software and U.S. Internet Retail provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud-based platforms. These exposures collectively comprised approximately 10% of the Fund as of June 30, 2020.

Allocation to U.S. Railroads was approximately 6% of the Fund’s exposure as of June 30, 2020 and reflects the Adviser’s belief that these companies are in a position to improve margins as they increase volumes. The sector is at an attractive entry point after de-rating.

Allocation to U.S. Beverages was approximately 5% of the Fund’s exposure as of June 30, 2020 and reflects the Adviser’s belief that major players of this sector are going through structural changes and are set to improve free cash flow conversion.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles U.S. Unconstrained Equity Fund	1.89%	10.88%	7.65%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/18 TO 06/30/20)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.29% and 0.08% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 616 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

8	SIX CIRCLES TRUST	JUNE 30, 2020

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2020	SIX CIRCLES TRUST	9

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(14.49%)
MSCI World ex USA Index	(11.49%)

Net Assets as of 6/30/2020 (In Thousands)	$5,503,368

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. Primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style, sector, region or country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2020 through June 30, 2020 (the “reporting period”), the Fund posted a negative return on an absolute basis, and underperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Information Technology, Industrials and Health Care sectors comprised approximately 66% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. While Health Care and Information Technology contributed to the Fund’s performance on an absolute basis, Industrials detracted. All three sectors detracted from the Fund’s performance relative to the Index.

The allocation to European Mid Cap was removed by the Adviser during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to eight strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe	27%
Europe Pharmaceuticals	18
European Capital Goods	18
Europe ex-UK Utilities	8
Europe Food, Beverage & Tobacco	8
European Info Technology	8
Korea Tech Hrdw Stor & Periphrls	8
Taiwan Semis & Semi Equip	5

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Allocation to Broad Europe comprised approximately 27% of the Fund as of June 30, 2020. Within the context of the broader Portfolios, the Adviser believes that the allocation provides ability to tactically allocate to broad Europe large cap exposure.

Allocation to Europe Pharmaceuticals comprised approximately 18% of the Fund as of June 30, 2020 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals, within the context of the broader Portfolios.

The Adviser believes that the European Capital Goods allocation provides exposure to diversified companies that could benefit from a rebound in economic data. This allocation was approximately 18% of the Fund as of June 30, 2020.

The Adviser believes that allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy

10	SIX CIRCLES TRUST	JUNE 30, 2020

positions and provides a growth dynamic to the sector. This allocation was approximately 8% of the Fund as of June 30, 2020.

The Adviser believes that allocation to Europe Food, Beverage & Tobacco serves as a defensive anchor in the broader Portfolios with better fundamentals and valuations than many other defensive anchors. This allocation was approximately 8% of the Fund as of June 30, 2020.

Allocation to Europe Information Technology, which allows the Adviser to access specific exposures within the Technology sector, was approximately 8% of the Fund as of June 30, 2020.

The Adviser believes that the allocation to Korea Technology Hardware, Software and Peripherals provides exposure to a strong player within the global technology supply chain. The allocation was approximately 8% of the Fund as of June 30, 2020.

Allocation to Taiwan Semiconductors and Semiconductors Equipment provides exposure that the Adviser believes is supported by secular tailwinds and is more attractive than its U.S. counterparts. This allocation comprised approximately 5% of the Fund as of June 30, 2020.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles International Unconstrained Equity Fund	(14.49)%	(11.41)%	(8.14)%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/18 TO 06/30/20)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.33% and 0.13% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 987 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

JUNE 30, 2020	SIX CIRCLES TRUST	11

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited) (continued)

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

12	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Global Bond Fund

FUND COMMENTARY

Period May 19, 2020 (Fund Inception Date) Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.18%
Bloomberg Barclays Global-Aggregate Index - Hedged USD	1.04%

Net Assets as of 6/30/2020 (In Thousands)	$50,566
Duration	5.88 years

INVESTMENT OBJECTIVES AND STRATEGY**

Seeks to provide total return. Invests mainly in a global portfolio of investment grade fixed income securities with varying maturities across government, corporate, and securitized fixed income sectors. The fund will also allocate across regions including the US, Pan-European, and Asia Pacific.

INVESTMENT APPROACH

The Fund was launched on May 19, 2020.

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, Inc. (“PGIM”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on May 19, 2020 through June 30, 2020, the Fund posted positive returns on an absolute basis, and outperformed relative to the Bloomberg Barclays Global Aggregate Index (the “Hedged Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Investment grade were the largest sector exposure in the Fund on a look-through basis and comprised approximately 100% of the Fund at the end of the reporting period, with the Fund being overweight this sector relative to the Index. Core Bonds contributed to the Fund’s performance on an absolute basis during the reporting period.

Below Investment grade comprised approximately 1% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being underweight this sector relative to the Index. During the reporting period, exposure to below investment grade contributed to the Fund’s performance on an absolute basis.

On the sleeve level, the Fund’s allocation to Global Credit was the largest contributor, while the allocation to U.S. Government was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

As the Fund was launched on May 19, 2020, changes to the Fund were limited given the brief reporting period. At the end of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Global Credit (PGIM, Inc.)	20%
Global Government (PGIM, Inc.)	20
Asian Pacific Government (BlackRock)	10
Global Securitized (PIMCO)	10
Pan-European Government (BlackRock)	10
U.S. Credit (BlackRock)	10
U.S. Government (BlackRock)	10
U.S. Securitized (BlackRock)	10

*	As the Fund launched on May 19, 2020, its performance history is limited and may not reflect how the Fund will perform over longer periods. The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Allocation to Global Credit comprised approximately 20% of the Fund as of June 30, 2020, and provides what the Adviser believes to be a full tracking error, flexible access point to a broad range global corporate bonds across different regions, sectors, and credit qualities.

JUNE 30, 2020	SIX CIRCLES TRUST	13

Six Circles Global Bond Fund

FUND COMMENTARY

Period May 19, 2020 (Fund Inception Date) Through June 30, 2020 (Unaudited) (continued)

The Adviser believes that the allocation to Global Government provides full tracking error access to a broad range of government bonds across different regions. The allocation was approximately 20% of the Fund as of June 30, 2020.

Allocations to Asia Pacific Government and Pan-European Government each comprised approximately 10% of the Fund as of June 30, 2020 and provide what the Adviser believes is a low tracking error, tactical way to allocate to government bonds within these regions.

Allocation to Global Securitized comprised approximately 10% of the Fund as of June 30, 2020 and provides what the Adviser believes to be full tracking error, flexible access to a broad range of securitized debt across different regions, sectors, and credit qualities.

Allocations to U.S. Credit, U.S. Government, and U.S. Securitized each comprised approximately 10% of the Fund as of June 30, 2020. These sleeves provide what the Adviser believes is a low tracking error, tactical way to allocate within these sectors.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
Since Inception (May 19, 2020)
Six Circles Global Bond Fund	1.18%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/20 TO 06/30/20)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.42% and 0.25% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020

The graph illustrates comparative performance for $10,000 invested in the Six Circles Global Bond Fund and the Bloomberg Barclays Global Aggregate Index- Hedged USD Index from May 19, 2020 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays Global Aggregate Index- Hedged USD Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party Involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages._

14	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Tax Aware Bond Fund

FUND COMMENTARY

Period May 19, 2020 (Fund Inception Date) Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	2.14%
Bloomberg Barclays 1-15 Year Municipal Bond Index	1.47%

Net Assets as of 6/30/2020 (In Thousands)	$34,738
Duration	4.64 years

INVESTMENT OBJECTIVES AND STRATEGY**

Seeks to provide after-tax total return. Invests at least 50% in municipal securities (across varying maturity ranges), the income from which is exempt from federal income tax. The Fund also may invest in taxable instruments.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently allocates Fund assets to the following Sub-Advisers:

•	Capital International Inc. (“Capital”)
•	Nuveen Asset Management, LLC (“Nuveen”)
•	Wells Capital Management Incorporated (“WellsCap”)

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Since its launch on May 19, 2020 through June 30, 2020, the Fund posted positive returns on an absolute basis, and out-performed relative to the Bloomberg Barclays Municipal Bond Blend 1-15 Year Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Investment grade were the largest sector exposure in the Fund on a look-through basis and comprised approximately 89% of the Fund at the end of the reporting period. This sector contributed to the Fund’s performance on an absolute basis during the reporting period.

Below Investment grade was approximately 1% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being underweight this sector relative to the Index. During the reporting period, exposure to below Investment grade contributed to the Fund’s performance on an absolute basis.

On the sleeve level, all the four allocations contributed to the fund’s performance on an absolute basis, with allocation to Municipal allocation managed by Nuveen being the largest contributor during the reporting period.

HOW WAS THE FUND POSITIONED?

As the Fund was launched on May 19, 2020, changes to the Fund were limited given the brief reporting period. At the end of the reporting period, the Fund was allocated to three Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Short Duration Municipal (Capital Group)	29%
Municipals (Nuveen)	28
Municipals (WellsCap)	28
Intermediate Duration Municipal (Capital Group)	15

*	As the Fund launched on May 19, 2020, its performance history is limited and may not reflect how the Fund will perform over longer periods. The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Allocations to Short Duration Municipal and Intermediate Duration Municipal comprised approximately 29% and 15% of the Fund, respectively, as of June 30, 2020. These allocations provide what the Adviser believes to be low tracking error, flexible access points to municipal debt within short and intermediate maturity ranges.

The Adviser believes that the allocations to Municipal strategies sub-advised by Nuveen and WellsCap provide full tracking error, flexible access a broad range of municipals across different sectors and credit qualities. Each of these allocations were approximately 28% of the Fund as of June 30, 2020.

JUNE 30, 2020	SIX CIRCLES TRUST	15

Six Circles Tax Aware Bond Fund

FUND COMMENTARY

Period May 19, 2020 (Fund Inception Date) Through June 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
Since Inception (May 19, 2020)
Six Circles Tax Aware Bond Fund	2.14%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/20 TO 06/30/20)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.39% and 0.24% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Bond Fund and the Bloomberg Barclays 1-15 Year Municipal Bond Index from May 19, 2020 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-15 Year Municipal Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGra w-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

16	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 15.0%
American Express Credit Account Master Trust, Series 2018-4, Class A, 2.99%, 12/15/2023		3,375	3,453
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 2.11%, 01/28/2031 (e) (aa)		577	563
Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 1.89%, 07/28/2028 (e) (aa)		1,850	1,815
Apidos CLO XXI, (Cayman Islands),
Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 2.07%, 07/18/2027 (e) (aa)		1,000	989
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/2026 (e)		12	12
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.22%, 11/17/2027 (e) (aa)		542	531
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.93%, 04/22/2027 (e) (aa)		992	973
B2R Mortgage Trust, Series 2016-1, Class A, 2.57%, 06/15/2049 (e)		1,085	1,088
BA Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023		1,480	1,483
Battalion CLO X Ltd., (Cayman Islands), Series 2016-10A, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 2.27%, 01/24/2029 (e) (aa)		1,500	1,471
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.43%, 11/20/2028 (e) (aa)		2,100	2,055
BMW Canada Auto Trust, (Canada),
Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	939	695
Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	1,946	1,442
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.29%, 10/20/2029 (e) (aa)		500	491
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.99%, 07/17/2023		1,615	1,620
Series 2019-A1, Class A1, 2.84%, 12/15/2024		5,000	5,195
CarMax Auto Owner Trust,
Series 2017-1, Class A3, 1.98%, 11/15/2021		65	65
Series 2017-2, Class A3, 1.93%, 03/15/2022		176	176
Series 2017-3, Class A3, 1.97%, 04/15/2022		487	489
Series 2018-4, Class A3, 3.36%, 09/15/2023		1,950	2,011

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2019-1, Class A2A, 3.02%, 07/15/2022		522	525
Series 2019-3, Class A3, 2.18%, 08/15/2024		1,000	1,029
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 2.36%, 10/17/2029 (e) (aa)		1,140	1,120
Chesapeake Funding II LLC,
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (e)		1,195	1,217
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		1,025	1,041
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)		197	197
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 2.33%, 10/17/2031 (e) (aa)		750	734
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.86%, 08/08/2022		1,185	1,187
CNH Equipment Trust,
Series 2019-A, Class A2, 2.96%, 05/16/2022		305	307
Series 2020-A, Class A2, 1.08%, 07/17/2023		1,030	1,032
Discover Card Execution Note Trust,
Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 0.45%, 12/15/2023 (aa)		1,500	1,502
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/2023		810	816
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 3.14%, 02/20/2024 (e)		802	810
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	1,000	740
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021		438	439
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.58%, 10/15/2023 (aa)		3,000	2,972
Series 2019-1, Class A, 2.84%, 03/15/2024		1,400	1,438
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.78%, 09/15/2024 (aa)		2,480	2,438
Galaxy XXIII CLO Ltd., (Cayman Islands), Series 2017-23A, Class A, (ICE LIBOR USD 3 Month + 1.28%), 2.30%, 04/24/2029 (e) (aa)		720	709
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 04/20/2021		397	398
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.84%, 09/16/2024		2,600	2,661
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 0.61%, 02/25/2036 (aa)		1,319	1,313

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	17

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Honda Auto Receivables Owner Trust,
Series 2018-4, Class A2, 2.98%, 05/17/2021	147	147
Series 2018-4, Class A3, 3.16%, 01/17/2023	700	716
Series 2020-1, Class A3, 1.61%, 04/22/2024	2,500	2,561
Series 2020-2, Class A3, 0.82%, 07/15/2024	3,660	3,685
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 2.28%, 10/19/2028 (e) (aa)	1,000	979
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	263	267
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	302	305
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 1.08%, 12/16/2058 (e) (aa)	931	926
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	246	247
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	465	467
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.08%, 06/27/2067 (e) (aa)	1,250	1,222
Neuberger Berman Loan Advisers CLO Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 2.31%, 10/18/2030 (e) (aa)	1,900	1,866
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.75%, 10/15/2021	454	455
Series 2019-A, Class A2A, 2.82%, 01/18/2022	689	693
Series 2020-A, Class A3, 1.38%, 12/16/2024 (bb)	3,040	3,099
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)	979	985
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.81%, 04/30/2027 (e) (aa)	250	247
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 2.38%, 01/15/2029 (e) (aa)	655	641
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 1.99%, 01/20/2027 (e) (aa)	1,311	1,296
Park Place Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.98%, 07/25/2035 (aa)	1,866	1,816

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Penarth Master Issuer plc, (United Kingdom), Series 2018-2A, Class A1, (ICE LIBOR USD 1 Month + 0.45%), 0.64%, 09/18/2022 (e) (aa)	2,000	1,996
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.25%), 2.47%, 01/15/2029 (e) (aa)	600	590
SLM Student Loan Trust,
Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 0.78%, 12/15/2027 (e) (aa)	1,418	1,407
Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 1.59%, 10/25/2029 (e) (aa)	1,800	1,769
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	981	997
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 1.63%, 02/17/2032 (e) (aa)	1,388	1,392
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	981	996
SMB Private Education Loan Trust, Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.48%, 09/15/2054 (e) (aa)	2,251	2,234
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	339	342
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	491	498
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	305	306
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)	2,732	2,756
Sound Point CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.19%, 01/23/2029 (e) (aa)	500	489
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 07/15/2030 (e)	500	499
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.16%), 2.47%, 10/13/2029 (e) (aa)	265	260
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,900	1,928
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3, 2.96%, 09/15/2022	2,959	3,004
Series 2019-A, Class A2A, 2.83%, 10/15/2021	559	561

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 2.44%, 10/15/2029 (e) (aa)		2,100	2,054
Venture XXIV CLO Ltd., (Cayman Islands), Series 2016-24A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 2.32%, 10/20/2028 (e) (aa)		105	103
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 0.46%, 07/22/2024 (aa)		520	518
Voya CLO Ltd., (Cayman Islands),
Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 2.01%, 07/23/2027 (e) (aa)		750	737
Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 2.37%, 10/15/2031 (e) (aa)		1,150	1,124
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1, (ICE LIBOR USD 3 Month + 1.21%), 2.43%, 06/07/2030 (e) (aa)		270	265
WhiteHorse VIII Ltd., (Cayman Islands), Series 2014-1A, Class AR, (ICE LIBOR USD 3 Month + 0.90%), 1.59%, 05/01/2026 (e) (aa)		218	215

Total Asset-Backed Securities (Cost $101,036)			100,902

Certificate of Deposit — 0.2%

Financial — 0.2%

Banks — 0.2%
Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.35%), 2.14%, 11/05/2021 (aa)		1,500	1,500

Total Certificate of Deposit (Cost $1,500)			1,500

Collateralized Mortgage Obligations — 3.7%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 1.09%, 11/16/2066 (e) (aa)		259	254
Canterbury Finance plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.64%, 05/16/2056 (aa)	GBP	1,000	1,216
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.52%, 08/26/2058 (e)		277	283
FHLMC REMICS,
Series 4950, Class A, 2.50%, 06/25/2034		3,057	3,089
Series 4961, Class LA, 2.50%, 07/25/2034		3,200	3,247
Finsbury Square plc, (United Kingdom),
Series 2017-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.68%), 0.88%, 09/12/2065 (aa)	GBP	249	308

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.15%, 09/12/2068 (aa)	GBP	522	646
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%) (e) (aa)	GBP	500	619
FNMA REMICS, Series 2020-29, Class FC,
(ICE LIBOR USD 1 Month + 0.80%), 1.17%, 05/25/2050 (aa)		3,324	3,334
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.95%, 12/20/2064 (aa)		1,912	1,917
Series 2017-121, Class PE, 3.00%, 07/20/2046		1,830	1,879
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.65%, 08/20/2065 (aa)		2,600	2,588
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.59%, 05/20/2044 (aa)		1,152	1,152
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 1.13%, 12/22/2069 (e) (aa)		1,140	1,131
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 1.14%, 11/15/2049 (aa)	GBP	84	103
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		214	232
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.32%, 04/27/2057 (aa)	GBP	807	997
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.06%, 08/20/2056 (aa)	GBP	206	254
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 1.68%, 01/21/2070 (e) (aa)		161	161
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 1.39%, 07/20/2045 (e) (aa)	GBP	848	1,043
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.82%, 07/15/2051 (aa)	GBP	132	164

Total Collateralized Mortgage Obligations (Cost $24,739)			24,617

Commercial Mortgage-Backed Securities — 4.2%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.18%, 11/14/2035 (e) (aa)		1,215	1,192
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.22%, 09/14/2036 (e) (aa)		500	480

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.23%, 04/15/2036 (e) (aa)	400	381
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.93%, 11/15/2035 (e) (aa)	1,819	1,800
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/2048	18	18
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)	1,500	1,477
COMM Mortgage Trust,
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047 (bb)	1,456	1,504
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	586	586
Series 2015-CR27, Class A2, 2.22%, 10/10/2048	283	284
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	439	439
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	540	559
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.09%, 11/21/2035 (e) (aa)	394	377
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.37%, 06/10/2028 (e)	1,000	1,002
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class A, 3.20%, 02/10/2029 (e) (bb)	2,000	1,993
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	978	995
Series 2013-GCJ14, Class A3, 3.53%, 08/10/2046	147	147
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	229	237
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	645	670
Series 2014-C18, Class A2, 3.19%, 10/15/2047	66	66
Series 2015-C23, Class A2, 2.98%, 07/15/2050	90	91
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A3, 2.99%, 03/15/2045	250	251
Series 2012-C4, Class AS, 3.77%, 03/15/2045 (bb)	1,400	1,428
Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,529
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.18%, 05/15/2036 (e) (aa)	700	660

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.17%, 04/14/2036 (e) (aa)	1,500	1,447
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, (ICE LIBOR USD 1 Month + 1.25%), 2.24%, 06/15/2033 (e) (aa)	455	437
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045 (bb)	542	547
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.11%, 10/15/2035 (e) (aa)	1,859	1,803
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2, 4.39%, 11/15/2043 (e)	462	464
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	1,007	1,018
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 1.24%, 07/15/2046 (e) (aa)	1,000	990
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	423	429
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	455	456
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,654	1,696
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	991	1,009

Total Commercial Mortgage-Backed Securities (Cost $28,723)		28,462

Corporate Bonds — 53.1%

Basic Materials — 0.6%

Chemicals — 0.6%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 0.71%), 1.10%, 11/15/2020 (aa)	1,500	1,502
3.77%, 11/15/2020	2,500	2,529

		4,031

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	203

Total Basic Materials		4,234

Communications — 1.9%

Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/2022	3,250	3,466

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Telecommunications — 1.4%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 0.75%), 1.10%, 06/01/2021 (aa)	1,810	1,819
(ICE LIBOR USD 3 Month + 0.95%), 2.17%, 07/15/2021 (aa)	2,500	2,520
3.20%, 03/01/2022	2,000	2,087
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	148	150
Verizon Communications, Inc., 3.45%, 03/15/2021	3,000	3,061

		9,637

Total Communications		13,118

Consumer Cyclical — 6.1%

Auto Manufacturers — 5.4%
American Honda Finance Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 0.89%, 11/05/2021 (aa)	300	299
(ICE LIBOR USD 3 Month + 0.61%), 0.92%, 09/09/2021 (aa)	2,000	2,001
1.70%, 09/09/2021	2,000	2,028
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)	1,100	1,131
BMW US Capital LLC,
(ICE LIBOR USD 3 Month + 0.50%), 0.93%, 08/13/2021 (e) (aa)	3,400	3,382
(ICE LIBOR USD 3 Month + 0.41%), 1.72%, 04/12/2021 (e) (aa)	100	100
3.25%, 08/14/2020 (e)	200	201
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 0.81%, 02/22/2021 (e) (aa)	1,200	1,195
2.70%, 08/03/2020 (e)	800	801
3.00%, 02/22/2021 (e)	3,500	3,542
Ford Motor Credit Co. LLC, 2.34%, 11/02/2020	600	595
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.54%), 1.04%, 11/06/2020 (aa)	500	498
(ICE LIBOR USD 3 Month + 1.10%), 1.60%, 11/06/2021 (aa)	730	723
(ICE LIBOR USD 3 Month + 0.85%), 2.17%, 04/09/2021 (aa)	1,000	994
2.45%, 11/06/2020	1,922	1,925
3.70%, 11/24/2020	2,900	2,915
4.20%, 03/01/2021	1,500	1,520
Hyundai Capital America,
(ICE LIBOR USD 3 Month + 1.00%), 1.31%, 09/18/2020 (e) (aa)	100	100
Reg. S, 2.45%, 06/15/2021	365	367
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 0.83%, 03/15/2021 (e) (aa)	200	195

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Auto Manufacturers — continued
(ICE LIBOR USD 3 Month + 0.69%), 1.00%, 09/28/2022 (e) (aa)	1,800	1,664
(ICE LIBOR USD 3 Month + 0.65%), 1.96%, 07/13/2022 (e) (aa)	600	559
(ICE LIBOR USD 3 Month + 0.89%), 2.20%, 01/13/2022 (e) (aa)	40	38
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.28%), 1.59%, 04/13/2021 (aa)	500	500
2.95%, 04/13/2021	3,000	3,058
3.30%, 01/12/2022	1,100	1,146
Volkswagen Group of America Finance LLC, (ICE LIBOR USD 3 Month + 0.86%), 1.16%, 09/24/2021 (e) (aa)	1,000	996
2.70%, 09/26/2022 (e)	200	207
2.90%, 05/13/2022 (e)	2,500	2,581
4.00%, 11/12/2021 (e)	400	416
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	600	602

		36,279

Lodging — 0.3%
Marriott International, Inc., Series N, 3.13%, 10/15/2021	2,000	2,004

Retail — 0.4%
McDonald’s Corp., (ICE LIBOR USD 3 Month + 0.43%), 1.32%, 10/28/2021 (aa)	3,000	3,007

Total Consumer Cyclical		41,290

Consumer Non-cyclical — 13.6%
Agriculture — 3.0%
Altria Group, Inc., 4.75%, 05/05/2021	7,500	7,776
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 1.01%, 08/14/2020 (aa)	400	400
(ICE LIBOR USD 3 Month + 0.88%), 1.27%, 08/15/2022 (aa)	3,200	3,185
2.76%, 08/15/2022	3,700	3,831
Imperial Brands Finance plc, (United Kingdom), 2.95%, 07/21/2020 (e)	1,000	1,001
3.75%, 07/21/2022 (e)	2,800	2,922
Philip Morris International, Inc., 2.90%, 11/15/2021	1,000	1,035
Reynolds American, Inc., 4.00%, 06/12/2022	300	317

		20,467

Biotechnology — 0.4%
Gilead Sciences, Inc., 4.40%, 12/01/2021	2,500	2,617

Commercial Services — 2.0%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	10,089
Reg. S, 2.38%, 09/17/2020	500	501
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.26%, 08/15/2021 (aa)	2,800	2,796

		13,386

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food — 1.6%
Conagra Brands, Inc., 3.80%, 10/22/2021	300	312
General Mills, Inc.,
(ICE LIBOR USD 3 Month + 0.54%), 1.72%, 04/16/2021 (aa)	1,840	1,844
2.60%, 10/12/2022	915	953
Kroger Co. (The), 2.80%, 08/01/2022	3,000	3,132
Mondelez International Holdings Netherlands BV, (Netherlands), 2.00%, 10/28/2021 (e)	3,000	3,053
Tyson Foods, Inc.,
(ICE LIBOR USD 3 Month + 0.45%), 0.82%, 08/21/2020 (aa)	150	150
4.50%, 06/15/2022	792	845
Wm Wrigley Jr Co., 3.38%, 10/21/2020 (e)	500	503

		10,792

Healthcare—Services — 0.8%
Anthem, Inc., 3.13%, 05/15/2022	3,240	3,394
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,600	1,602

		4,996

Pharmaceuticals — 5.8%
AbbVie, Inc.,
(ICE LIBOR USD 3 Month + 0.35%), 0.72%, 05/21/2021 (e) (aa)	3,400	3,402
5.00%, 12/15/2021 (e)	3,455	3,630
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 0.63%), 0.93%, 06/25/2021 (e) (aa)	1,150	1,149
(ICE LIBOR USD 3 Month + 1.01%), 1.32%, 12/15/2023 (e) (aa)	3,400	3,389
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 1.35%, 06/06/2022 (aa)	945	947
Cigna Corp., 3.20%, 09/17/2020	3,765	3,786
3.40%, 09/17/2021	2,000	2,067
CVS Health Corp.,
(ICE LIBOR USD 3 Month + 0.72%), 1.03%, 03/09/2021 (aa)	3,580	3,593
2.13%, 06/01/2021	4,000	4,053
2.80%, 07/20/2020	2,430	2,432
3.50%, 07/20/2022	279	294
GlaxoSmithKline Capital plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.35%), 0.77%, 05/14/2021 (aa)	750	751
3.13%, 05/14/2021	1,000	1,025
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.40%, 09/23/2021	4,207	4,289
Takeda Pharmaceutical Co. Ltd., (Japan), 4.00%, 11/26/2021	4,065	4,244

		39,051

Total Consumer Non-cyclical		91,309

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified — 0.3%

Holding Companies—Diversified — 0.3%
CK Hutchison International 17 II Ltd., (Cayman Islands),
2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,502

Total Diversified		1,702

Energy — 1.8%

Oil & Gas — 0.4%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	750	778
Chevron Corp., 2.10%, 05/16/2021	1,590	1,612

		2,390

Pipelines — 1.4%
Enterprise Products Operating LLC, 5.20%, 09/01/2020	3,500	3,526
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	501
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020	3,350	3,376
Williams Cos., Inc. (The),
3.60%, 03/15/2022	1,500	1,559
4.13%, 11/15/2020	500	501

		9,463

Total Energy		11,853

Financial — 24.0%

Banks — 17.7%
Australia & New Zealand Banking Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.32%), 0.77%, 11/09/2020 (e) (aa)	4,000	4,003
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.57%, 11/28/2021 (aa)	3,000	2,978
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 0.95%, 06/25/2022 (aa)	1,700	1,701
(ICE LIBOR USD 3 Month + 1.18%), 2.29%, 10/21/2022 (aa)	1,000	1,009
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/2021 (aa)	2,850	2,862
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/2021 (aa)	100	100
(ICE LIBOR USD 3 Month + 1.42%), 2.56%, 04/19/2021 (aa)	3,000	3,031
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/2022 (aa)	2,000	2,022
Bank of Montreal, (Canada),
(United States SOFR + 0.68%), 0.76%, 03/10/2023 (aa)	1,900	1,887
(ICE LIBOR USD 3 Month + 0.79%), 1.16%, 08/27/2021 (aa)	100	100

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Banks — continued
Barclays Bank plc, (United Kingdom), 5.14%, 10/14/2020	405	409
Barclays plc, (United Kingdom), 3.25%, 01/12/2021	3,000	3,039
BPCE SA, (France),
(ICE LIBOR USD 3 Month + 1.22%), 1.58%, 05/22/2022 (e) (aa)	1,000	1,005
3.00%, 05/22/2022 (e)	1,000	1,034
Canadian Imperial Bank of Commerce, (Canada), (United States SOFR + 0.80%), 0.88%, 03/17/2023 (aa)	700	695
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 1.07%), 1.39%, 12/08/2021 (aa)	2,000	2,016
(ICE LIBOR USD 3 Month + 0.69%), 1.68%, 10/27/2022 (aa)	1,300	1,296
(ICE LIBOR USD 3 Month + 0.95%), 1.97%, 07/24/2023 (aa)	700	700
2.65%, 10/26/2020	100	101
2.70%, 03/30/2021	7,000	7,114
Citizens Bank NA, 2.25%, 10/30/2020	2,200	2,210
3.25%, 02/14/2022	2,000	2,071
Credit Suisse AG, (Switzerland), 1.00%, 05/05/2023	1,000	1,005
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.45%, 04/16/2021	6,500	6,654
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)	1,000	1,016
Fifth Third Bank NA, (ICE LIBOR USD 3 Month + 0.25%), 1.01%, 10/30/2020 (aa)	1,000	1,001
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.13%, 04/16/2022 (aa)	1,700	1,701
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 0.78%), 1.54%, 10/31/2022 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.17%), 1.56%, 11/15/2021 (aa)	750	752
2.35%, 11/15/2021	55	55
(ICE LIBOR USD 3 Month + 1.36%), 2.35%, 04/23/2021 (aa)	100	101
2.75%, 09/15/2020	50	50
3.00%, 04/26/2022	1,200	1,223
5.75%, 01/24/2022	3,000	3,237
HSBC Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.66%), 2.02%, 05/25/2021 (aa)	1,450	1,466
Huntington National Bank (The), 2.88%, 08/20/2020	400	401
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 1.46%, 03/29/2022 (aa)	1,700	1,712
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 1.00%, 10/02/2022 (e) (aa)	400	400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 1.11%, 06/21/2021 (aa)		1,000	1,004
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.92%), 1.28%, 02/22/2022 (aa)		700	704
(ICE LIBOR USD 3 Month + 1.06%), 1.37%, 09/13/2021 (aa)		1,185	1,195
(ICE LIBOR USD 3 Month + 0.86%), 1.85%, 07/26/2023 (aa)		2,300	2,292
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.63%), 0.99%, 05/25/2024 (aa)		2,000	1,960
(ICE LIBOR USD 3 Month + 0.94%), 1.31%, 02/28/2022 (aa)		1,000	1,006
2.63%, 04/12/2021 (e)		1,500	1,525
(ICE LIBOR USD 3 Month + 1.48%), 2.79%, 04/12/2021 (e) (aa)		1,000	1,009
Morgan Stanley,
(United States SOFR + 0.70%), 0.76%, 01/20/2023 (aa)		1,000	996
(Canada Bankers Acceptances 3 Month + 0.30%), 0.96%, 02/03/2023 (aa)	CAD	1,800	1,289
(ICE LIBOR USD 3 Month + 0.93%), 2.03%, 07/22/2022 (aa)		2,700	2,714
2.50%, 04/21/2021		3,050	3,101
2.63%, 11/17/2021		3,000	3,084
MUFG Union Bank NA, (United States SOFR + 0.71%), 0.79%, 12/09/2022 (aa)		300	299
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 2.31%, 07/12/2021 (e) (aa)		1,150	1,160
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 1.71%, 09/29/2022 (e) (aa)		2,100	2,102
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.30%, 08/30/2023 (e) (aa)		200	199
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 1.71%, 05/31/2021 (aa)		1,200	1,206
Royal Bank of Scotland Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.55%), 1.85%, 06/25/2024 (aa)		900	901
(ICE LIBOR USD 3 Month + 1.47%), 1.86%, 05/15/2023 (aa)		400	400
Santander UK plc, (United Kingdom), 2.10%, 01/13/2023		200	207
Skandinaviska Enskilda Banken AB, (Sweden),
(ICE LIBOR USD 3 Month + 0.43%), 0.82%, 05/17/2021 (e) (aa)		1,500	1,504
(ICE LIBOR USD 3 Month + 0.65%), 0.96%, 12/12/2022 (e) (aa)		500	502

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	23

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Banks — continued
2.63%, 11/17/2020 (e)	200	202
2.63%, 03/15/2021	1,858	1,885
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.51%, 09/10/2022 (aa)	300	300
3.05%, 01/15/2021 (e)	1,000	1,012
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,600	1,695
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 1.68%), 1.99%, 03/09/2021 (aa)	100	101
Svenska Handelsbanken AB, (Sweden), (ICE LIBOR USD 3 Month + 0.36%), 0.68%, 09/08/2020 (aa)	2,500	2,502
Truist Bank,
(ICE LIBOR USD 3 Month + 0.59%), 0.98%, 05/17/2022 (aa)	1,000	1,003
(ICE LIBOR USD 3 Month + 0.50%), 1.49%, 10/26/2021 (aa)	1,180	1,182
UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	2,400	2,415
UBS Group AG, (Switzerland),
Reg. S, (ICE LIBOR USD 3 Month + 1.53%), 2.22%, 02/01/2022 (aa)	1,000	1,019
3.00%, 04/15/2021 (e)	4,675	4,767
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 1.01%), 1.33%, 12/07/2020 (aa)	100	100
(ICE LIBOR USD 3 Month + 0.93%), 1.38%, 02/11/2022 (aa)	1,500	1,505
(ICE LIBOR USD 3 Month + 0.88%), 1.98%, 07/22/2020 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.23%), 1.99%, 10/31/2023 (aa)	1,000	1,007
2.63%, 07/22/2022	1,500	1,563
Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/2021 (aa)	2,000	2,003

		118,777

Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.45%, 12/16/2021	700	707
4.63%, 10/30/2020	3,580	3,596
5.00%, 10/01/2021	1,460	1,476
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,363
American Express Co.,
(ICE LIBOR USD 3 Month + 0.53%), 0.91%, 05/17/2021 (aa)	1,000	1,003
(ICE LIBOR USD 3 Month + 0.33%), 1.09%, 10/30/2020 (aa)	2,000	2,001
3.38%, 05/17/2021	3,000	3,070
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 1.61%, 05/02/2021 (e) (aa)	200	198
Reg. S, 2.38%, 09/15/2021	2,200	2,199

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
Capital One Bank USA NA, (United States SOFR + 0.62%), 2.01%, 01/27/2023 (aa)	1,500	1,521
Capital One Financial Corp., 2.40%, 10/30/2020	3,000	3,013
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	2,889	2,908
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan),
2.65%, 09/19/2022 (e)	800	821
Reg. S, 2.75%, 10/21/2020	2,500	2,514
Synchrony Financial, 3.75%, 08/15/2021	3,000	3,067

		29,457

Insurance — 1.3%
American International Group, Inc., 3.38%, 08/15/2020	7	7
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	3,000	3,101
MET Tower Global Funding, (United States SOFR + 0.55%), 0.61%, 01/17/2023 (e) (aa)	3,900	3,870
Metropolitan Life Global Funding I, (ICE LIBOR USD 3 Month + 0.23%), 1.58%, 01/08/2021 (e) (aa)	2,000	2,002

		8,980

Real Estate — 0.6%
Qatari Diar Finance QSC, (Qatar), Reg. S, 5.00%, 07/21/2020	3,800	3,807

Total Financial		161,021

Industrial — 2.2%
Aerospace/Defense — 0.5%
Northrop Grumman Corp., 2.08%, 10/15/2020	2,000	2,009
Rolls-Royce plc, (United Kingdom), 2.38%, 10/14/2020 (e)	1,500	1,497

		3,506

Environmental Control — 0.2%
Republic Services, Inc., 3.55%, 06/01/2022	1,180	1,240

Machinery—Construction & Mining — 0.4%
Caterpillar Financial Services Corp., Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.78%, 05/17/2021 (aa)	3,000	3,005

Miscellaneous Manufacturers — 0.2%
General Electric Co., 3.15%, 09/07/2022	1,000	1,047

Transportation — 0.5%
Ryder System, Inc., 2.88%, 06/01/2022	1,500	1,552
United Parcel Service, Inc., 2.05%, 04/01/2021	2,000	2,026

		3,578

Trucking & Leasing — 0.4%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	2,300	2,198
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 1.26%, 11/05/2021 (aa)	500	493

		2,691

Total Industrial		15,067

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology — 2.0%
Computers — 0.8%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	2,150	2,210
Hewlett Packard Enterprise Co.,
(ICE LIBOR USD 3 Month + 0.72%), 2.09%, 10/05/2021 (aa)	1,464	1,461
3.60%, 10/15/2020	1,250	1,258
IBM Credit LLC, (ICE LIBOR USD 3 Month + 0.47%), 0.83%, 11/30/2020 (aa)	420	421

		5,350

Semiconductors — 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 01/15/2021	650	655
3.00%, 01/15/2022	1,800	1,849
Broadcom, Inc., 3.13%, 04/15/2021 (e)	2,100	2,135
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	423
4.13%, 06/01/2021 (e)	2,800	2,883

		7,945

Total Technology		13,295

Utilities — 0.6%
Electric — 0.6%
Duke Energy Corp., (ICE LIBOR USD 3 Month + 0.65%), 0.96%, 03/11/2022 (aa)	2,000	1,998
Israel Electric Corp. Ltd., (Israel), Reg. S, 5.00%, 11/12/2024 (e)	300	336
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	500	501
3.85%, 11/15/2023 (d)	100	111
4.25%, 08/01/2023 (d)	700	798
Sempra Energy, (ICE LIBOR USD 3 Month + 0.50%), 1.72%, 01/15/2021 (aa)	200	200

Total Utilities		3,944

Total Corporate Bonds (Cost $355,400)		356,833

Foreign Government Securities — 0.6%
Export-Import Bank of India, (India), Reg. S, 2.75%, 08/12/2020	200	200
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 0.93%, 06/01/2021 (aa)	3,450	3,457

Total Foreign Government Securities (Cost $3,652)		3,657

U.S. Government Agency Securities — 5.5%
FHLMC, 0.38%, 06/08/2022	4,000	4,001
0.41%, 09/16/2022	4,000	4,000
0.45%, 05/26/2023	4,300	4,301
0.55%, 05/19/2023	4,000	4,001
0.55%, 06/01/2023	2,000	2,000
0.90%, 05/28/2025	8,300	8,302
0.90%, 06/30/2025	2,000	2,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

FNMA, 0.45%, 06/01/2023		4,000	4,002
0.50%, 05/05/2023		2,300	2,301
0.50%, 05/25/2023		2,000	2,000

Total U.S. Government Agency Securities (Cost $36,897)			36,908

U.S. Treasury Obligations — 6.3%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury Bill Market Yield 3 Month + 0.11%), 0.26%, 04/30/2022 (aa)		5,000	5,003
(U.S. Treasury Bill Market Yield 3 Month + 0.15%), 0.30%, 01/31/2022 (aa)		5,000	5,006
U.S. Treasury Inflation Indexed Notes, 0.63%, 04/15/2023		13,522	14,060
U.S. Treasury Notes,
0.25%, 06/15/2023 (dd)		7,100	7,115
2.00%, 07/31/2020		6,300	6,310
2.88%, 10/31/2020		5,100	5,145

Total U.S. Treasury Obligations (Cost $41,983)			42,639

Short-Term Investments — 11.1%
Certificates of Deposit — 1.4%
Banco Santander SA, (Spain), 1.90%, 10/15/2020 (n)		2,000	2,008
Barclays Bank plc, (United Kingdom),
0.70%, 02/01/2021 (n)		2,000	2,000
(ICE LIBOR USD 3 Month + 0.45%), 1.80%, 10/08/2020 (aa)		3,000	3,004
Swedbank AB, (Sweden), 1.77%, 07/22/2020 (n)		2,500	2,503

Total Certificates of Deposit			9,515

Commercial Papers — 2.0%
Bayer Corp., 2.47%, 09/01/2020 (e) (n)		1,500	1,499
Boeing Co. (The), 2.18%, 11/18/2020 (e) (n)		2,000	1,985
BP Capital Markets plc, (United Kingdom), 1.48%, 10/09/2020 (e) (n)		1,500	1,499
NatWest Markets plc, (United Kingdom), Series G, 2.24%, 01/07/2021 (e) (n)		3,000	2,985
Shell International Finance BV, (Netherlands), 1.16%, 02/25/2021 (e) (n)		2,000	1,994
1.17%, 02/16/2021 (e) (n)		800	797
VW Credit, Inc., 2.03%, 01/29/2021 (e) (n)		2,700	2,685

Total Commercial Papers			13,444

Foreign Government Securities — 4.8%
Canadian Treasury Bill, (Canada), Zero Coupon, 07/30/2020	CAD	12,500	9,206
Japan Treasury Discount Bill, (Japan), Zero Coupon, 09/14/2020	JPY	2,500,000	23,162

Total Foreign Government Securities			32,368

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	25

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Time Deposits — 0.4%
BNP Paribas SA, 0.01%, 07/01/2020		2,269	2,269
Brown Brothers Harriman,
(0.25%), 07/01/2020	JPY	66	1
(0.10%), 07/01/2020	AUD	6	4
0.01%, 07/01/2020	GBP	12	14
0.02%, 07/02/2020	CAD	116	85

Total Time Deposits			2,373

U.S. Treasury Obligations — 2.5%
U.S. Treasury Bill, Zero Coupon 11/05/2020		9,000	8,995

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — continued
U.S. Cash Management Bill, Zero Coupon, 09/08/2020	8,000	7,998

Total U.S. Treasury Obligations		16,993

Total Short-Term Investments (Cost $74,839)		74,693

Total Investments — 99.7% (Cost — $668,769)*		670,211

Other Assets in Excess of Liabilities — 0.3%		2,183

NET ASSETS — 100.0%		$672,394

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Canadian Bankers’ Acceptance	53	03/2021	CAD	9,637	71
Canadian Bankers’ Acceptance	335	06/2021	CAD	61,293	60
U.S. Treasury 2 Year Note	3	09/2020	USD	662	—	(h)
U.S. Treasury 5 Year Note	58	09/2020	USD	7,277	17

					148

Short Contracts
U.S. Ultra Treasury 10 Year Note	(107)	09/2020	USD	(16,783)	(68)

Total unrealized appreciation (depreciation)					80

Forward foreign currency exchange contracts outstanding as of June 30, 2020:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	3	CAD	4	Citibank, NA	07/30/2020	— (h)
USD	9,230	CAD	12,496	BNP Paribas SA	07/30/2020	25
GBP	75	USD	93	Bank of America, NA	08/17/2020	1
USD	1,680	GBP	1,340	Barclays Bank plc	08/17/2020	18
USD	23,426	JPY	2,500,000	Goldman Sachs International	09/14/2020	249

Total unrealized appreciation						293

CAD	349	USD	258	Bank of America, NA	08/17/2020	(1)
USD	4,520	CAD	6,359	Bank of America, NA	08/17/2020	(165)
USD	3,085	GBP	2,528	Barclays Bank plc	08/17/2020	(48)

Total unrealized depreciation						(214)

Net unrealized appreciation (depreciation)						79

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2020

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2020:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	(1)	(1)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	(1)	(1)

Total						—	(2)	(2)

(a)	Value of floating rate index as of June 30, 2020 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.16%
ICE LIBOR USD 3 Month	0.30%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CLO	— Collateralized Loan Obligations
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2020.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(n)	— The rate shown is the effective yield as of June 30, 2020.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2020.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2020.
(dd)	— Approximately $147,310 of this investment is restricted as collateral for forwards to Bank of America, NA.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	27

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 3.4%
BMW Canada Auto Trust, (Canada),
Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	1,067	789
Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	2,101	1,558
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		1,025	1,040
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)		197	198
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	1,000	740
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.58%, 10/15/2023 (aa)		2,900	2,873
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.78%, 09/15/2024 (aa)		600	590
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 0.61%, 02/25/2036 (aa)		1,340	1,334
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		263	267
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)		302	305
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)		271	272
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)		465	467
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.08%, 06/27/2067 (e) (aa)		1,416	1,385
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)		993	999
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.98%, 07/25/2035 (aa)		2,421	2,357
Penarth Master Issuer plc, (United Kingdom), Series 2018-2A, Class A1, (ICE LIBOR USD 1 Month + 0.45%), 0.64%, 09/18/2022 (e) (aa)		2,000	1,996
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 1.59%, 10/25/2029 (e) (aa)		2,000	1,965
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)		981	998
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		1,042	1,058
Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.48%, 09/15/2054 (e) (aa)		598	593
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)		339	342

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2019-3, Class A, 2.90%, 05/25/2028 (e)		491	498
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)		254	255
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)		1,261	1,272
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		2,200	2,233

Total Asset-Backed Securities (Cost $26,316)			26,384

Certificate of Deposit — 0.2%

Financial — 0.2%

Banks — 0.2%
Sumitomo Mitsui Banking Corp., (Japan), Class B, (ICE LIBOR USD 3 Month + 0.35%), 0.89%, 11/05/2021 (aa)		1,800	1,800

Total Certificate of Deposit (Cost $1,800)			1,800

Collateralized Mortgage Obligations — 3.5%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 1.09%, 11/16/2066 (e) (aa)		259	254
Canterbury Finance plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.64%, 05/16/2056 (aa)	GBP	1,000	1,216
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.52%, 08/26/2058 (e)		277	283
FHLMC REMICS,
Series 4950, Class A, 2.50%, 06/25/2034		3,493	3,530
Series 4961, Class LA, 2.50%, 07/25/2034		3,556	3,608
Finsbury Square plc, (United Kingdom),
Series 2017-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.68%), 0.88%, 09/12/2065 (aa)	GBP	249	308
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.15%, 09/12/2068 (aa)	GBP	1,306	1,615
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 06/16/2070 (e) (aa)	GBP	500	619
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 1.17%, 05/25/2050 (aa)		3,703	3,715
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.95%, 12/20/2064 (aa)		1,912	1,917
Series 2017-121, Class PE, 3.00%, 07/20/2046		2,173	2,231

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.65%, 08/20/2065 (aa)		2,600	2,589
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.59%, 05/20/2044 (aa)		1,352	1,352
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 1.13%, 12/22/2069 (e) (aa)		1,140	1,131
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 1.14%, 11/15/2049 (aa)	GBP	105	129
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		214	232
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.32%, 04/27/2057 (aa)	GBP	888	1,096
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.06%, 08/20/2056 (aa)	GBP	274	339
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 1.68%, 01/21/2070 (e) (aa)		161	160
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 1.39%, 07/20/2045 (e) (aa)	GBP	848	1,043
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.82%, 07/15/2051 (aa)	GBP	132	164

Total Collateralized Mortgage Obligations (Cost $27,670)			27,531

Commercial Mortgage-Backed Securities — 1.3%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.18%, 11/14/2035 (e) (aa)		1,215	1,192
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.22%, 09/14/2036 (e) (aa)		500	480
AREIT Trust, (Cayman Islands), Series 2020-CRE4, Class A, (ICE LIBOR USD 1 Month + 2.62%), 2.80%, 04/14/2037 (e) (aa)		1,100	1,102
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.23%, 04/15/2036 (e) (aa)		400	381
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.93%, 11/15/2035 (e) (aa)		1,979	1,959

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.09%, 11/21/2035 (e) (aa)	394	377
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	645	670
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.18%, 05/15/2036 (e) (aa)	700	660
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.17%, 04/14/2036 (e) (aa)	1,500	1,447
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.11%, 10/15/2035 (e) (aa)	2,113	2,049

Total Commercial Mortgage-Backed Securities (Cost $10,553)		10,317

Corporate Bonds — 15.3%

Basic Materials — 0.0% (g)

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	203

Consumer Cyclical — 2.1%
Auto Manufacturers — 2.1%
American Honda Finance Corp., (ICE LIBOR USD 3 Month + 0.45%), 0.84%, 02/15/2022 (aa)	2,100	2,095
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 0.93%, 08/13/2021 (e) (aa)	3,700	3,681
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 0.81%, 02/22/2021 (e) (aa)	1,500	1,493
2.70%, 08/03/2020 (e)	800	801
Ford Motor Credit Co. LLC, 2.34%, 11/02/2020	800	794
General Motors Financial Co., Inc., 3.70%, 11/24/2020	3,200	3,217
Hyundai Capital America, Reg. S, 2.45%, 06/15/2021	100	101
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 0.83%, 03/15/2021 (e) (aa)	200	195
(ICE LIBOR USD 3 Month + 0.69%), 1.00%, 09/28/2022 (e) (aa)	1,620	1,498
(ICE LIBOR USD 3 Month + 0.65%), 1.96%, 07/13/2022 (e) (aa)	700	652
Volkswagen Group of America Finance LLC,
(ICE LIBOR USD 3 Month + 0.86%), 1.16%, 09/24/2021 (e) (aa)	1,000	997
4.00%, 11/12/2021 (e)	400	416
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	800	802

Total Consumer Cyclical		16,742

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	29

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Non-cyclical — 3.4%
Agriculture — 1.0%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 1.01%, 08/14/2020 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.88%), 1.27%, 08/15/2022 (aa)	3,500	3,484
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	3,100	3,235

		7,719

Commercial Services — 1.6%
Central Nippon Expressway Co. Ltd., (Japan), Reg. S, 2.36%, 05/28/2021	10,000	10,089
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.26%, 08/15/2021 (aa)	3,090	3,085

		13,174

Food — 0.1%
Conagra Brands, Inc., 3.80%, 10/22/2021	400	416

Healthcare—Services — 0.2%
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,900	1,902

Pharmaceuticals — 0.5%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.32%, 12/15/2023 (e) (aa)	3,700	3,689

Total Consumer Non-cyclical		26,900

Diversified — 0.2%
Holding Companies — 0.2%
CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	200	201
Reg. S, 2.25%, 09/29/2020	1,500	1,502

Total Diversified		1,703

Energy — 0.2%

Oil & Gas — 0.1%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	1,045	1,083

Pipelines — 0.1%
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	501

Total Energy		1,584

Financial — 7.3%

Banks — 4.5%
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.57%, 11/28/2021 (aa)	3,200	3,176
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.18%), 2.29%, 10/21/2022 (aa)	1,200	1,210
Canadian Imperial Bank of Commerce, (Canada), (United States SOFR + 0.80%), 0.88%, 03/17/2023 (aa)	800	795
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.69%), 1.68%, 10/27/2022 (aa)	1,500	1,496

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(ICE LIBOR USD 3 Month + 0.95%), 1.97%, 07/24/2023 (aa)		850	850
Credit Suisse AG, (Switzerland), 1.00%, 05/05/2023		1,150	1,156
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)		1,200	1,219
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.13%, 04/16/2022 (aa)		1,800	1,801
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 0.78%), 1.54%, 10/31/2022 (aa)		1,000	999
(ICE LIBOR USD 3 Month + 1.17%), 1.56%, 11/15/2021 (aa)		300	301
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 1.46%, 03/29/2022 (aa)		1,900	1,914
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 1.00%, 10/02/2022 (e) (aa)		500	499
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.92%), 1.28%, 02/22/2022 (aa)		771	776
(ICE LIBOR USD 3 Month + 0.86%), 1.85%, 07/26/2023 (aa)		2,500	2,491
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 0.99%, 05/25/2024 (aa)		2,400	2,352
Morgan Stanley,
(United States SOFR + 0.70%), 0.76%, 01/20/2023 (aa)		1,000	997
(Canada Bankers Acceptances 3 Month + 0.30%), 0.96%, 02/03/2023 (aa)	CAD	2,000	1,432
(ICE LIBOR USD 3 Month + 0.93%), 2.03%, 07/22/2022 (aa)		2,400	2,412
MUFG Union Bank NA, (United States SOFR + 0.71%), 0.79%, 12/09/2022 (aa)		500	498
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 1.71%, 09/29/2022 (e) (aa)		2,360	2,363
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.30%, 08/30/2023 (e) (aa)		200	199
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 1.71%, 05/31/2021 (aa)		1,200	1,206
Royal Bank of Scotland Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.55%), 1.85%, 06/25/2024 (aa)		700	700
(ICE LIBOR USD 3 Month + 1.47%), 1.86%, 05/15/2023 (aa)		700	701
Santander UK plc, (United Kingdom), 2.10%, 01/13/2023		200	207

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued

Banks — continued
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.51%, 09/10/2022 (aa)	500	500
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,700	1,801
Wells Fargo & Co., (ICE LIBOR USD 3 Month + 1.23%), 1.99%, 10/31/2023 (aa)	1,100	1,108

		35,159

Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.45%, 12/16/2021	700	707
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,463
American Express Co., 2.75%, 05/20/2022	3,700	3,841
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 1.61%, 05/02/2021 (e) (aa)	200	198
Reg. S, 2.38%, 09/15/2021	2,500	2,499
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	1,700	1,745
Reg. S, 2.75%, 10/21/2020	2,500	2,514

		12,967

Insurance — 0.6%
MET Tower Global Funding, (United States SOFR + 0.55%), 0.61%, 01/17/2023 (e) (aa)	4,500	4,466

Real Estate — 0.6%
Qatari Diar Finance QSC, (Qatar), Reg. S, 5.00%, 07/21/2020	4,400	4,408

Total Financial		57,000

Industrial — 0.8%
Transportation — 0.3%
Ryder System, Inc., 2.88%, 06/01/2022	1,900	1,966

Trucking & Leasing — 0.5%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,700	3,536
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 1.26%, 11/05/2021 (aa)	500	493

		4,029

Total Industrial		5,995

Technology — 1.0%
Computers — 0.3%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	2,500	2,570

Semiconductors — 0.6%
Broadcom, Inc., 3.13%, 10/15/2022 (e)	200	208
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	423
4.13%, 06/01/2021 (e)	3,400	3,501

		4,132

Software — 0.1%
Oracle Corp., 2.80%, 07/08/2021	700	718

Total Technology		7,420

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Utilities — 0.3%
Electric — 0.3%
Israel Electric Corp. Ltd., (Israel), Reg. S, 5.00%, 11/12/2024 (e)	300	336
Pacific Gas & Electric Co., 1.75%, 06/16/2022	500	501
3.85%, 11/15/2023 (d)	200	222
4.25%, 08/01/2023 (d)	800	912

Total Utilities		1,971

Total Corporate Bonds (Cost $119,292)		119,518

Foreign Government Securities — 0.6%
Export-Import Bank of India, (India), Reg. S, 2.75%, 08/12/2020	200	200
Export-Import Bank of Korea, (South Korea),
(ICE LIBOR USD 3 Month + 0.53%), 0.82%, 06/25/2022 (aa)	1,000	998
(ICE LIBOR USD 3 Month + 0.58%), 0.93%, 06/01/2021 (aa)	3,400	3,407

Total Foreign Government Securities (Cost $4,603)		4,605

Municipal Bonds — 67.7% (t)
Alabama — 0.1%
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022	550	589

Alaska — 0.3%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 0.12%, 07/07/2020 (z)	2,400	2,400

Arizona — 2.8%
Arizona Health Facilities Authority, Dignity Health, Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.13%, 07/07/2020 (z)	8,800	8,800
City of Phoenix Civic, Improvement Corp., Senior Lien,
Rev., AMT, 5.00%, 07/01/2020	620	620
Rev., AMT, 5.00%, 07/01/2021	1,750	1,818
City of Phoenix, Industrial Development Authority, Mayo Clinic, Series B, Rev., VRDO, 0.10%, 07/01/2020 (z)	6,160	6,160
Maricopa County Industrial Development Authority, Honorhealth, Series A, Rev., 5.00%, 09/01/2021	725	758
Maricopa County, Unified School District, GO, 5.00%, 07/01/2022	1,310	1,433
Maricopa County, Unified School District No. 80 Chandler, Series A, GO, 5.00%, 07/01/2021	1,300	1,361
Maricopa County, Union High School District No. 210, School Improvement Project 2011 and 2017, GO, 5.00%, 07/01/2022	1,000	1,093

		22,043

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	31

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — 2.3%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,542
City of Long Beach, Series B, Rev., AMT, 4.00%, 05/15/2022	3,000	3,170
City of Long Beach, Harbor Revenue, Series C, Rev., 4.00%, 07/15/2021	2,000	2,069
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	416
Los Angeles Department of Water, Series B4, Rev., VRDO, 0.09%, 07/01/2020 (z)	1,000	1,000
Los Angeles Department of Water & Power, Power System Revenue, Series A6, Rev., VRDO, 0.10%, 07/01/2020 (z)	1,000	1,000
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2021	6,405	6,527
Southern California Public Power Authority, Windy Point/Windy Flats Project, Rev., 5.00%, 07/01/2021	1,250	1,310
State of California, GO, 5.00%, 10/01/2022	1,000	1,106

		18,140

Colorado — 1.5%
City & County of Denver, Airport System, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,111
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022	2,500	2,658
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Rev., 1.35%, 02/01/2022	5,000	5,024
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	2,058

		11,851

Connecticut — 1.8%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 0.13%, 07/07/2020 (z)	280	280
Series F3, Rev., VRDO, 0.13%, 07/07/2020 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,010
Connecticut State, Health & Educational Facilities Authority, Yale University, Series U2, Rev., 2.00%, 07/01/2033 (z)	1,300	1,334
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,308

		13,932

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — 0.8%
District of Columbia, Series A, GO, 5.00%, 10/15/2022	4,050	4,487
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 0.12%, 07/07/2020 (z)	500	500
Metropolitan Washington Airports Authority, Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,511

		6,498

Florida — 6.6%
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,329
City of Gainesville, Utilities System,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,482
Series B, Rev., VRDO, 0.14%, 07/07/2020 (z)	4,830	4,830
City of Orlando, Series B, Rev., 5.00%, 10/01/2021	775	821
County of Miami-Dade Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,739
County of Miami-Dade, Building Better Communities Project,
Series A, GO, 5.00%, 07/01/2021	5,000	5,234
Series A, GO, 5.00%, 07/01/2022	6,000	6,559
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	911
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.13%, 07/07/2020 (z)	3,655	3,655
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.12%, 07/07/2020 (z)	4,000	4,000
JEA Water & Sewer System, Series A1, Rev., VRDO, 0.13%, 07/01/2020 (z)	8,615	8,615
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,069
Orlando Utilities Commission, Series 1, Rev., VRDO, 0.12%, 07/07/2020 (z)	6,200	6,200
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,490
State of Florida, Board Education, Capital Outlay, Series A, GO, 5.00%, 06/01/2022	2,500	2,726

		51,660

Georgia — 0.1%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,130

Hawaii — 0.2%
State of Hawaii, Series EA, GO, 5.00%, 12/01/2021	1,075	1,147

Idaho — 0.9%
Idaho Health Facilities Authority, St Luke’s Health System Obligated Group, Rev., VRDO, LOC: US Bank NA, 0.13%, 07/01/2020 (z)	4,500	4,500

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Idaho — continued
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,546

		7,046

Illinois — 2.8%
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2021	3,580	3,648
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,730	3,801
Series A, Rev., AMT, 5.00%, 01/01/2022	2,000	2,114
Series C, Rev., 5.00%, 01/01/2022	3,670	3,897
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,077
Illinois Finance Authority, Northwestern Memorial Hospital, Series A2, Rev., VRDO, 0.13%, 07/01/2020 (z)	2,675	2,675
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.13%, 07/01/2020 (z)	200	200
Illinois Housing Development Authority, Multifamily Housing, Century Woods IL TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,522
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge IL TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,061

		21,995

Indiana — 1.6%
Indiana Finance Authority, Educational Facilities, Marian University Project, Rev., 6.50%, 09/15/2030 (p)	3,000	3,222
Indiana Finance Authority, Green Bond, Series B, Rev., 5.00%, 02/01/2022	950	1,021
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 07/01/2020 (z)	900	900
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: US Bank NA, 0.13%, 07/01/2020 (z)	1,300	1,300
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2021	2,815	2,867
Rev., AMT, 5.00%, 01/01/2022	3,085	3,255

		12,565

Kansas — 0.2%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,398

Kentucky — 0.2%
City of Owensboro, Electric Light & Power System, Series B, Rev., 5.00%, 01/01/2021	1,250	1,278

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — 0.3%
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,473

Maryland — 1.0%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,062
County of Anne Arundel, General Improvements, GO, 5.00%, 04/01/2022	1,165	1,261
State of Maryland, Series B, GO, 5.00%, 08/01/2022	5,000	5,492

		7,815

Massachusetts — 4.4%
Massachusetts Bay Transportation Authority,
Series A1, Rev., VRDO, 0.11%, 07/07/2020 (z)	1,800	1,800
Series A2, Rev., VRDO, 0.11%, 07/07/2020 (z)	5,895	5,895
Massachusetts Development Finance Agency, Beth Israel Lahey Health Obligated Group, Series K, Rev., 4.00%, 07/01/2021	720	740
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,057
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022 (w)	2,350	2,591
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 0.11%, 07/07/2020 (z)	5,700	5,700
Series K2, Rev., VRDO, 0.11%, 07/07/2020 (z)	6,400	6,400
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,201
Series B, Rev., AMT, 5.00%, 07/01/2021	900	929
Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,127
Series J, Rev., AMT, 5.00%, 07/01/2020	400	400
Massachusetts School Building Authority,
Series A, Rev., 5.00%, 08/15/2022 (p)	2,710	2,977

		33,817

Michigan — 1.8%
University of Michigan, Series D1, Rev., VRDO, 0.07%, 07/01/2020 (z)	8,965	8,965
Wayne County Airport Authority, Series A, Rev., AMT, 5.00%, 12/01/2020	4,985	5,064

		14,029

Minnesota — 0.5%
City of Minneapolis, Capital Improvement, Green Bond, GO, 5.00%, 12/01/2021	3,760	4,011

Missouri — 0.5%
City of St. Louis, Airport, Series B, Rev., AGM, AMT, 4.00%, 07/01/2020	1,500	1,500

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 0.15%, 07/01/2020 (z)	2,635	2,635

		4,135

Nevada — 1.7%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,198
Las Vegas Valley Water District,
Series B, GO, 5.00%, 06/01/2022	2,000	2,178
Series B, GO, 5.00%, 12/01/2020	4,805	4,900
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,320

		13,596

New Hampshire — 2.3%
New Hampshire Business Finance Authority, Emerald Renewable Diesel LLC, Rev., AMT, 2.00%, 06/01/2049 (e) (z)	3,000	3,004
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 0.14%, 07/01/2020 (z)	8,590	8,590
Series B, Rev., VRDO, 0.14%, 07/01/2020 (z)	2,800	2,800
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 0.14%, 07/01/2020 (z)	3,710	3,710

		18,104

New Jersey — 0.8%
New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series D, Rev., AMT, 4.00%, 10/01/2020	1,290	1,300
New Jersey Sports & Exposition Authority,
Series A, Rev., 5.00%, 09/01/2020	1,000	1,007
Series A, Rev., 5.00%, 09/01/2021	4,000	4,204

		6,511

New Mexico — 0.4%
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2020	2,600	2,628
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	651

		3,279

New York — 11.2%
City of New York,
Series F, GO, 5.00%, 08/01/2022	1,125	1,203
Series G4, GO, VRDO, LOC: Citibank NA, 0.13%, 07/07/2020 (z)	1,000	1,000
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.13%, 07/01/2020 (z)	615	615

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series I3, GO, VRDO, LOC: Bank of America NA, 0.13%, 07/01/2020 (z)	750	750
Series I4, GO, VRDO, LOC: TD Bank NA, 0.11%, 07/01/2020 (z)	2,000	2,000
City of New York, Fiscal Year 2008, Series J6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.15%, 07/01/2020 (z)	2,200	2,200
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 0.13%, 07/07/2020 (z)	7,000	7,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 0.14%, 07/01/2020 (z)	4,900	4,900
Metropolitan Transportation Authority,
Series A, Rev., BAN, 4.00%, 02/01/2022	16,000	16,398
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,108
New York City Municipal Water Finance Authority, Water & Sewer System, Series F1A, Rev., VRDO, 0.12%, 07/07/2020 (z)	6,000	6,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
Series B, Rev., VRDO, 0.13%, 07/01/2020 (z)	5,540	5,540
Series BB, Rev., VRDO, 0.14%, 07/01/2020 (z)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series A4, Rev., VRDO, 0.11%, 07/01/2020 (z)	3,500	3,500
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,949
Series B5, Rev., VRDO, 0.14%, 07/01/2020 (z)	1,000	1,000
Series E1, Rev., 5.00%, 02/01/2022	2,490	2,672
New York City Municipal Water Finance Authority, Water & Sewer System, Series F1, Rev., VRDO, 0.11%, 07/01/2020 (z)	5,700	5,700
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., BAM, 5.00%, 10/01/2020	1,500	1,518
New York State Urban Development Corp., Series A, Rev., 5.00%, 03/15/2022	8,575	9,245
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	1,988
Port Authority of New York & New Jersey, Series 195, Rev., AMT, 5.00%, 10/01/2021	1,600	1,677
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,199
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 0.09%, 07/01/2020 (z)	2,600	2,600
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.13%, 07/01/2020 (z)	1,430	1,430

		87,192

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — 0.9%
City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.10%, 07/07/2020 (z)	5,800	5,800
County of Durham, GO, 5.00%, 04/01/2022	1,135	1,229

		7,029

Ohio — 1.7%
City of Cincinnati, Series A, GO, 5.00%, 12/01/2032 (p)	1,700	1,851
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group,
Series B1, Rev., VRDO, 0.11%, 07/01/2020 (z)	950	950
Series B3, Rev., VRDO, 0.12%, 07/01/2020 (z)	3,800	3,800
Ohio State University (The), Series B2, Rev., VRDO, 0.12%, 07/07/2020 (z)	6,725	6,725

		13,326

Oklahoma — 0.5%
Oklahoma County, Independent School District No. 12 Edmond, Combined Purpose, GO, 2.00%, 03/01/2021	1,270	1,284
Tulsa County, Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,215

		3,499

Pennsylvania — 3.7%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,584
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,168
Geisinger Authority, Health System, Series A, Rev., 5.00%, 04/01/2022	2,400	2,586
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,184
Pennsylvania Economic Development Financing Authority, Waste Management PA Obligated Group, Series A, Rev., 2.15%, 11/01/2021	1,375	1,399
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 0.10%, 07/01/2020 (z)	350	350
Philadelphia Authority for Industrial Development, Rev., 5.00%, 10/01/2021	4,000	4,173
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project, Rev., 5.00%, 05/01/2021	750	772
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,081
Ringgold School District, GO, BAM, 3.00%, 09/01/2022	2,325	2,456
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2021	1,600	1,676
Series F, GO, 5.00%, 09/01/2020	1,100	1,108

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Series F, GO, 5.00%, 09/01/2021	1,500	1,572

		29,109

Rhode Island — 0.2%
Rhode Island Commerce Corp., Rev., 5.00%, 06/15/2022	1,550	1,680

South Carolina — 0.7%
South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.16%, 07/01/2020 (z)	5,250	5,250

Tennessee — 0.6%
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., AGM, VRDO, 0.13%, 07/01/2020 (z)	2,875	2,875
Tennessee Energy Acquisition Corp., Series A, Rev., 5.25%, 09/01/2021	2,040	2,125

		5,000

Texas — 7.1%
City of Arlington, Water & Wastewater System, Series A, Rev., 2.00%, 06/01/2021	400	406
City of Austin, Airport System Revenue, Rev., AMT, 5.00%, 11/15/2020	2,500	2,535
City of Corpus Christi, Utility System Revenue, Junior Lien, Rev., 5.00%, 07/15/2021	3,635	3,812
City of Dallas, Refunding and Improvement, GO, 5.00%, 02/15/2022	3,000	3,228
City of Houston, Series A, GO, 5.00%, 03/01/2022	2,505	2,701
City of Houston, Airport System, Series D, Rev., 5.00%, 07/01/2021	1,150	1,195
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,119
Collin County, Community College District, Series A, GO, 5.00%, 08/15/2022	1,310	1,441
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,834
County of Williamson,
GO, 4.00%, 02/15/2022	3,190	3,383
GO, 5.00%, 02/15/2022	1,000	1,076
Cypress-Fairbanks Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,539
Fort Bend Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2021	1,000	1,053
GO, PSF-GTD, 5.00%, 08/15/2022	1,000	1,101
Frisco Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	2,000	2,153
GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,362
Harris County, Flood Control District, Series A, Rev., 5.00%, 10/01/2022	4,000	4,427
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,600	1,723
North Texas Tollway Authority, North Texas Tollway System, First Tier,
Series A, Rev., 5.00%, 01/01/2021	1,000	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 5.00%, 01/01/2022	2,000	2,135
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,059
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,280	1,407
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	6,560	7,063
State of Texas, College Student Loan, Series B, GO, AMT, 5.00%, 08/01/2020	4,010	4,025

		54,800

Virginia — 2.6%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 0.14%, 07/01/2020 (z)	1,350	1,350
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group, Series A, Rev., VRDO, 0.16%, 07/07/2020 (z)	9,700	9,700
Virginia Port Authority,
Series B, Rev., AMT, 5.00%, 07/01/2020	1,730	1,730
Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,469
Virginia Public School Authority, Series VIII, Rev., 5.00%, 04/15/2022	5,300	5,747

		19,996

Washington — 1.6%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.13%, 07/07/2020 (z)	4,000	4,000
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	481
Pierce County, School District No. 403 Bethel, GO, SCH BD GTY, 4.00%, 12/01/2021	850	895
Port of Seattle, First Lien, Series B, Rev., AMT, 5.00%, 10/01/2020	2,935	2,967
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022	2,000	2,137
Spokane County School District No. 81 Spokane, GO, SCH BD GTY, 5.00%, 12/01/2020	1,940	1,978

		12,458

Wisconsin — 1.0%
State of Wisconsin,
Series A, GO, 5.00%, 05/01/2022	4,815	5,230
Series B, GO, 5.00%, 05/01/2021	2,435	2,531

		7,761

Total Municipal Bonds (Cost $526,468)		528,542

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
U.S. Government Agency Securities — 1.6%
FHLMC,
0.90%, 05/28/2025		10,500	10,503
0.90%, 06/30/2025		2,300	2,300

Total U.S. Government Agency Securities (Cost $12,798)			12,803

U.S. Treasury Obligations — 3.1%
U.S. Treasury Inflation Indexed Notes, 0.63%, 04/15/2023 (dd)		16,309	16,957
U.S. Treasury Notes, 0.25%, 06/15/2023		7,500	7,516

Total U.S. Treasury Obligations (Cost $23,718)			24,473

Short-Term Investments — 2.9%
Commercial Papers — 0.6%
American Honda Finance Corp., 1.96%, 09/03/2020 (n)		1,400	1,399
Shell International Finance BV, (Netherlands), 2.67%, 08/03/2020 (e) (n)		2,900	2,899

Total Commercial Papers			4,298

Municipal Bonds — 2.0% (t)
City of New Haven, Series A, GO, 5.00%, 08/01/2020		1,000	1,003
County of Erie, GO, RAN, 3.00%, 06/24/2021		5,000	5,122
County of Suffolk, Series II, GO, TAN, 2.50%, 08/20/2020		5,000	5,010
Sauk Prairie School District, Rev., BAN, 2.00%, 12/09/2020		3,500	3,511
Troy University, Alabama Facilities, Series A, Rev., BAM, 4.00%, 11/01/2020		1,000	1,012

Total Municipal Bonds			15,658

Time Deposits — 0.3%
BNP Paribas SA, 0.01%, 07/01/2020		1,903	1,903
Brown Brothers Harriman,
(0.68%), 07/01/2020	EUR	2	2
(0.25%), 07/01/2020	JPY	27	—	(h)
(0.10%), 07/01/2020	AUD	7	5
0.02%, 07/02/2020	CAD	431	318
Citibank NA, 0.01%, 07/01/2020	GBP	115	142

Total Time Deposits			2,370

Total Short-Term Investments (Cost $22,309)			22,326

Total Investments — 99.6% (Cost — $775,527)*			778,299

Other Assets in Excess of Liabilities — 0.4%			2,744

NET ASSETS — 100.0%			$781,043

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2020

Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Canadian Bankers’ Acceptance	68	03/2021	CAD	12,365	91
Canadian Bankers’ Acceptance	383	06/2021	CAD	70,076	68
U.S. Treasury 2 Year Note	72	09/2020	USD	15,897	3
U.S. Treasury 5 Year Note	23	09/2020	USD	2,883	9

					171

Short Contracts
U.S. Ultra Treasury 10 Year Note	(118)	09/2020	USD	(18,508)	(75)

Total unrealized appreciation (depreciation)					96

Forward foreign currency exchange contracts outstanding as of June 30, 2020:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,791	GBP	2,227	Barclays Bank plc	08/17/2020	31

Total unrealized appreciation						31

USD	4,960	CAD	6,979	Bank of America, NA	08/17/2020	(181)
CAD	325	USD	240	Morgan Stanley & Co.	08/17/2020	(1)
USD	3,197	GBP	2,620	Barclays Bank plc	08/17/2020	(50)

Total unrealized depreciation						(232)

Net unrealized appreciation (depreciation)						(201)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2020:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	10,800	—	(1)	(1)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	14,200	—	(1)	(1)

Total						—	(2)	(2)

(a)	Value of floating rate index as of June 30, 2020 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.16%
ICE LIBOR USD 3 Month	0.30%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	37

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
COLL	— Collateral
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Note
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2020.
TAN	— Tax Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2020.

(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(n)	— The rate shown is the effective yield as of June 30, 2020.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2020.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2020.
(dd)	— Approximately $151,806 of this investment is restricted as collateral for forwards to Bank of America, NA.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.7%
Basic Materials — 0.7%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	36	8,677
Albemarle Corp.	14	1,114
Axalta Coating Systems Ltd. (a)	22	503
Celanese Corp., Class A	16	1,346
CF Industries Holdings, Inc.	32	892
Dow, Inc.	115	4,689
DuPont de Nemours, Inc.	119	6,336
Eastman Chemical Co.	19	1,335
Ecolab, Inc.	41	8,073
FMC Corp.	21	2,083
International Flavors & Fragrances, Inc.	15	1,809
Linde plc, (United Kingdom)	87	18,466
LyondellBasell Industries NV, Class A	42	2,728
Mosaic Co. (The)	58	725
PPG Industries, Inc.	37	3,893
RPM International, Inc.	22	1,649
Sherwin-Williams Co. (The)	13	7,564

		71,882

Forest Products & Paper — 0.0% (g)
International Paper Co.	78	2,734

Iron/Steel — 0.0% (g)
Nucor Corp.	47	1,944
Steel Dynamics, Inc.	31	801

		2,745

Mining — 0.1%
Freeport-McMoRan, Inc.	205	2,368
Newmont Corp.	114	7,030

		9,398

Total Basic Materials		86,759

Communications — 21.8%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	51	873
Omnicom Group, Inc.	30	1,662
Trade Desk, Inc. (The), Class A (a)	5	2,099

		4,634

Internet — 19.8%
Alphabet, Inc., Class A (a)	339	481,000
Alphabet, Inc., Class C (a)	333	471,175
Amazon.com, Inc. (a)	178	489,795
Booking Holdings, Inc. (a)	17	27,554
CDW Corp.	20	2,356
E*TRADE Financial Corp.	162	8,034
eBay, Inc.	291	15,285
Expedia Group, Inc.	57	4,678
F5 Networks, Inc. (a)	9	1,322
Facebook, Inc., Class A (a)	2,721	617,805
GoDaddy, Inc., Class A (a)	24	1,725
IAC/InterActiveCorp. (a)	11	3,682
Match Group, Inc. (a)	8	853
MercadoLibre, Inc., (Argentina) (a)	7	6,991

SECURITY DESCRIPTION	SHARES		VALUE($)

Internet — continued
Netflix, Inc. (a)	68		31,150
NortonLifeLock, Inc.	275		5,453
Okta, Inc., Class A (a)	17		3,320
Palo Alto Networks, Inc. (a)	15		3,438
Pinterest, Inc., Class A (a)	52		1,147
Roku, Inc., Class A (a)	14		1,677
Snap, Inc., Class A (a)	131		3,074
TD Ameritrade Holding Corp.	190		6,922
Twitter, Inc. (a)	881		26,253
Uber Technologies, Inc. (a)	147		4,560
VeriSign, Inc. (a)	15		3,119
Wayfair, Inc., Class A (a)	10		1,909
Zillow Group, Inc., Class C (a)	21		1,201

			2,225,478

Media — 0.9%
Altice USA, Inc., Class A (a)	18		411
Cable One, Inc.	—	(h)	495
Charter Communications, Inc., Class A (a)	24		12,376
Comcast Corp., Class A	718		27,985
Discovery, Inc., Class C (a)	83		1,591
DISH Network Corp., Class A (a)	41		1,432
FactSet Research Systems, Inc.	26		8,627
Fox Corp., Class A	54		1,453
Fox Corp., Class B	21		553
Liberty Broadband Corp., Class C (a)	17		2,059
Liberty Global plc, (United Kingdom), Class A (a)	11		244
Liberty Global plc, (United Kingdom), Class C (a)	81		1,745
Liberty Media Corp.-Liberty Formula One, Class C (a)	35		1,102
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	13		464
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	29		989
News Corp., Class A	63		747
Sirius XM Holdings, Inc.	215		1,264
ViacomCBS, Inc., Class B	93		2,166
Walt Disney Co. (The)	284		31,715

			97,418

Telecommunications — 1.1%
Arista Networks, Inc. (a)	8		1,648
AT&T, Inc.	1,139		34,424
CenturyLink, Inc.	143		1,435
Cisco Systems, Inc.	668		31,149
Corning, Inc.	112		2,905
Juniper Networks, Inc.	52		1,193
Motorola Solutions, Inc.	25		3,530
T-Mobile US, Inc. (a)	82		8,583
Verizon Communications, Inc.	646		35,635

			120,502

Total Communications			2,448,032

Consumer Cyclical — 4.2%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	38		1,071
Southwest Airlines Co.	24		829

			1,900

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	39

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Apparel — 0.2%
NIKE, Inc., Class B	201		19,700
Ralph Lauren Corp., Class A	6		424
VF Corp.	53		3,228

			23,352

Auto Manufacturers — 1.6%
Cummins, Inc.	432		74,768
Ford Motor Co.	631		3,834
General Motors Co.	226		5,715
PACCAR, Inc.	1,013		75,807
Tesla, Inc. (a)	23		24,348

			184,472

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland)	41		3,219
Autoliv, Inc., (Sweden)	13		823
BorgWarner, Inc.	33		1,157
Lear Corp.	9		944

			6,143

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	32		2,667
Fastenal Co.	94		4,020
HD Supply Holdings, Inc. (a)	19		646
LKQ Corp. (a)	42		1,113
WW Grainger, Inc.	7		2,265

			10,711

Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	23		1,023
Vail Resorts, Inc.	6		1,098

			2,121

Food Service — 0.0% (g)
Aramark	35		798

Home Builders — 0.1%
DR Horton, Inc.	46		2,525
Lennar Corp., Class A	38		2,366
NVR, Inc. (a)	—	(h)	1,127
PulteGroup, Inc.	29		976

			6,994

Home Furnishings — 0.0% (g)
Whirlpool Corp.	8		1,001

Housewares — 0.0% (g)
Newell Brands, Inc.	63		994

Leisure Time — 0.0% (g)
Carnival Corp.	99		1,632
Royal Caribbean Cruises Ltd.	30		1,486

			3,118

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	46		3,402
Las Vegas Sands Corp.	56		2,557
Marriott International, Inc., Class A	44		3,753
MGM Resorts International	82		1,372
Wynn Resorts Ltd.	14		1,038

			12,122

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — 2.0%
Advance Auto Parts, Inc.	10	1,361
AutoZone, Inc. (a)	4	3,961
Best Buy Co., Inc.	37	3,228
Burlington Stores, Inc. (a)	10	1,955
CarMax, Inc. (a)	24	2,135
Chipotle Mexican Grill, Inc., Class A (a)	4	4,358
Costco Wholesale Corp.	69	20,996
Darden Restaurants, Inc.	19	1,472
Dollar General Corp.	40	7,712
Dollar Tree, Inc. (a)	37	3,445
Domino’s Pizza, Inc.	6	2,202
Genuine Parts Co.	23	1,969
Home Depot, Inc. (The)	172	43,037
Lowe’s Cos., Inc.	121	16,337
Lululemon Athletica, Inc., (Canada) (a)	18	5,592
McDonald’s Corp.	117	21,611
O’Reilly Automotive, Inc. (a)	11	4,463
Ross Stores, Inc.	56	4,795
Starbucks Corp.	186	13,653
Target Corp.	79	9,527
Tiffany & Co.	17	2,077
TJX Cos., Inc. (The)	188	9,504
Tractor Supply Co.	16	2,174
Ulta Beauty, Inc. (a)	8	1,706
Walgreens Boots Alliance, Inc.	118	4,987
Walmart, Inc.	227	27,167
Yum! Brands, Inc.	47	4,097

		225,521

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	9	900

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	20	1,522

Total Consumer Cyclical		481,669

Consumer Non-cyclical — 24.5%
Agriculture — 0.3%
Altria Group, Inc.	290	11,381
Archer-Daniels-Midland Co.	86	3,415
Bunge Ltd.	20	818
Philip Morris International, Inc.	240	16,806

		32,420

Beverages — 5.1%
Brown-Forman Corp., Class B	385	24,536
Coca-Cola Co. (The)	5,157	230,429
Constellation Brands, Inc., Class A	210	36,813
Keurig Dr Pepper, Inc.	415	11,776
Molson Coors Beverage Co., Class B	233	8,023
Monster Beverage Corp. (a)	505	35,020
PepsiCo., Inc.	1,760	232,779

		579,376

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc. (a)	161	18,125
Alnylam Pharmaceuticals, Inc. (a)	82	12,202
Amgen, Inc.	432	101,931
Biogen, Inc. (a)	128	34,295
BioMarin Pharmaceutical, Inc. (a)	131	16,217
Bio-Rad Laboratories, Inc., Class A (a)	3	1,226
Corteva, Inc.	117	3,139
Exact Sciences Corp. (a)	107	9,345
Gilead Sciences, Inc.	924	71,073
Illumina, Inc. (a)	23	8,533
Incyte Corp. (a)	134	13,933
Ionis Pharmaceuticals, Inc. (a)	96	5,636
Moderna, Inc. (a)	198	12,682
Regeneron Pharmaceuticals, Inc. (a)	74	45,863
Seattle Genetics, Inc. (a)	89	15,072
Vertex Pharmaceuticals, Inc. (a)	190	55,249

		424,521

Commercial Services — 1.5%
AMERCO	2	527
Automatic Data Processing, Inc.	68	10,110
Avalara, Inc. (a)	8	1,071
Booz Allen Hamilton Holding Corp., Class A	21	1,622
Cintas Corp.	14	3,622
CoStar Group, Inc. (a)	5	3,788
Equifax, Inc.	20	3,486
FleetCor Technologies, Inc. (a)	13	3,210
Gartner, Inc. (a)	11	1,369
Global Payments, Inc.	45	7,713
IHS Markit Ltd., (United Kingdom)	60	4,557
MarketAxess Holdings, Inc.	19	9,590
Moody’s Corp.	90	24,608
Nielsen Holdings plc	48	720
PayPal Holdings, Inc. (a)	176	30,584
Robert Half International, Inc.	20	1,070
Rollins, Inc.	24	1,038
S&P Global, Inc.	135	44,609
Square, Inc., Class A (a)	55	5,750
TransUnion	31	2,664
United Rentals, Inc. (a)	12	1,746
Verisk Analytics, Inc., Class A	24	4,113

		167,567

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	127	9,297
Estee Lauder Cos., Inc. (The), Class A	34	6,433
Procter & Gamble Co. (The)	391	46,709

		62,439

Food — 0.5%
Campbell Soup Co.	23	1,130
Conagra Brands, Inc.	74	2,603
General Mills, Inc.	92	5,661
Hershey Co. (The)	22	2,864
Hormel Foods Corp.	47	2,272
Ingredion, Inc.	8	685

SECURITY DESCRIPTION	SHARES	VALUE($)

Food — continued
JM Smucker Co. (The)	17	1,772
Kellogg Co.	38	2,493
Kraft Heinz Co. (The)	104	3,328
Kroger Co. (The)	127	4,309
Lamb Weston Holdings, Inc.	21	1,344
McCormick & Co., Inc.	19	3,455
Mondelez International, Inc., Class A	226	11,540
Sysco Corp.	74	4,062
Tyson Foods, Inc., Class A	46	2,719

		50,237

Healthcare—Products — 1.4%
Abbott Laboratories	283	25,850
ABIOMED, Inc. (a)	7	1,590
Align Technology, Inc. (a)	11	3,134
Avantor, Inc. (a)	48	822
Baxter International, Inc.	76	6,527
Boston Scientific Corp. (a)	215	7,538
Cooper Cos., Inc. (The)	7	2,001
Danaher Corp.	98	17,299
DENTSPLY SIRONA, Inc.	33	1,454
Edwards Lifesciences Corp. (a)	97	6,696
Henry Schein, Inc. (a)	17	1,017
Hologic, Inc. (a)	40	2,308
IDEXX Laboratories, Inc. (a)	13	4,153
Insulet Corp. (a)	9	1,829
Intuitive Surgical, Inc. (a)	18	10,158
Masimo Corp. (a)	5	1,027
Medtronic plc, (Ireland)	215	19,710
ResMed, Inc.	23	4,323
STERIS plc	13	1,984
Stryker Corp.	52	9,360
Teleflex, Inc.	7	2,495
Thermo Fisher Scientific, Inc.	63	22,881
Varian Medical Systems, Inc. (a)	12	1,511
West Pharmaceutical Services, Inc.	12	2,772
Zimmer Biomet Holdings, Inc.	31	3,737

		162,176

Healthcare—Services — 0.8%
Anthem, Inc.	39	10,189
Catalent, Inc. (a)	15	1,119
Centene Corp. (a)	91	5,764
DaVita, Inc. (a)	14	1,109
HCA Healthcare, Inc.	42	4,096
Humana, Inc.	21	8,130
IQVIA Holdings, Inc. (a)	28	3,954
Laboratory Corp. of America Holdings (a)	14	2,392
Molina Healthcare, Inc. (a)	5	896
Quest Diagnostics, Inc.	18	2,101
Teladoc Health, Inc. (a)	10	1,843
UnitedHealth Group, Inc.	150	44,249
Universal Health Services, Inc., Class B	11	1,054

		86,896

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	41

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Household Products/Wares — 0.1%
Avery Dennison Corp.	14	1,595
Church & Dwight Co., Inc.	38	2,957
Clorox Co. (The)	18	3,994
Kimberly-Clark Corp.	53	7,421

		15,967

Pharmaceuticals — 10.3%
AbbVie, Inc.	1,288	126,430
AmerisourceBergen Corp., Class A	25	2,538
Becton Dickinson and Co.	42	10,079
Bristol-Myers Squibb Co.	1,996	117,376
Cardinal Health, Inc.	45	2,334
Cigna Corp.	60	11,324
CVS Health Corp.	204	13,253
DexCom, Inc. (a)	14	5,828
Elanco Animal Health, Inc. (a)	52	1,112
Eli Lilly & Co.	742	121,787
Jazz Pharmaceuticals plc, (Ireland) (a)	5	599
Johnson & Johnson	2,313	325,325
McKesson Corp.	24	3,641
Merck & Co., Inc.	2,219	171,604
Mylan NV (a)	452	7,266
Neurocrine Biosciences, Inc. (a)	63	7,737
Perrigo Co. plc, (Ireland)	118	6,518
Pfizer, Inc.	4,874	159,378
Sarepta Therapeutics, Inc. (a)	54	8,655
Zoetis, Inc., Class A	415	56,907

		1,159,691

Total Consumer Non-cyclical		2,741,290

Energy — 1.0%
Oil & Gas — 0.8%
Cabot Oil & Gas Corp.	63	1,085
Chevron Corp.	299	26,636
Concho Resources, Inc.	29	1,515
ConocoPhillips	176	7,404
Diamondback Energy, Inc.	21	895
EOG Resources, Inc.	89	4,509
Exxon Mobil Corp.	664	29,682
Hess Corp.	40	2,096
HollyFrontier Corp.	49	1,436
Marathon Petroleum Corp.	99	3,712
Occidental Petroleum Corp.	134	2,456
Phillips 66	69	4,984
Pioneer Natural Resources Co.	26	2,499
Valero Energy Corp.	64	3,771

		92,680

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	100	1,543
Halliburton Co.	135	1,749
National Oilwell Varco, Inc.	63	771
Schlumberger Ltd.	236	4,334

		8,397

SECURITY DESCRIPTION	SHARES	VALUE($)

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	30	1,439
Kinder Morgan, Inc.	316	4,797
ONEOK, Inc.	62	2,072
Williams Cos., Inc. (The)	188	3,572

		11,880

Total Energy		112,957

Financial — 13.4%
Banks — 4.4%
Bank of America Corp.	4,180	99,267
Bank of New York Mellon Corp. (The)	488	18,870
Citigroup, Inc.	1,145	58,489
Citizens Financial Group, Inc.	323	8,165
Comerica, Inc.	139	5,282
East West Bancorp, Inc.	144	5,230
Fifth Third Bancorp	495	9,535
First Republic Bank	114	12,123
Goldman Sachs Group, Inc. (The)	184	36,362
Huntington Bancshares, Inc.	800	7,227
KeyCorp.	708	8,622
M&T Bank Corp.	92	9,520
Morgan Stanley	681	32,910
Northern Trust Corp.	130	10,323
PNC Financial Services Group, Inc. (The)	240	25,243
Regions Financial Corp.	720	8,004
Signature Bank	53	5,632
State Street Corp.	225	14,329
SVB Financial Group (a)	39	8,491
Truist Financial Corp.	766	28,773
US Bancorp	784	28,860
Wells Fargo & Co.	2,115	54,137
Zions Bancorp NA	160	5,439

		500,833

Diversified Financial Services — 3.3%
Ally Financial, Inc.	232	4,600
American Express Co.	383	36,477
Ameriprise Financial, Inc.	62	9,338
BlackRock, Inc., Class A	81	44,084
Capital One Financial Corp.	275	17,243
Cboe Global Markets, Inc.	74	6,936
Charles Schwab Corp. (The)	665	22,428
CME Group, Inc., Class A	199	32,333
Discover Financial Services	174	8,739
Franklin Resources, Inc.	270	5,662
Intercontinental Exchange, Inc.	316	28,933
Invesco Ltd.	412	4,436
Mastercard, Inc., Class A	141	41,608
Nasdaq, Inc.	80	9,617
Raymond James Financial, Inc.	98	6,726
SEI Investments Co.	104	5,695
Synchrony Financial	362	8,020
T Rowe Price Group, Inc.	145	17,964
Tradeweb Markets, Inc., Class A	46	2,684
Visa, Inc., Class A	269	51,975
Western Union Co. (The)	62	1,343

		366,841

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Insurance — 4.2%
Aflac, Inc.	430	15,491
Alleghany Corp.	10	4,975
Allstate Corp. (The)	193	18,711
American Financial Group, Inc.	44	2,811
American International Group, Inc.	514	16,031
Aon plc, (United Kingdom), Class A	133	25,676
Arch Capital Group Ltd., (Bermuda) (a)	195	5,590
Arthur J Gallagher & Co.	97	9,470
Assurant, Inc.	46	4,716
Athene Holding Ltd., (Bermuda), Class A (a)	87	2,703
Berkshire Hathaway, Inc., Class B (a)	730	130,275
Brown & Brown, Inc.	122	4,960
Chubb Ltd., (Switzerland)	253	32,035
Cincinnati Financial Corp.	91	5,813
Equitable Holdings, Inc.	345	6,661
Erie Indemnity Co., Class A	13	2,523
Everest Re Group Ltd., (Bermuda)	18	3,724
Fidelity National Financial, Inc.	140	4,304
Globe Life, Inc.	82	6,066
Hartford Financial Services Group, Inc. (The)	192	7,417
Lincoln National Corp.	153	5,616
Loews Corp.	119	4,082
Markel Corp. (a)	9	8,348
Marsh & McLennan Cos., Inc.	282	30,250
MetLife, Inc.	476	17,376
Principal Financial Group, Inc.	206	8,541
Progressive Corp. (The)	331	26,505
Prudential Financial, Inc.	248	15,121
Reinsurance Group of America, Inc.	37	2,903
RenaissanceRe Holdings Ltd., (Bermuda)	25	4,201
Travelers Cos., Inc. (The)	156	17,772
Voya Financial, Inc.	125	5,817
Willis Towers Watson plc, (United Kingdom)	76	15,007
WR Berkley Corp.	105	6,005

		477,496

Private Equity — 0.3%
Apollo Global Management, Inc., Class A	86	4,273
Blackstone Group, Inc. (The), Class A	398	22,531
Carlyle Group, Inc. (The)	73	2,031
KKR & Co., Inc.	257	7,951

		36,786

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	53	2,378
Jones Lang LaSalle, Inc.	8	803

		3,181

REITS — 1.2%
AGNC Investment Corp.	278	3,584
Alexandria Real Estate Equities, Inc.	17	2,819
American Tower Corp.	70	17,981
Annaly Capital Management, Inc.	740	4,856
AvalonBay Communities, Inc.	23	3,519
Boston Properties, Inc.	22	1,945
Camden Property Trust	15	1,377

SECURITY DESCRIPTION	SHARES	VALUE($)

REITS — continued
Crown Castle International Corp.	66	11,037
Digital Realty Trust, Inc.	41	5,835
Duke Realty Corp.	59	2,072
Equinix, Inc.	13	9,468
Equity LifeStyle Properties, Inc.	24	1,501
Equity Residential	65	3,829
Essex Property Trust, Inc.	10	2,360
Extra Space Storage, Inc.	20	1,820
Federal Realty Investment Trust	10	812
Healthpeak Properties, Inc.	77	2,112
Host Hotels & Resorts, Inc.	112	1,208
Invitation Homes, Inc.	83	2,293
Iron Mountain, Inc.	41	1,073
Medical Properties Trust, Inc.	70	1,313
Mid-America Apartment Communities, Inc.	19	2,127
National Retail Properties, Inc.	24	837
Omega Healthcare Investors, Inc.	36	1,057
Prologis, Inc.	117	10,934
Public Storage	25	4,742
Realty Income Corp.	52	3,117
Regency Centers Corp.	19	867
SBA Communications Corp., Class A	18	5,244
Simon Property Group, Inc.	47	3,222
Sun Communities, Inc.	14	1,875
UDR, Inc.	46	1,707
Ventas, Inc.	57	2,086
VEREIT, Inc.	166	1,068
VICI Properties, Inc.	69	1,386
Vornado Realty Trust	27	1,023
Welltower, Inc.	64	3,309
Weyerhaeuser Co.	122	2,751
WP Carey, Inc.	22	1,470

		131,636

Savings & Loans — 0.1%
People’s United Financial, Inc.	439	5,074

Total Financial		1,521,847

Industrial — 17.4%
Aerospace/Defense — 0.6%
Boeing Co. (The)	83	15,239
General Dynamics Corp.	38	5,685
HEICO Corp.	7	669
HEICO Corp., Class A	13	1,046
Howmet Aerospace, Inc.	57	907
L3Harris Technologies, Inc.	34	5,795
Lockheed Martin Corp.	40	14,569
Northrop Grumman Corp.	25	7,712
Raytheon Technologies Corp.	240	14,779
Teledyne Technologies, Inc. (a)	6	1,769
TransDigm Group, Inc.	7	3,220

		71,390

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	43

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Building Materials — 0.2%
Carrier Global Corp.	144	3,206
Fortune Brands Home & Security, Inc.	20	1,253
Johnson Controls International plc	118	4,015
Lennox International, Inc.	4	982
Martin Marietta Materials, Inc.	10	2,049
Masco Corp.	37	1,841
Owens Corning	15	846
Vulcan Materials Co.	21	2,435

		16,627

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	33	2,942
Emerson Electric Co.	101	6,282

		9,224

Electronics — 1.0%
Agilent Technologies, Inc.	47	4,180
Allegion plc, (Ireland)	12	1,270
Amphenol Corp., Class A	46	4,428
Arrow Electronics, Inc. (a)	13	872
FLIR Systems, Inc.	19	779
Fortive Corp.	866	58,588
Garmin Ltd., (Switzerland)	19	1,873
Honeywell International, Inc.	114	16,479
Keysight Technologies, Inc. (a)	28	2,804
Mettler-Toledo International, Inc. (a)	4	2,849
PerkinElmer, Inc.	15	1,449
Roper Technologies, Inc.	16	6,049
Sensata Technologies Holding plc (a)	20	737
TE Connectivity Ltd., (Switzerland)	53	4,313
Trimble, Inc. (a)	36	1,574
Waters Corp. (a)	9	1,598

		109,842

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	21	1,772

Environmental Control — 0.3%
Pentair plc, (United Kingdom)	479	18,185
Republic Services, Inc., Class A	43	3,540
Waste Connections, Inc.	39	3,699
Waste Management, Inc.	66	6,960

		32,384

Hand/Machine Tools — 0.8%
Snap-on, Inc.	159	22,033
Stanley Black & Decker, Inc.	450	62,749

		84,782

Machinery—Construction & Mining — 1.8%
Caterpillar, Inc.	1,586	200,585

Machinery—Diversified — 3.5%
Cognex Corp.	26	1,554
Deere & Co.	914	143,560
Dover Corp.	422	40,701

SECURITY DESCRIPTION	SHARES	VALUE($)

Machinery—Diversified — continued
Flowserve Corp.	360	10,277
IDEX Corp.	218	34,514
Ingersoll Rand, Inc. (a)	1,011	28,434
Nordson Corp.	4	745
Otis Worldwide Corp.	1,196	68,016
Rockwell Automation, Inc.	18	3,752
Westinghouse Air Brake Technologies Corp.	526	30,281
Xylem, Inc.	522	33,921

		395,755

Miscellaneous Manufacturers — 2.2%
3M Co.	90	14,008
AO Smith Corp.	18	826
Eaton Corp. plc	73	6,421
General Electric Co.	1,384	9,454
Illinois Tool Works, Inc.	847	148,079
Parker-Hannifin Corp.	374	68,609
Textron, Inc.	32	1,057
Trane Technologies plc, (Ireland)	38	3,351

		251,805

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	252	2,575
Ball Corp.	50	3,479
Crown Holdings, Inc. (a)	20	1,299
Packaging Corp. of America	14	1,415
Sealed Air Corp.	23	739
Westrock Co.	45	1,285

		10,792

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	6	1,054

Transportation — 6.8%
CH Robinson Worldwide, Inc.	21	1,697
CSX Corp.	2,480	172,941
Expeditors International of Washington, Inc.	26	1,951
FedEx Corp.	41	5,756
JB Hunt Transport Services, Inc.	14	1,669
Kansas City Southern	307	45,862
Knight-Swift Transportation Holdings, Inc., Class A	21	892
Norfolk Southern Corp.	831	145,828
Old Dominion Freight Line, Inc.	16	2,673
Union Pacific Corp.	2,199	371,812
United Parcel Service, Inc., Class B	110	12,186
XPO Logistics, Inc. (a)	16	1,212

		764,479

Total Industrial		1,950,491

Technology — 15.6%
Computers — 2.8%
Accenture plc, (Ireland), Class A	101	21,787
Apple, Inc.	682	248,723
Cognizant Technology Solutions Corp., Class A	82	4,673
Crowdstrike Holdings, Inc., Class A (a)	15	1,521
Dell Technologies, Inc., Class C (a)	32	1,755
EPAM Systems, Inc. (a)	8	1,912

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Computers — continued
Fortinet, Inc. (a)	66	9,020
Hewlett Packard Enterprise Co.	199	1,936
HP, Inc.	229	3,996
International Business Machines Corp.	138	16,669
Leidos Holdings, Inc.	21	1,996
NetApp, Inc.	32	1,426
Seagate Technology plc	36	1,749
Western Digital Corp.	46	2,014

		319,177

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	8	2,074

Semiconductors — 1.8%
Advanced Micro Devices, Inc. (a)	175	9,193
Analog Devices, Inc.	58	7,091
Applied Materials, Inc.	149	9,027
Broadcom, Inc.	62	19,595
Intel Corp.	677	40,508
IPG Photonics Corp. (a)	5	763
KLA Corp.	24	4,688
Lam Research Corp.	23	7,426
Marvell Technology Group Ltd.	98	3,424
Maxim Integrated Products, Inc.	42	2,556
Microchip Technology, Inc.	34	3,576
Micron Technology, Inc. (a)	177	9,137
NVIDIA Corp.	94	35,791
NXP Semiconductors NV, (Netherlands)	42	4,738
ON Semiconductor Corp. (a)	58	1,155
Qorvo, Inc. (a)	18	2,019
QUALCOMM, Inc.	178	16,280
Skyworks Solutions, Inc.	26	3,334
Teradyne, Inc.	25	2,149
Texas Instruments, Inc.	146	18,477
Xilinx, Inc.	38	3,709

		204,636

Software — 11.0%
Activision Blizzard, Inc.	121	9,189
Adobe, Inc. (a)	231	100,459
Akamai Technologies, Inc. (a)	25	2,688
ANSYS, Inc. (a)	40	11,776
Autodesk, Inc. (a)	104	24,842
Black Knight, Inc. (a)	23	1,691
Broadridge Financial Solutions, Inc.	18	2,279
Cadence Design Systems, Inc. (a)	132	12,624
CDK Global, Inc.	11	472
Cerner Corp.	49	3,358
Citrix Systems, Inc.	57	8,499
Coupa Software, Inc. (a)	9	2,455
Datadog, Inc., Class A (a)	16	1,421
DocuSign, Inc., Class A (a)	25	4,274
Dropbox, Inc., Class A (a)	39	848
Dynatrace, Inc. (a)	18	717
Electronic Arts, Inc. (a)	45	5,957
Fair Isaac Corp. (a)	2	1,033

SECURITY DESCRIPTION	SHARES	VALUE($)

Software — continued
Fidelity National Information Services, Inc.	95	12,686
Fiserv, Inc. (a)	92	8,972
Guidewire Software, Inc. (a)	10	1,131
Intuit, Inc.	124	36,626
Jack Henry & Associates, Inc.	12	2,207
Microsoft Corp.	3,557	723,918
MongoDB, Inc., Class A (a)	6	1,452
MSCI, Inc., Class A	45	15,015
Oracle Corp.	1,027	56,755
Paychex, Inc.	50	3,804
Paycom Software, Inc. (a)	23	6,988
PTC, Inc. (a)	14	1,125
RingCentral, Inc., Class A (a)	12	3,355
salesforce.com, Inc. (a)	420	78,721
ServiceNow, Inc. (a)	90	36,534
Slack Technologies, Inc., Class A (a)	47	1,456
Splunk, Inc. (a)	23	4,650
SS&C Technologies Holdings, Inc.	32	1,834
Synopsys, Inc. (a)	71	13,769
Take-Two Interactive Software, Inc. (a)	18	2,493
Twilio, Inc., Class A (a)	18	4,030
Tyler Technologies, Inc. (a)	18	6,341
Veeva Systems, Inc., Class A (a)	20	4,716
VMware, Inc., Class A (a)	13	2,021
Workday, Inc., Class A (a)	25	4,722
Zoom Video Communications, Inc., Class A (a)	16	4,102

		1,234,005

Total Technology		1,759,892

Utilities — 1.1%
Electric — 1.0%
AES Corp. (The)	108	1,562
Alliant Energy Corp.	25	1,177
Ameren Corp.	35	2,436
American Electric Power Co., Inc.	84	6,713
CenterPoint Energy, Inc.	71	1,329
CMS Energy Corp.	44	2,589
Consolidated Edison, Inc.	51	3,682
Dominion Energy, Inc.	128	10,355
DTE Energy Co.	27	2,924
Duke Energy Corp.	114	9,086
Edison International	56	3,033
Entergy Corp.	34	3,200
Evergy, Inc.	35	2,055
Eversource Energy	50	4,181
Exelon Corp.	157	5,696
FirstEnergy Corp.	82	3,170
NextEra Energy, Inc.	78	18,732
NRG Energy, Inc.	47	1,533
OGE Energy Corp.	16	493
Pinnacle West Capital Corp.	16	1,147
PPL Corp.	113	2,925
Public Service Enterprise Group, Inc.	80	3,956
Sempra Energy	44	5,196
Southern Co. (The)	173	8,960

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	45

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Electric — continued
Vistra Energy Corp.	52	959
WEC Energy Group, Inc.	53	4,618
Xcel Energy, Inc.	94	5,880

		117,587

Gas — 0.0% (g)
Atmos Energy Corp.	18	1,823
NiSource, Inc.	54	1,231
UGI Corp.	24	761

		3,815

Water — 0.1%
American Water Works Co., Inc.	27	3,434
Essential Utilities, Inc.	29	1,244

		4,678

Total Utilities		126,080

Total Common Stocks (Cost $9,899,524)		11,229,017

SECURITY DESCRIPTION	NUMBER OF RIGHTS		VALUE($)
Right — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
T-Mobile US, Inc., expiring 07/31/2020 (a) (Cost $174)	69		12

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
BNP Paribas SA, 0.01%, 07/01/2020	17,317		17,317
Brown Brothers Harriman, 0.01%, 07/01/2020	—	(h)	—	(h)
Citibank NA, 0.01%, 07/01/2020	18,381		18,381

Total Short-Term Investments
(Cost $35,698)			35,698

Total Investments — 100.0% (Cost — $9,935,396)*			11,264,727

Other Assets in Excess of Liabilities — 0.0% (g)			3,425

NET ASSETS — 100.0%			$11,268,152

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

E-mini Russell 2000 Index	8	09/2020	USD	560	15

NASDAQ 100 E-mini Index	26	09/2020	USD	5,199	78

S&P 500 E-mini Index	217	09/2020	USD	33,186	343

Total unrealized appreciation (depreciation)					436

Summary of Investments by Industry, June 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	19.8%

Software	11.0%

Pharmaceuticals	10.3%

Transportation	6.8%

Beverages	5.1%

Banks	4.5%

Insurance	4.2%

Biotechnology	3.8%

Machinery—Diversified	3.5%

INDUSTRY	PERCENTAGE

Diversified Financial Services	3.3%

Computers	2.8%

Miscellaneous Manufacturers	2.2%

Retail	2.0%

Semiconductors	1.8%

Machinery—Construction & Mining	1.8%

Auto Manufacturers	1.6%

Commercial Services	1.5%

Healthcare—Products	1.4%

REITS	1.2%

Telecommunications	1.1%

Electric	1.0%

Others (Each less than 1.0%)	9.0%

Short-Term Investments	0.3%

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2020

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	47

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 96.0%
Australia — 0.1%
BHP Group plc	371	7,592

Austria — 0.2%
ANDRITZ AG (a)	99	3,595
Erste Group Bank AG (a)	49	1,146
OMV AG (a)	25	835
Raiffeisen Bank International AG (a)	26	470
Verbund AG	107	4,790
voestalpine AG	19	407

		11,243

Belgium — 1.1%
Ageas SA	32	1,129
Anheuser-Busch InBev SA	551	27,150
Colruyt SA	9	520
Elia Group SA	47	5,104
Galapagos NV (a)	7	1,443
Groupe Bruxelles Lambert SA	20	1,674
KBC Group NV	43	2,494
Proximus SADP	26	529
Sofina SA	3	692
Solvay SA	13	1,037
Telenet Group Holding NV	8	318
UCB SA	139	16,088
Umicore SA	34	1,605

		59,783

Chile — 0.0% (g)
Antofagasta plc	68	786

China — 0.1%
Silergy Corp.	62	4,062

Denmark — 4.1%
Ambu A/S, Class B	28	897
AP Moller—Maersk A/S, Class A	1	650
AP Moller—Maersk A/S, Class B	1	1,329
Carlsberg A/S, Class B	77	10,221
Chr Hansen Holding A/S	18	1,887
Coloplast A/S, Class B	21	3,264
Danske Bank A/S	122	1,628
Demant A/S (a)	18	485
DSV PANALPINA A/S	37	4,553
Genmab A/S (a)	11	3,860
GN Store Nord A/S	22	1,193
H Lundbeck A/S	76	2,871
Novo Nordisk A/S, Class B	1,942	126,524
Novozymes A/S, Class B	37	2,149
Orsted A/S (e)	281	32,449
Pandora A/S	17	949
Tryg A/S	22	642
Vestas Wind Systems A/S	268	27,453

		223,004

Finland — 1.8%
Elisa OYJ	25	1,506
Fortum OYJ	662	12,632
Kone OYJ, Class B	459	31,668

SECURITY DESCRIPTION	SHARES	VALUE($)

Finland — continued
Metso OYJ	144	4,740
Neste OYJ	73	2,875
Nokia OYJ	4,986	21,787
Nordea Bank Abp	568	3,941
Orion OYJ, Class B	117	5,654
Sampo OYJ, Class A	82	2,822
Stora Enso OYJ, Class R	100	1,202
UPM-Kymmene OYJ	93	2,680
Wartsila OYJ Abp	598	4,959

		96,466

France — 14.9%
Accor SA (a)	32	873
Aeroports de Paris	5	554
Air Liquide SA	83	11,961
Airbus SE	794	56,861
Alstom SA	259	12,073
Amundi SA (e)	11	845
Arkema SA	12	1,152
Atos SE (a)	86	7,396
AXA SA	337	7,086
BioMerieux	7	1,026
BNP Paribas SA	197	7,889
Bollore SA	154	488
Bouygues SA	308	10,537
Bureau Veritas SA	53	1,123
Capgemini SE	142	16,403
Carrefour SA	105	1,631
Casino Guichard Perrachon SA (a)	8	303
Cie de Saint-Gobain	698	25,172
Cie Generale des Etablissements Michelin SCA	29	3,059
CNP Assurances	31	362
Covivio	8	575
Credit Agricole SA (a)	201	1,905
Danone SA	446	30,964
Dassault Aviation SA (a)	4	3,316
Dassault Systemes SE	116	20,130
Edenred	214	9,405
Eiffage SA (a)	113	10,334
Electricite de France SA	924	8,587
Engie SA (a)	2,712	33,628
EssilorLuxottica SA (a)	50	6,375
Eurazeo SE (a)	7	378
Faurecia SE (a)	14	564
Gecina SA	8	976
Getlink SE (a)	77	1,109
Hermes International	6	4,655
ICADE	5	342
Iliad SA	2	480
Ingenico Group SA	53	8,547
Ipsen SA	41	3,472
JCDecaux SA (a)	13	249
Kering SA	13	7,280
Klepierre SA	34	683
La Francaise des Jeux SAEM (e)	16	499

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
France — continued
Legrand SA	361	27,416
L’Oreal SA	44	14,173
LVMH Moet Hennessy Louis Vuitton SE	49	21,442
Natixis SA (a)	179	471
Orange SA	350	4,185
Orpea	9	1,038
Pernod Ricard SA	153	24,115
Peugeot SA	102	1,673
Publicis Groupe SA	39	1,256
Remy Cointreau SA	16	2,201
Renault SA	33	855
Safran SA (a)	433	43,514
Sanofi	1,239	126,316
Sartorius Stedim Biotech	5	1,218
Schneider Electric SE	747	83,056
SCOR SE (a)	29	801
SEB SA	4	636
Societe Generale SA	141	2,355
Sodexo SA	15	1,042
Suez SA	521	6,123
Teleperformance (a)	10	2,599
Thales SA	147	11,895
TOTAL SA	432	16,664
Ubisoft Entertainment SA (a)	15	1,279
Unibail—Rodamco-Westfield	24	1,345
Valeo SA	39	1,040
Veolia Environnement SA	801	18,085
Vinci SA	695	64,466
Vivendi SA	146	3,765
Wendel SE	5	454
Worldline SA (a) (e)	121	10,517

		817,242

Germany — 11.3%
adidas AG (a)	33	8,795
Allianz SE (Registered)	73	14,905
BASF SE	161	9,037
Bayer AG (Registered)	1,078	79,927
Bayerische Motoren Werke AG	58	3,714
Beiersdorf AG	18	1,990
Brenntag AG	209	11,092
Carl Zeiss Meditec AG	7	681
Commerzbank AG	174	776
Continental AG (a)	19	1,884
Covestro AG (e)	30	1,147
Daimler AG (Registered)	149	6,071
Delivery Hero SE (a) (e)	22	2,289
Deutsche Bank AG (Registered) (a)	347	3,308
Deutsche Boerse AG	33	6,001
Deutsche Lufthansa AG (Registered) (a)	46	459
Deutsche Post AG (Registered)	173	6,336
Deutsche Telekom AG (Registered)	584	9,792
Deutsche Wohnen SE	61	2,734
E.ON SE	3,337	37,664
Evonik Industries AG	38	968

SECURITY DESCRIPTION	SHARES	VALUE($)

Germany — continued
Fraport AG Frankfurt Airport Services Worldwide (a)	6	283
Fresenius Medical Care AG & Co. KGaA	38	3,238
Fresenius SE & Co. KGaA	74	3,654
GEA Group AG	208	6,611
Hannover Rueck SE	10	1,808
HeidelbergCement AG	26	1,379
Henkel AG & Co. KGaA	18	1,510
HOCHTIEF AG	33	2,942
Infineon Technologies AG	1,103	25,837
KION Group AG (a)	88	5,422
Knorr-Bremse AG (a)	66	6,653
LANXESS AG (a)	14	760
LEG Immobilien AG	12	1,519
Merck KGaA	142	16,571
METRO AG	33	316
MTU Aero Engines AG	72	12,606
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	25	6,549
Nemetschek SE	51	3,484
Puma SE	14	1,118
RWE AG	869	30,430
SAP SE	920	128,654
Scout24 AG (e)	19	1,450
Siemens AG (Registered)	1,033	121,830
Siemens Healthineers AG (e)	26	1,245
Symrise AG, Class A	22	2,612
TeamViewer AG (a) (e)	114	6,248
Telefonica Deutschland Holding AG	175	515
thyssenkrupp AG (a)	74	531
Uniper SE	298	9,617
United Internet AG (Registered)	18	774
Volkswagen AG	6	954
Vonovia SE	90	5,499
Zalando SE (a) (e)	26	1,868

		624,057

Ireland — 1.1%
AerCap Holdings NV (a)	177	5,458
CRH plc	137	4,727
DCC plc	133	11,078
Experian plc	159	5,565
Flutter Entertainment plc	28	3,732
Kerry Group plc, Class A	114	14,194
Kingspan Group plc	209	13,476
Smurfit Kappa Group plc	39	1,320

		59,550

Isle of Man — 0.0% (g)
GVC Holdings plc	101	928

Italy — 3.4%
Assicurazioni Generali SpA	190	2,888
Atlantia SpA (a)	86	1,393
Davide Campari-Milano SpA	422	3,565
DiaSorin SpA	5	888
Enel SpA	12,033	104,071

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	49

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Eni SpA	446	4,271
Ferrari NV	22	3,793
FinecoBank Banca Fineco SpA	81	1,097
Infrastrutture Wireless Italiane SpA (e)	45	453
Intesa Sanpaolo SpA	2,603	5,001
Leonardo SpA	339	2,262
Mediobanca Banca di Credito Finanziario SpA	116	838
Moncler SpA	34	1,288
Nexi SpA (a) (e)	332	5,750
Pirelli & C SpA (e)	71	300
Poste Italiane SpA (e)	90	785
Prysmian SpA	335	7,764
Recordati SpA	114	5,710
Snam SpA	3,203	15,617
Telecom Italia SpA	2,683	1,052
Terna Rete Elettrica Nazionale SpA	2,099	14,478
UniCredit SpA	374	3,449

		186,713

Jordan — 0.1%
Hikma Pharmaceuticals plc	190	5,202

Luxembourg — 0.1%
ArcelorMittal SA (a)	125	1,319
Aroundtown SA	200	1,148
Eurofins Scientific SE	2	1,449
SES SA, Class A	68	464
Tenaris SA	90	587

		4,967

Netherlands — 4.6%
ABN AMRO Bank NV, CVA, GDR (e)	74	632
Adyen NV (a) (e)	16	23,173
Aegon NV	320	945
Akzo Nobel NV	35	3,103
Altice Europe NV (a)	117	452
ASML Holding NV	375	137,238
EXOR NV	19	1,082
Heineken Holding NV	83	6,799
Heineken NV	187	17,255
ING Groep NV	681	4,750
Just Eat Takeaway.com NV (a) (e)	21	2,218
Koninklijke Ahold Delhaize NV	192	5,244
Koninklijke DSM NV	30	4,197
Koninklijke KPN NV	621	1,652
Koninklijke Philips NV	156	7,280
Koninklijke Vopak NV	12	659
NN Group NV	51	1,707
Prosus NV (a)	86	7,957
QIAGEN NV (a)	40	1,732
Randstad NV	21	957
Royal Dutch Shell plc, Class A	720	11,523
Royal Dutch Shell plc, Class B	652	9,879
Wolters Kluwer NV	48	3,748

		254,182

SECURITY DESCRIPTION	SHARES	VALUE($)

Norway — 0.4%
DNB ASA	165	2,199
Equinor ASA	179	2,574
Gjensidige Forsikring ASA	35	646
Mowi ASA	317	6,047
Norsk Hydro ASA	226	631
Orkla ASA	541	4,748
Schibsted ASA, Class B	17	412
Telenor ASA	126	1,834
Yara International ASA	31	1,073

		20,164

Philippines — 0.0% (g)
Altus San Nicolas Corp. (a) (bb) (cc)	41	4

Portugal — 0.4%
EDP—Energias de Portugal SA	3,850	18,376
Galp Energia SGPS SA	88	1,016
Jeronimo Martins SGPS SA (a)	43	752

		20,144

Russia — 0.0% (g)
Evraz plc	98	348

South Korea — 6.9%
Samsung Electronics Co. Ltd.	8,543	378,158
Samsung Electronics Co. Ltd. (Registered), GDR	4	4,017

		382,175

Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	348	8,947
Aena SME SA (e)	13	1,697
Amadeus IT Group SA	380	19,931
Banco Bilbao Vizcaya Argentaria SA	1,180	4,061
Banco Santander SA	2,923	7,150
Bankinter SA	137	658
CaixaBank SA	640	1,369
Cellnex Telecom SA (e)	44	2,658
Enagas SA	236	5,771
Endesa SA	485	12,023
Ferrovial SA	659	17,623
Grifols SA	53	1,600
Iberdrola SA	8,626	100,707
Industria de Diseno Textil SA	192	5,099
Mapfre SA	245	438
Naturgy Energy Group SA	499	9,314
Red Electrica Corp. SA	620	11,591
Repsol SA	246	2,169
Siemens Gamesa Renewable Energy SA (a)	329	5,866
Telefonica SA	812	3,883

		222,555

Sweden — 5.1%
Alfa Laval AB	429	9,471
Assa Abloy AB, Class B	1,354	27,720
Atlas Copco AB, Class A	907	38,618
Atlas Copco AB, Class B	528	19,624
Boliden AB	46	1,056
Electrolux AB, Class B	38	641

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Sweden — continued
Epiroc AB, Class A	889		11,142
Epiroc AB, Class B	512		6,291
EQT AB	40		727
Essity AB, Class B	107		3,467
Evolution Gaming Group AB (e)	22		1,316
Hennes & Mauritz AB, Class B	140		2,043
Hexagon AB, Class B	249		14,615
Husqvarna AB, Class B	71		585
ICA Gruppen AB	17		827
Industrivarden AB, Class C	27		606
Investment AB Latour, Class B	198		3,591
Investor AB, Class B	80		4,234
Kinnevik AB, Class B	44		1,154
L E Lundbergforetagen AB, Class B	13		598
Lundin Energy AB	34		822
Nibe Industrier AB, Class B	422		9,363
Sandvik AB	1,526		28,729
Securitas AB, Class B	56		760
Skandinaviska Enskilda Banken AB, Class A	283		2,456
Skanska AB, Class B	463		9,455
SKF AB, Class B	513		9,589
Svenska Cellulosa AB SCA, Class B (a)	105		1,259
Svenska Handelsbanken AB, Class A	277		2,633
Swedbank AB, Class A	157		2,022
Swedish Match AB	123		8,643
Tele2 AB, Class B	87		1,155
Telefonaktiebolaget LM Ericsson, Class B	2,573		23,851
Telia Co. AB	440		1,645
Volvo AB, Class B	2,008		31,603

			282,311

Switzerland — 17.4%
ABB Ltd. (Registered)	2,487		56,419
Adecco Group AG (Registered)	27		1,266
Alcon, Inc. (a)	86		4,939
Baloise Holding AG (Registered)	8		1,214
Banque Cantonale Vaudoise (Registered)	6		554
Barry Callebaut AG (Registered)	2		4,192
Chocoladefabriken Lindt & Spruengli AG	1		6,417
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	6,383
Cie Financiere Richemont SA (Registered)	91		5,876
Clariant AG (Registered) (a)	35		686
Coca-Cola HBC AG	144		3,609
Credit Suisse Group AG (Registered)	426		4,428
EMS-Chemie Holding AG (Registered)	1		1,157
Geberit AG (Registered)	50		25,231
Givaudan SA (Registered)	2		6,026
Glencore plc (a)	1,757		3,743
Julius Baer Group Ltd.	39		1,638
Kuehne + Nagel International AG (Registered) (a)	9		1,563
LafargeHolcim Ltd. (Registered) (a)	92		4,049
Logitech International SA (Registered)	145		9,486
Lonza Group AG (Registered)	13		6,872
Nestle SA (Registered)	2,148		238,105

SECURITY DESCRIPTION	SHARES	VALUE($)

Switzerland — continued
Novartis AG (Registered)	2,358	205,423
Partners Group Holding AG	3	3,022
Roche Holding AG	771	267,155
Schindler Holding AG	55	13,004
Schindler Holding AG (Registered)	26	6,273
SGS SA (Registered)	1	2,577
Sika AG (Registered)	25	4,783
Sonova Holding AG (Registered) (a)	10	1,932
STMicroelectronics NV	561	15,292
Straumann Holding AG (Registered)	2	1,540
Swatch Group AG (The)	5	1,009
Swatch Group AG (The) (Registered)	10	392
Swiss Life Holding AG (Registered)	6	2,063
Swiss Prime Site AG (Registered)	13	1,211
Swiss Re AG	52	4,010
Swisscom AG (Registered)	5	2,363
Temenos AG (Registered)	58	8,964
UBS Group AG (Registered)	638	7,372
Vifor Pharma AG	50	7,560
Zurich Insurance Group AG	26	9,285

		959,083

Taiwan — 5.1%
ASE Technology Holding Co. Ltd.	2,759	6,354
Globalwafers Co. Ltd.	186	2,562
MediaTek, Inc.	1,283	25,366
Nanya Technology Corp.	1,047	2,184
Novatek Microelectronics Corp.	491	3,816
Phison Electronics Corp. (a)	126	1,268
Powertech Technology, Inc.	630	2,300
Realtek Semiconductor Corp.	410	4,179
Taiwan Semiconductor Manufacturing Co. Ltd.	20,926	223,479
United Microelectronics Corp.	9,461	5,115
Vanguard International Semiconductor Corp.	768	2,042
Win Semiconductors Corp.	289	2,951
Winbond Electronics Corp.	2,541	1,159

		282,775

United Arab Emirates — 0.0% (g)
NMC Health plc (a) (bb) (cc)	116	—	(h)

United Kingdom — 13.8%
3i Group plc	169	1,745
Admiral Group plc	34	978
Anglo American plc	215	4,952
Ashtead Group plc	608	20,519
Associated British Foods plc	257	6,072
AstraZeneca plc	1,440	149,892
Auto Trader Group plc (e)	166	1,081
AVEVA Group plc	57	2,874
Aviva plc	681	2,307
BAE Systems plc	4,333	25,906
Barclays plc	3,032	4,278
Barratt Developments plc	177	1,087
Berkeley Group Holdings plc	22	1,129
BP plc	3,541	13,567

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	51

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
British American Tobacco plc	1,655	63,487
British Land Co. plc (The)	159	761
BT Group plc	1,548	2,189
Bunzl plc	456	12,235
Burberry Group plc	70	1,387
CNH Industrial NV	1,410	9,905
Coca-Cola European Partners plc	148	5,584
Compass Group plc	312	4,297
Croda International plc	22	1,458
Diageo plc	1,686	56,052
Direct Line Insurance Group plc	245	821
Ferguson plc	305	24,921
Fiat Chrysler Automobiles NV	191	1,929
GlaxoSmithKline plc	5,506	111,218
Halma plc	334	9,524
Hargreaves Lansdown plc	57	1,154
HSBC Holdings plc	3,552	16,507
Imperial Brands plc	685	13,035
Informa plc	263	1,518
InterContinental Hotels Group plc	30	1,331
Intertek Group plc	28	1,892
ITV plc	618	571
J Sainsbury plc	308	796
JD Sports Fashion plc	73	565
Johnson Matthey plc	34	876
Kingfisher plc	367	1,009
Land Securities Group plc	128	873
Legal & General Group plc	1,058	2,885
Lloyds Banking Group plc	12,285	4,739
London Stock Exchange Group plc	55	5,715
M&G plc	448	930
Melrose Industries plc	6,559	9,246
Mondi plc	85	1,583
National Grid plc	611	7,451
Next plc	23	1,404
Ocado Group plc (a)	81	2,027
Pearson plc	136	965
Persimmon plc	56	1,572
Prudential plc	453	6,827
Reckitt Benckiser Group plc	124	11,422
RELX plc	339	7,853
Rentokil Initial plc	322	2,034
Rio Tinto plc	196	11,042
Rolls-Royce Holdings plc (a)	2,636	9,308
Royal Bank of Scotland Group plc	862	1,295
RSA Insurance Group plc	178	904
Sage Group plc (The)	961	7,980
Schroders plc	22	801
Segro plc	210	2,320
Severn Trent plc	41	1,265
Smith & Nephew plc	155	2,883
Smiths Group plc	537	9,385
Spirax-Sarco Engineering plc	99	12,246
SSE plc	178	3,022
St James’s Place plc	93	1,093
Standard Chartered plc	472	2,558

SECURITY DESCRIPTION	SHARES			VALUE($)

United Kingdom — continued
Standard Life Aberdeen plc		400		1,325
Taylor Wimpey plc		637		1,124
Tesco plc		1,713		4,817
Unilever NV		255		13,617
Unilever plc		204		11,023
United Utilities Group plc		119		1,335
Vodafone Group plc		4,704		7,478
Whitbread plc		35		964
Wm Morrison Supermarkets plc		418		984
WPP plc		216		1,681

				759,385

Total Common Stocks (Cost $5,082,208)				5,284,721

Preferred Stocks — 1.3%
Germany — 0.2%
Bayerische Motoren Werke AG		11		517
FUCHS PETROLUB SE		12		479
Henkel AG & Co. KGaA		31		2,876
Porsche Automobil Holding SE (a)		26		1,524
Sartorius AG		6		2,047
Volkswagen AG		32		4,933

				12,376

South Korea — 1.1%
Samsung Electronics Co. Ltd.		1,472		57,350

United Kingdom — 0.0% (g)
Rolls-Royce Holdings plc, Class C (a) (cc) (bb)		12,693		16

Total Preferred Stocks (Cost $61,524)				69,742

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/07/2020 (a)		348		543
Repsol SA, expiring 07/06/2020 (a)		461		224
Telefonica SA, expiring 07/07/2020 (a)		1,574		310

Total Rights (Cost $1,140)				1,077

	PRINCIPAL AMOUNT($)
Short-Term Investments — 1.6%
Time Deposits — 1.6%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2020		327		327
BNP Paribas SA,
(1.53%), 07/01/2020	CHF	16,621		17,543
0.01%, 07/01/2020		9,216		9,216
Brown Brothers Harriman,
(1.53%), 07/01/2020	CHF	—	(h)	—	(h)
(0.68%), 07/01/2020	EUR	1		2
(0.30%), 07/01/2020	NOK	2,360		245

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — continued
Time Deposits — continued
(0.25%), 07/01/2020	SEK	—	(h)	—	(h)
(0.16%), 07/01/2020	DKK	18,812		2,836
0.01%, 07/01/2020	GBP	—	(h)	—	(h)
0.01%, 07/01/2020		13		13
0.04%, 07/02/2020	HKD	—	(h)	—	(h)
Citibank NA,
(0.68%), 07/01/2020	EUR	33,224		37,327
0.01%, 07/01/2020	GBP	9,711		12,032
0.01%, 07/01/2020		2,068		2,068
Skandinaviska Enskilda Banken AB, (0.25%), 07/01/2020	SEK	49,886		5,354

Total Short-Term Investments (Cost $86,963)				86,963

Total Investments — 98.9% (Cost — $5,231,835)*				5,442,503

Other Assets in Excess of Liabilities — 1.1%				60,865

NET ASSETS — 100.0%				$5,503,368

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Euro STOXX 50 Index	1,883	09/2020	EUR	67,627	557

FTSE 100 Index	386	09/2020	GBP	29,575	(172)

MSCI Taiwan Index	33	07/2020	USD	1,437	(9)

Total unrealized appreciation (depreciation)					376

Summary of Investments by Industry, June 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	20.8%

Semiconductors	16.5%

Electric	8.1%

Food	6.2%

Software	3.3%

Aerospace/Defense	3.0%

Miscellaneous Manufacturers	2.9%

Beverages	2.9%

Machinery—Diversified	2.7%

INDUSTRY	PERCENTAGE

Engineering & Construction	2.4%

Electrical Components & Equipments	2.2%

Commercial Services	2.1%

Banks	2.0%

Electronics	1.8%

Building Materials	1.7%

Telecommunications	1.6%

Agriculture	1.6%

Oil & Gas	1.4%

Insurance	1.4%

Chemicals	1.2%

Auto Manufacturers	1.1%

Others (Each less than 1.0%)	11.5%

Short-Term Investments	1.6%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	53

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVA	— Dutch Certification
GDR	— Global Depositary Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees ..
*	— The cost of securities is substantially the same for federal income tax purposes.
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 1.6%
FHLMC REMICS,
Series 4598, Class IK, IO, 3.50%, 03/15/2046	1,194	172
Series 4974, Class PO, 0.42%, 08/25/2042 (n)	183	176
FNMA Interest Strip, Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	282	67
FNMA REMICS,
Series 2012-133, Class MO, PO, 1.04%, 12/25/2042 (n)	200	176
Series 2014-34, Class US, (ICE LIBOR USD 1 Month + 8.60%), 8.23%, 06/25/2044 (aa)	76	91
GNMA, Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 0.80%, 12/20/2064 (aa)	146	146

Total Collateralized Mortgage Obligations (Cost $826)		828

Corporate Bonds — 28.7%
Basic Materials — 0.4%
Chemicals — 0.2%
Air Products and Chemicals, Inc., 2.80%, 05/15/2050	10	11
Ecolab, Inc., 4.80%, 03/24/2030	5	6
FMC Corp., 3.45%, 10/01/2029	30	33
Huntsman International LLC, 4.50%, 05/01/2029	15	16
LYB International Finance III LLC, 2.88%, 05/01/2025	5	5
Mosaic Co. (The), 4.25%, 11/15/2023	10	11
RPM International, Inc., 4.55%, 03/01/2029	10	11
Sherwin-Williams Co. (The),
3.30%, 05/15/2050	10	10
3.45%, 08/01/2025	10	11

		114

Iron/Steel — 0.0% (g)
Steel Dynamics, Inc., 2.40%, 06/15/2025	5	5

Mining — 0.2%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039	20	27
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027	15	16
5.95%, 03/15/2024	2	2
Newmont Corp.,
2.25%, 10/01/2030	35	36
4.88%, 03/15/2042	5	6

		87

Total Basic Materials		206

Communications — 3.0%
Internet — 0.2%
Amazon.com, Inc.,
3.88%, 08/22/2037	50	62
4.25%, 08/22/2057	5	7
eBay, Inc., 4.00%, 07/15/2042	15	16

		85

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.50%, 02/01/2024		15	17
4.80%, 03/01/2050		80	88
4.91%, 07/23/2025		25	29
5.38%, 05/01/2047		25	29
Comcast Corp.,
4.25%, 10/15/2030		120	147
4.60%, 10/15/2038		30	38
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		240	265
Discovery Communications LLC, 5.30%, 05/15/2049		90	108
Time Warner Cable LLC, 4.50%, 09/15/2042		10	11
Walt Disney Co. (The), 3.80%, 03/22/2030		15	17

			749

Telecommunications — 1.3%
AT&T, Inc.,
2.05%, 05/19/2032	EUR	200	234
3.00%, 06/30/2022		25	26
4.25%, 03/01/2027		20	23
4.85%, 03/01/2039		25	30
4.85%, 07/15/2045		5	6
Motorola Solutions, Inc.,
4.00%, 09/01/2024		15	17
4.60%, 02/23/2028		75	85
T-Mobile USA, Inc.,
1.50%, 02/15/2026 (e)		10	10
3.50%, 04/15/2025 (e)		25	27
3.88%, 04/15/2030 (e)		120	133
4.50%, 04/15/2050 (e)		25	30
Verizon Communications, Inc., 5.25%, 03/16/2037		30	40

			661

Total Communications			1,495

Consumer Cyclical — 1.4%
Apparel — 0.1%
NIKE, Inc.,
3.25%, 03/27/2040		6	7
3.38%, 03/27/2050		3	3
VF Corp., 2.40%, 04/23/2025		25	26

			36

Auto Manufacturers — 1.1%
BMW US Capital LLC, 3.80%, 04/06/2023 (e)		169	182
General Motors Financial Co., Inc.,
2.90%, 02/26/2025		50	50
5.20%, 03/20/2023		20	21
RCI Banque SA, (France), Reg. S, 0.25%, 03/08/2023	EUR	50	54
Toyota Motor Credit Corp.,
1.35%, 08/25/2023		100	102
2.90%, 03/30/2023		20	21

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
Volkswagen Financial Services AG, (Germany), Reg. S, 3.38%, 04/06/2028	EUR	50	63
Volkswagen International Finance NV, (Netherlands), Reg. S, (12-Year EUR Swap Rate + 2.97%), 4.63%, 03/24/2026 (x) (aa) @	EUR	25	29

			522

Home Furnishings — 0.0% (g)
Leggett & Platt, Inc., 4.40%, 03/15/2029		10	11

Office Furnishings — 0.0% (g)
Steelcase, Inc., 5.13%, 01/18/2029		10	10

Retail — 0.2%
Costco Wholesale Corp., 1.75%, 04/20/2032		7	7
Dollar General Corp.,
4.13%, 04/03/2050		20	24
4.15%, 11/01/2025		10	12
Home Depot, Inc. (The), 3.50%, 09/15/2056		15	18
Kohl’s Corp., 9.50%, 05/15/2025		10	11
Ross Stores, Inc., 4.60%, 04/15/2025		20	23
Walmart, Inc., 2.95%, 09/24/2049		10	11

			106

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		5	5

Total Consumer Cyclical			690

Consumer Non-cyclical — 5.5%
Agriculture — 0.5%
Altria Group, Inc.,
3.49%, 02/14/2022		30	31
5.95%, 02/14/2049		10	13
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	114
2.76%, 08/15/2022		25	26
2.79%, 09/06/2024		20	21
4.54%, 08/15/2047		15	16
Philip Morris International, Inc., 6.38%, 05/16/2038		15	23
Reynolds American, Inc., 5.85%, 08/15/2045		10	12

			256

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/2049		50	67
Coca-Cola Co. (The), 2.75%, 06/01/2060		5	5
PepsiCo., Inc., 3.45%, 10/06/2046		25	29

			101

Biotechnology — 0.0% (g)
Amgen, Inc., 3.15%, 02/21/2040		10	11
Biogen, Inc., 3.15%, 05/01/2050		10	9

			20

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — 1.0%
Duke University, 2.68%, 10/01/2044		20	21
Equifax, Inc., 2.60%, 12/15/2025		110	117
ERAC USA Finance LLC, 3.85%, 11/15/2024 (e)		160	168
IHS Markit Ltd., (Bermuda), 4.13%, 08/01/2023		20	22
PayPal Holdings, Inc.,
2.20%, 09/26/2022		25	26
2.85%, 10/01/2029		25	27
S&P Global, Inc., 3.25%, 12/01/2049		10	11
Verisk Analytics, Inc., 5.50%, 06/15/2045		18	25
William Marsh Rice University, 3.57%, 05/15/2045		90	109

			526

Cosmetics/Personal Care — 0.0% (g)
Procter & Gamble Co. (The), 3.55%, 03/25/2040		10	12

Food — 0.4%
Campbell Soup Co., 3.13%, 04/24/2050		15	15
Conagra Brands, Inc., 5.30%, 11/01/2038		10	13
Kroger Co. (The), 3.95%, 01/15/2050		5	6
McCormick & Co., Inc.,
2.50%, 04/15/2030		3	3
3.15%, 08/15/2024		20	22
4.20%, 08/15/2047		5	6
Mondelez International, Inc., 2.13%, 04/13/2023		20	21
Tesco Corporate Treasury Services plc, (United Kingdom), Reg. S, 1.38%, 10/24/2023	EUR	100	114

			200

Healthcare—Products — 0.6%
Baxter International, Inc., 3.50%, 08/15/2046		10	11
Danaher Corp., 2.50%, 03/30/2030	EUR	100	129
DH Europe Finance II Sarl, (Luxembourg), 3.25%, 11/15/2039		10	11
Edwards Lifesciences Corp., 4.30%, 06/15/2028		15	18
Medtronic Global Holdings SCA, (Luxembourg), 1.13%, 03/07/2027	EUR	100	117
Medtronic, Inc., 4.63%, 03/15/2045		5	7

			293

Healthcare—Services — 0.8%
HCA, Inc., 5.00%, 03/15/2024		83	92
Humana, Inc., 3.95%, 08/15/2049		5	6
Mayo Clinic, 3.77%, 11/15/2043		30	35
OhioHealth Corp., 3.04%, 11/15/2050		35	37
Quest Diagnostics, Inc., 4.70%, 03/30/2045		10	12
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	168
2.90%, 05/15/2050		20	21
3.75%, 07/15/2025		20	23

			394

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Household Products/Wares — 0.0% (g)
Clorox Co. (The), 1.80%, 05/15/2030		10	10
Kimberly-Clark Corp., 2.88%, 02/07/2050		5	6

			16

Pharmaceuticals — 2.0%
AbbVie, Inc.,
3.20%, 11/21/2029 (e)		160	176
4.05%, 11/21/2039 (e)		20	24
4.25%, 11/21/2049 (e)		5	6
4.70%, 05/14/2045		5	6
AmerisourceBergen Corp.,
3.25%, 03/01/2025		10	11
4.30%, 12/15/2047		5	6
Becton Dickinson and Co.,
2.89%, 06/06/2022		20	21
3.79%, 05/20/2050		5	5
Bristol-Myers Squibb Co., 3.40%, 07/26/2029 (e)		200	233
Cardinal Health, Inc., 3.08%, 06/15/2024		10	11
Cigna Corp.,
2.40%, 03/15/2030		75	78
3.05%, 11/30/2022 (e)		10	10
CVS Health Corp.,
2.63%, 08/15/2024		10	11
4.10%, 03/25/2025		50	57
4.78%, 03/25/2038		75	93
5.05%, 03/25/2048		10	13
Eli Lilly and Co., 4.15%, 03/15/2059		5	7
GlaxoSmithKline Capital plc, (United Kingdom), 5.25%, 12/19/2033	GBP	40	73
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/2038		10	15
Johnson & Johnson, 3.55%, 03/01/2036		15	18
Merck & Co., Inc., 4.00%, 03/07/2049		5	6
Mylan, Inc., 5.20%, 04/15/2048		30	37
Novartis Capital Corp., 2.75%, 08/14/2050		25	26
Pfizer, Inc.,
2.70%, 05/28/2050		10	11
4.30%, 06/15/2043		5	6
Zoetis, Inc., 4.70%, 02/01/2043		10	13

			973

Total Consumer Non-cyclical			2,791

Energy — 2.1%
Oil & Gas — 0.7%
BP Capital Markets America, Inc., 3.63%, 04/06/2030		15	17
Canadian Natural Resources Ltd., (Canada), 2.95%, 01/15/2023		10	10
Chevron Corp., 2.24%, 05/11/2030		80	84
Equinor ASA, (Norway),
1.75%, 01/22/2026		200	205
3.70%, 04/06/2050		5	6
Exxon Mobil Corp., 2.44%, 08/16/2029		15	16

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Hess Corp., 5.60%, 02/15/2041		10	10
HollyFrontier Corp., 5.88%, 04/01/2026		10	11
Nexen, Inc., (Canada), 6.40%, 05/15/2037		5	7

			366

Oil & Gas Services — 0.0% (g)
National Oilwell Varco, Inc., 3.95%, 12/01/2042		10	8

Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025		15	17
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		130	142
Enbridge, Inc., (Canada),
2.90%, 07/15/2022		20	21
4.00%, 11/15/2049		5	5
Energy Transfer Operating LP, 4.05%, 03/15/2025		20	21
Enterprise Products Operating LLC,
3.50%, 02/01/2022		15	16
4.20%, 01/31/2050		40	44
Kinder Morgan, Inc., 5.55%, 06/01/2045		5	6
Magellan Midstream Partners LP,
3.95%, 03/01/2050		40	40
5.00%, 03/01/2026		10	12
ONEOK, Inc.,
2.75%, 09/01/2024		10	10
3.40%, 09/01/2029		60	58
4.95%, 07/13/2047		20	20
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029		65	63
Sabine Pass Liquefaction LLC,
4.20%, 03/15/2028		30	32
4.50%, 05/15/2030 (e)		15	17
5.88%, 06/30/2026		20	23
TransCanada PipeLines Ltd., (Canada), 4.25%, 05/15/2028		40	46
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030 (e)		80	86
4.00%, 03/15/2028		20	22

			701

Total Energy			1,075

Financial — 8.6%
Banks — 6.9%
ABN AMRO Bank NV, (Netherlands), Reg. S, 0.60%, 01/15/2027	EUR	100	111
Banco Santander SA, (Spain), 2.75%, 05/28/2025		200	207
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (aa)		20	21
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	11

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	57

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)		25	26
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	390
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	27
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	27
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		25	32
Bank of Montreal, (Canada), 1.85%, 05/01/2025		20	21
Bank of Nova Scotia (The), (Canada), 1.30%, 06/11/2025		2	2
Barclays plc, (United Kingdom), (ICE LIBOR USD 3 Month + 2.45%), 2.85%, 05/07/2026 (aa)		200	209
BNP Paribas SA, (France), (ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (e) (aa)		200	209
Canadian Imperial Bank of Commerce, (Canada), 3.10%, 04/02/2024		25	27
Citigroup, Inc.,
Reg. S, (EURIBOR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	100	116
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		25	25
2.75%, 04/25/2022		25	26
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		195	211
4.65%, 07/23/2048		25	33
Credit Suisse Group AG, (Switzerland), (United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		250	259
Goldman Sachs Group, Inc. (The),
2.60%, 02/07/2030		30	32
3.00%, 04/26/2022		20	20
3.20%, 02/23/2023		20	21
3.50%, 04/01/2025		15	16
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		30	35
HSBC Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	215
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.05%, 09/29/2034	EUR	14	16
Reg. S, 1.38%, 07/31/2035	EUR	2	3
2.00%, 05/02/2025		20	21
Lloyds Banking Group plc, (United Kingdom), Reg. S, (1-Year EUR Swap Rate + 0.85%), 0.50%, 11/12/2025 (aa)	EUR	100	110
Morgan Stanley,
(EURIBOR 3 Month + 0.83%), 1.34%, 10/23/2026 (aa)	EUR	100	116

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/2024 (aa)		25	27
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)		20	24
4.00%, 07/23/2025		15	17
4.30%, 01/27/2045		10	12
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	13
5.00%, 11/24/2025		20	23
Royal Bank of Canada, (Canada), 2.25%, 11/01/2024		25	26
Royal Bank of Scotland Group plc, (United Kingdom), (1-Year CMT Index + 2.15%), 2.36%, 05/22/2024 (aa)		200	205
Societe Generale SA, (France), Reg. S, 0.75%, 01/25/2027	EUR	100	109
Sumitomo Mitsui Financial Group, Inc., (Japan),
2.70%, 07/16/2024		200	212
2.78%, 07/12/2022		25	26
3.75%, 07/19/2023		20	22
3.94%, 10/16/2023		20	22
Toronto-Dominion Bank (The), (Canada),
1.90%, 12/01/2022		25	26
3.25%, 03/11/2024		20	22
Truist Financial Corp.,
1.20%, 08/05/2025		10	10
3.05%, 06/20/2022		20	21
Wells Fargo & Co.,
2.63%, 07/22/2022		25	26
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		25	26
3.75%, 01/24/2024		25	27

			3,491

Diversified Financial Services — 0.3%
Affiliated Managers Group, Inc., 3.50%, 08/01/2025		20	22
American Express Co.,
2.75%, 05/20/2022		20	21
3.40%, 02/22/2024		20	21
Brookfield Finance, Inc., (Canada), 4.70%, 09/20/2047		15	17
Intercontinental Exchange, Inc.,
3.00%, 06/15/2050		25	26
3.75%, 12/01/2025		25	28
Mastercard, Inc., 3.65%, 06/01/2049		15	18
Visa, Inc., 2.70%, 04/15/2040		10	11

			164

Insurance — 0.4%
American International Group, Inc., 3.40%, 06/30/2030		80	87
Arch Capital Group Ltd., (Bermuda), 3.64%, 06/30/2050		5	5

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Insurance — continued
Brighthouse Financial, Inc., 4.70%, 06/22/2047		5	5
Liberty Mutual Group, Inc., 3.95%, 10/15/2050 (e)		30	32
Loews Corp., 3.20%, 05/15/2030		10	11
Markel Corp., 3.50%, 11/01/2027		5	5
Marsh & McLennan Cos., Inc., 4.20%, 03/01/2048		20	24
Progressive Corp. (The), 4.13%, 04/15/2047		20	25
RenaissanceRe Holdings Ltd., (Bermuda), 3.60%, 04/15/2029		30	33

			227

Investment Companies — 0.1%
Ares Capital Corp., 3.25%, 07/15/2025		30	29

Real Estate — 0.2%
Vonovia Finance BV, (Netherlands), Reg. S, 0.88%, 07/03/2023	EUR	100	114

REITS — 0.7%
American Tower Corp.,
3.38%, 05/15/2024		25	27
3.70%, 10/15/2049		5	6
Camden Property Trust, 3.15%, 07/01/2029		35	39
Crown Castle International Corp.,
3.10%, 11/15/2029		15	16
4.00%, 11/15/2049		5	5
5.25%, 01/15/2023		25	28
EPR Properties, 3.75%, 08/15/2029		20	17
Equinix, Inc., 3.20%, 11/18/2029		40	44
ERP Operating LP, 3.00%, 07/01/2029		5	6
Federal Realty Investment Trust, 3.50%, 06/01/2030		20	21
GLP Capital LP / GLP Financing II, Inc.,
3.35%, 09/01/2024		20	20
4.00%, 01/15/2031		5	5
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029		20	20
Public Storage, 3.39%, 05/01/2029		45	52
Realty Income Corp., 3.25%, 01/15/2031		30	32
Spirit Realty LP, 3.40%, 01/15/2030		10	9

			347

Total Financial			4,372

Government — 0.2%
Multi—National — 0.2%
Asian Development Bank, (Supranational), 2.63%, 01/30/2024		13	14
European Investment Bank, (Supranational),
Zero Coupon, 05/28/2037 (e)	CAD	150	81
0.63%, 07/25/2025		20	20
Inter-American Development Bank, (Supranational), 2.63%, 01/16/2024		10	11

Total Government			126

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Industrial — 2.6%
Aerospace/Defense — 0.4%
Airbus SE, (Netherlands), Reg. S, 2.00%, 04/07/2028	EUR	100	119
Boeing Co. (The),
2.70%, 02/01/2027		20	20
4.88%, 05/01/2025		5	5
5.71%, 05/01/2040		10	11
5.81%, 05/01/2050		50	59
Howmet Aerospace, Inc., 6.88%, 05/01/2025		10	11

			225

Building Materials — 0.4%
Carrier Global Corp.,
1.92%, 02/15/2023 (e)		25	26
2.24%, 02/15/2025 (e)		20	20
2.49%, 02/15/2027 (e)		10	10
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029		20	21
Martin Marietta Materials, Inc., 4.25%, 07/02/2024		40	44
Vulcan Materials Co.,
3.50%, 06/01/2030		60	66
4.50%, 04/01/2025		20	22

			209

Electronics — 0.3%
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		30	31
Arrow Electronics, Inc., 3.88%, 01/12/2028		20	21
Keysight Technologies, Inc., 3.00%, 10/30/2029		20	22
PerkinElmer, Inc., 3.30%, 09/15/2029		10	11
Roper Technologies, Inc., 3.65%, 09/15/2023		25	27
Trimble, Inc., 4.90%, 06/15/2028		15	17

			129

Environmental Control — 0.5%
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	211
4.25%, 12/01/2028		15	18

			229

Machinery—Construction & Mining — 0.0% (g)
Oshkosh Corp., 3.10%, 03/01/2030		10	10

Machinery—Diversified — 0.3%
IDEX Corp., 3.00%, 05/01/2030		10	10
John Deere Cash Management SA, (Luxembourg), Reg. S, 2.20%, 04/02/2032		EUR 100	127

			137

Miscellaneous Manufacturer — 0.0% (g)
General Electric Co.,
4.25%, 05/01/2040		10	10
4.35%, 05/01/2050		5	5

			15

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Transportation — 0.7%
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		10	12
4.55%, 09/01/2044		160	209
Deutsche Bahn Finance GMBH, (Germany), Reg. S, 1.63%, 08/16/2033	EUR	100	126
Kansas City Southern, 4.20%, 11/15/2069		5	6
OeBB-Infrastruktur AG, (Austria), Reg. S, 3.38%, 05/18/2032	EUR	4	6

			359

Total Industrial			1,313

Technology — 1.8%
Computers — 0.5%
Apple, Inc., 3.35%, 02/09/2027		15	17
Dell International LLC / EMC Corp.,
5.85%, 07/15/2025 (e)		20	23
8.10%, 07/15/2036 (e)		3	4
8.35%, 07/15/2046 (e)		12	16
Genpact Luxembourg Sarl, (Luxembourg), 3.70%, 04/01/2022		100	103
Hewlett Packard Enterprise Co., 4.45%, 10/02/2023		30	33
Seagate HDD Cayman, (Cayman Islands), 4.13%, 01/15/2031 (e)		60	63

			259

Semiconductors — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/2022		20	21
Broadcom, Inc.,
2.25%, 11/15/2023 (e)		60	62
4.30%, 11/15/2032 (e)		25	27
4.70%, 04/15/2025 (e)		20	23
5.00%, 04/15/2030 (e)		40	46
Marvell Technology Group Ltd., (Bermuda), 4.88%, 06/22/2028		20	24
Micron Technology, Inc.,
2.50%, 04/24/2023		20	21
4.66%, 02/15/2030		10	11
NVIDIA Corp., 3.50%, 04/01/2040		12	14
Xilinx, Inc., 2.38%, 06/01/2030		10	10

			259

Software — 0.8%
Adobe, Inc., 2.30%, 02/01/2030		20	22
Citrix Systems, Inc., 3.30%, 03/01/2030		50	53
Fidelity National Information Services, Inc., 2.60%, 05/21/2025	GBP	100	132
Fiserv, Inc., 2.65%, 06/01/2030		155	164
Microsoft Corp., 4.00%, 02/12/2055		10	13

			384

Total Technology			902

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Utilities — 3.1%
Electric — 2.6%
Ameren Corp., 3.50%, 01/15/2031		10	11
Appalachian Power Co., 3.70%, 05/01/2050		10	11
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (e)		15	19
CenterPoint Energy Houston Electric LLC, 2.90%, 07/01/2050		25	26
CenterPoint Energy, Inc., 2.95%, 03/01/2030		5	5
Commonwealth Edison Co., 4.00%, 03/01/2048		15	18
Consumers Energy Co., 3.75%, 02/15/2050		5	6
Consolidated Edison Co. of New York, Inc., 3.95%, 04/01/2050		10	12
DTE Electric Co., 2.95%, 03/01/2050		5	5
Duke Energy Florida LLC, 1.75%, 06/15/2030		50	51
Duke Energy Indiana LLC, 2.75%, 04/01/2050		20	20
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	116
Entergy Corp., 2.80%, 06/15/2030		200	211
Entergy Texas, Inc., 4.00%, 03/30/2029		15	18
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	6
FirstEnergy Corp., 1.60%, 01/15/2026		100	101
Kentucky Utilities Co., 3.30%, 06/01/2050		5	5
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	224
NextEra Energy Capital Holdings, Inc., 2.75%, 11/01/2029		25	27
Northern States Power Co., 2.60%, 06/01/2051		25	26
Oncor Electric Delivery Co. LLC, 3.70%, 05/15/2050 (e)		5	6
PECO Energy Co., 2.80%, 06/15/2050		50	52
Public Service Electric and Gas Co., 2.45%, 01/15/2030		20	21
Sempra Energy, 3.40%, 02/01/2028		10	11
Southern California Edison Co., 3.65%, 02/01/2050		10	11
Southern Co. (The), 3.70%, 04/30/2030		25	28
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	130
Stedin Holding NV, (Netherlands), Reg. S, (5-Year EUR Swap Rate + 2.75%), 3.25%, 12/01/2020 (x) (aa)	EUR	100	114
Virginia Electric and Power Co., 3.30%, 12/01/2049		10	11
Wisconsin Public Service Corp., 3.30%, 09/01/2049		5	5
Xcel Energy, Inc., 3.50%, 12/01/2049		10	11

			1,318

Gas — 0.2%
Atmos Energy Corp., 2.63%, 09/15/2029		15	16
NiSource, Inc., 3.60%, 05/01/2030		15	17
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/2050		5	6
Southwest Gas Corp., 2.20%, 06/15/2030		45	46

			85

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Water — 0.3%
American Water Capital Corp., 2.80%, 05/01/2030		15	16
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	100	133

			149

Total Utilities			1,552

Total Corporate Bonds (Cost $14,059)			14,522

Foreign Government Securities — 31.7%
Agricultural Development Bank of China, (China),
3.55%, 11/21/2023	CNY	600	86
4.65%, 05/11/2028	CNY	400	62
Australia Government Bond, (Australia),
Reg. S, 0.25%, 11/21/2024	AUD	83	57
Reg. S, 2.00%, 12/21/2021	AUD	37	26
Reg. S, 2.75%, 05/21/2041	AUD	15	13
Reg. S, 3.25%, 04/21/2029	AUD	365	304
Bundesobligation, (Germany),
Reg. S, (0.68%), 04/05/2024 (n)	EUR	89	103
Reg. S, (0.57%), 04/11/2025 (n)	EUR	140	162
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, (0.46%), 02/15/2030 (n)	EUR	2	2
Reg. S, (0.04%), 08/15/2050 (n)	EUR	8	9
Reg. S, 0.25%, 08/15/2028	EUR	43	52
Reg. S, 0.50%, 02/15/2025	EUR	67	80
Reg. S, 0.50%, 08/15/2027	EUR	1	1
Reg. S, 0.50%, 02/15/2028	EUR	47	57
Reg. S, 1.00%, 08/15/2024	EUR	81	98
Reg. S, 1.25%, 08/15/2048	EUR	1	2
Reg. S, 1.75%, 07/04/2022	EUR	69	81
Reg. S, 2.50%, 08/15/2046	EUR	33	62
Reg. S, 3.25%, 07/04/2042	EUR	8	16
Reg. S, 4.00%, 01/04/2037	EUR	24	46
Reg. S, 4.25%, 07/04/2039	EUR	14	29
Reg. S, 4.75%, 07/04/2028	EUR	30	49
Reg. S, 4.75%, 07/04/2040	EUR	9	20
Reg. S, 5.50%, 01/04/2031	EUR	21	39
Reg. S, 5.63%, 01/04/2028	EUR	22	37
Reg. S, 6.25%, 01/04/2030	EUR	15	28
Bundesschatzanweisungen, (Germany), Reg. S, (0.61%), 09/10/2021 (n)	EUR	57	65
Canadian Government Bond, (Canada), 1.00%, 06/01/2027	CAD	200	153
China Development Bank, (China),
Class B, 3.18%, 05/17/2022	CNY	200	29
3.42%, 07/02/2024	CNY	1,000	144
3.65%, 05/21/2029	CNY	800	115
Class B, 4.73%, 04/02/2025	CNY	100	15
China Government Bond, (China),
2.20%, 02/13/2022	CNY	1,700	240
3.25%, 06/06/2026	CNY	700	102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 3.30%, 07/04/2023	CNH	2,000	290
Reg. S, 3.38%, 11/21/2024	CNH	2,000	292
3.54%, 08/16/2028	CNY	500	74
Class B, 3.73%, 05/25/2070	CNY	100	14
4.08%, 10/22/2048	CNY	700	106
Cyprus Government International Bond, (Cyprus), Reg. S, 2.25%, 04/16/2050	EUR	10	12
Czech Republic Government Bond, (Czech Republic),
Reg. S, 1.00%, 06/26/2026	CZK	500	21
1.20%, 03/13/2031	CZK	60	3
2.00%, 10/13/2033	CZK	60	3
Reg. S, 2.50%, 08/25/2028	CZK	230	11
Reg. S, 5.70%, 05/25/2024	CZK	200	10
Denmark Government Bond, (Denmark),
Reg. S, 0.25%, 11/15/2052 (e)	DKK	400	62
Reg. S, 0.50%, 11/15/2029 (e)	DKK	71	12
3.00%, 11/15/2021	DKK	87	14
4.50%, 11/15/2039	DKK	63	18
Export-Import Bank of China (The), (China),
2.93%, 03/02/2025	CNY	600	84
Class B, 3.33%, 02/22/2026	CNY	100	14
Export-Import Bank of Korea, (South Korea), Reg. S, 8.00%, 05/15/2024	IDR	400,000	29
Finland Government Bond, (Finland),
Reg. S, (0.57%), 04/15/2022 (e) (n)	EUR	6	7
Reg. S, 0.50%, 04/15/2026 (e)	EUR	23	27
Reg. S, 0.75%, 04/15/2031 (e)	EUR	10	12
Reg. S, 1.38%, 04/15/2047 (e)	EUR	1	2
Reg. S, 2.63%, 07/04/2042 (e)	EUR	4	7
French Republic Government Bond OAT, (France),
Reg. S, (0.51%), 03/25/2023 (n)	EUR	5	6
Reg. S, (0.46%), 03/25/2024 (n)	EUR	78	89
Reg. S, (0.01%), 11/25/2029 (n)	EUR	41	47
Reg. S, 0.25%, 11/25/2026	EUR	22	26
Reg. S, 0.50%, 05/25/2025	EUR	3	3
Reg. S, 0.50%, 05/25/2026	EUR	28	33
Reg. S, 0.50%, 05/25/2029	EUR	14	17
Reg. S, 0.75%, 05/25/2028	EUR	17	21
Reg. S, 0.75%, 11/25/2028	EUR	17	21
Reg. S, 1.00%, 11/25/2025	EUR	15	18
Reg. S, 1.00%, 05/25/2027	EUR	17	21
Reg. S, 1.25%, 05/25/2034	EUR	15	19
Reg. S, 1.25%, 05/25/2036 (e)	EUR	14	18
Reg. S, 1.50%, 05/25/2050 (e)	EUR	21	30
Reg. S, 1.75%, 11/25/2024	EUR	70	87
Reg. S, 1.75%, 06/25/2039 (e)	EUR	11	16
Reg. S, 1.75%, 05/25/2066 (e)	EUR	7	11
Reg. S, 2.00%, 05/25/2048 (e)	EUR	5	8
Reg. S, 2.25%, 10/25/2022	EUR	98	117
Reg. S, 2.50%, 05/25/2030	EUR	467	665
Reg. S, 2.75%, 10/25/2027	EUR	18	25
Reg. S, 3.25%, 10/25/2021	EUR	34	40
Reg. S, 3.25%, 05/25/2045	EUR	14	26

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	61

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Reg. S, 3.50%, 04/25/2026	EUR	36	50
Reg. S, 4.00%, 10/25/2038	EUR	11	21
Reg. S, 4.00%, 04/25/2055	EUR	5	12
Reg. S, 4.00%, 04/25/2060	EUR	7	17
Reg. S, 4.50%, 04/25/2041	EUR	19	39
Reg. S, 4.75%, 04/25/2035	EUR	12	23
Reg. S, 5.50%, 04/25/2029	EUR	16	27
Reg. S, 5.75%, 10/25/2032	EUR	33	64
Indonesia Treasury Bond, (Indonesia), 7.00%, 09/15/2030	IDR	820,000	56
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	50	67
International Bank for Reconstruction & Development, (Supranational), 1.63%, 01/15/2025		15	16
Ireland Government Bond, (Ireland),
Reg. S, (0.40%), 10/18/2022 (n)	EUR	8	9
Reg. S, 0.20%, 10/18/2030	EUR	10	11
Reg. S, 0.40%, 05/15/2035	EUR	26	30
Reg. S, 0.90%, 05/15/2028	EUR	12	15
Reg. S, 1.50%, 05/15/2050	EUR	5	7
5.40%, 03/13/2025	EUR	10	14
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.60%, 06/15/2023	EUR	14	16
Reg. S, 0.85%, 01/15/2027 (e)	EUR	520	582
Reg. S, 1.25%, 12/01/2026	EUR	46	53
1.35%, 04/15/2022	EUR	72	83
Reg. S, 1.45%, 03/01/2036 (e)	EUR	20	22
Reg. S, 1.65%, 03/01/2032 (e)	EUR	3	3
Reg. S, 2.10%, 07/15/2026	EUR	45	54
2.20%, 06/01/2027	EUR	13	16
Reg. S, 2.25%, 09/01/2036 (e)	EUR	27	32
Reg. S, 2.45%, 09/01/2050 (e)	EUR	11	13
Reg. S, 2.80%, 03/01/2067 (e)	EUR	4	5
Reg. S, 3.25%, 09/01/2046 (e)	EUR	28	38
Reg. S, 3.75%, 08/01/2021 (e)	EUR	42	49
3.75%, 09/01/2024	EUR	58	74
4.50%, 03/01/2024	EUR	59	76
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	4
Reg. S, 5.00%, 08/01/2039 (e)	EUR	16	27
Reg. S, 5.00%, 09/01/2040 (e)	EUR	13	22
5.75%, 02/01/2033	EUR	36	60
Reg. S, 6.00%, 05/01/2031	EUR	59	97
6.50%, 11/01/2027	EUR	9	14
7.25%, 11/01/2026	EUR	7	11
Japan Finance Organization for Municipalities, (Japan), 0.82%, 08/26/2022	JPY	10,000	94
Japan Government Five Year Bond, (Japan), 0.10%, 03/20/2025	JPY	57,200	535
Japan Government Forty Year Bond, (Japan), 0.50%, 03/20/2059	JPY	5,000	44
Japan Government Ten Year Bond, (Japan),
0.10%, 03/20/2030	JPY	115,100	1,074
0.60%, 03/20/2023	JPY	61,850	584

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Japan Government Thirty Year Bond, (Japan),
0.40%, 09/20/2049	JPY	16,000	141
0.40%, 03/20/2050	JPY	30,000	264
1.90%, 06/20/2043	JPY	28,900	350
Japan Government Twenty Year Bond, (Japan),
0.40%, 03/20/2040	JPY	60,000	554
0.50%, 12/20/2038	JPY	13,700	130
1.20%, 03/20/2035	JPY	34,500	363
2.10%, 03/20/2027	JPY	47,500	505
Japan Government Two Year Bond, (Japan), 0.10%, 01/01/2022	JPY	18,000	167
Kingdom of Belgium Government Bond, (Belgium),
Reg. S, 0.20%, 10/22/2023 (e)	EUR	11	13
Reg. S, 0.90%, 06/22/2029 (e)	EUR	32	40
Reg. S, 1.00%, 06/22/2026 (e)	EUR	33	40
Reg. S, 1.60%, 06/22/2047 (e)	EUR	15	21
Reg. S, 1.70%, 06/22/2050 (e)	EUR	50	73
Reg. S, 2.15%, 06/22/2066 (e)	EUR	4	7
Reg. S, 4.25%, 09/28/2022 (e)	EUR	27	34
Reg. S, 4.25%, 03/28/2041 (e)	EUR	11	22
Reg. S, 5.00%, 03/28/2035 (e)	EUR	18	34
Kommuninvest I Sverige AB, (Sweden), Reg. S, 0.63%, 06/01/2023	SEK	100	11
Korea Treasury Bond, (South Korea),
1.00%, 06/10/2023	KRW	145,000	121
1.38%, 12/10/2029	KRW	91,000	76
1.50%, 03/10/2050	KRW	57,000	46
Malaysia Government Bond, (Malaysia), 3.76%, 05/22/2040	MYR	30	7
Malaysia Government Investment Issue, (Malaysia),
4.05%, 08/15/2024	MYR	90	22
4.13%, 07/09/2029	MYR	130	33
Mexican Bonos, (Mexico), 8.50%, 05/31/2029	MXN	1,000	51
Mexico Government International Bond, (Mexico), 5.75%, 10/12/2110		20	22
Netherlands Government Bond, (Netherlands),
Reg. S, (0.23%), 07/15/2030 (e) (n)	EUR	5	6
Reg. S, 0.50%, 01/15/2040 (e)	EUR	14	17
Reg. S, 0.75%, 07/15/2027 (e)	EUR	53	65
Reg. S, 2.25%, 07/15/2022 (e)	EUR	20	24
Reg. S, 2.50%, 01/15/2033 (e)	EUR	23	35
Reg. S, 2.75%, 01/15/2047 (e)	EUR	9	17
Reg. S, 3.25%, 07/15/2021 (e)	EUR	33	39
Reg. S, 4.00%, 01/15/2037 (e)	EUR	10	19
New Zealand Government Bond, (New Zealand), 3.00%, 04/20/2029	NZD	30	23
Norway Government Bond, (Norway),
Reg. S, 1.38%, 08/19/2030 (e)	NOK	400	44
Reg. S, 2.00%, 04/26/2028 (e)	NOK	118	14

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
OMERS Finance Trust, (Canada), 0.45%, 05/13/2025 (e)	EUR	250	286
Ontario Teachers’ Finance Trust, (Canada), Reg. S, 0.50%, 05/06/2025	EUR	100	115
Peruvian Government International Bond, (Peru), 2.39%, 01/23/2026		25	26
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.48%, 10/18/2030 (e)	EUR	16	18
Reg. S, 0.70%, 10/15/2027 (e)	EUR	50	58
Reg. S, 4.10%, 02/15/2045 (e)	EUR	2	4
Republic of Austria Government Bond, (Austria),
Reg. S, (0.45%), 07/15/2024 (e) (n)	EUR	35	40
Reg. S, 0.75%, 02/20/2028 (e)	EUR	22	27
Reg. S, 0.75%, 03/20/2051 (e)	EUR	50	63
Reg. S, 1.50%, 02/20/2047 (e)	EUR	7	10
Reg. S, 2.10%, 09/20/2117 (e)	EUR	4	9
Reg. S, 3.65%, 04/20/2022 (e)	EUR	17	20
Reg. S, 3.80%, 01/26/2062 (e)	EUR	1	3
Reg. S, 4.15%, 03/15/2037 (e)	EUR	9	17
Republic of Italy Government International Bond, (Italy), Reg. S, 6.00%, 08/04/2028	GBP	50	77
Republic of Poland Government Bond, (Poland),
1.25%, 10/25/2030	PLN	23	6
2.50%, 07/25/2026	PLN	71	20
2.75%, 04/25/2028	PLN	100	28
5.75%, 09/23/2022	PLN	82	23
Russian Federal Bond—OFZ, (Russia),
7.25%, 05/10/2034	RUB	364	6
7.40%, 12/07/2022	RUB	1,097	16
7.65%, 04/10/2030	RUB	528	9
7.70%, 03/23/2033	RUB	1,000	16
7.95%, 10/07/2026	RUB	951	15
Singapore Government Bond, (Singapore),
2.63%, 05/01/2028	SGD	50	41
2.88%, 09/01/2030	SGD	40	34
Spain Government Bond, (Spain),
(0.15%), 04/30/2023 (n)	EUR	51	58
0.06%, 01/31/2025 (n)	EUR	49	55
0.40%, 04/30/2022	EUR	25	29
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9	10
0.75%, 07/30/2021	EUR	22	25
Reg. S, 1.00%, 10/31/2050 (e)	EUR	4	4
Reg. S, 1.20%, 10/31/2040 (e)	EUR	4	5
Reg. S, 1.40%, 04/30/2028 (e)	EUR	18	22
Reg. S, 1.45%, 10/31/2027 (e)	EUR	3	4
Reg. S, 1.45%, 04/30/2029 (e)	EUR	299	369
Reg. S, 1.85%, 07/30/2035 (e)	EUR	8	10
Reg. S, 1.95%, 07/30/2030 (e)	EUR	22	28
Reg. S, 2.15%, 10/31/2025 (e)	EUR	18	23
Reg. S, 2.70%, 10/31/2048 (e)	EUR	6	9
Reg. S, 2.90%, 10/31/2046 (e)	EUR	5	8
Reg. S, 3.45%, 07/30/2066 (e)	EUR	6	11
Reg. S, 4.20%, 01/31/2037 (e)	EUR	17	29
Reg. S, 4.70%, 07/30/2041 (e)	EUR	2	4
Reg. S, 4.90%, 07/30/2040 (e)	EUR	10	19

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 5.15%, 10/31/2028 (e)	EUR	44	69
Reg. S, 5.15%, 10/31/2044 (e)	EUR	10	21
Reg. S, 5.90%, 07/30/2026 (e)	EUR	19	29
6.00%, 01/31/2029	EUR	11	18
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 1.75%, 10/26/2057	EUR	2	3
Reg. S, 2.15%, 03/21/2119	EUR	2	4
Sweden Government Bond, (Sweden),
Reg. S, 0.13%, 05/12/2031 (e)	SEK	475	51
3.50%, 06/01/2022	SEK	140	16
3.50%, 03/30/2039	SEK	20	4
Swiss Confederation Government Bond, (Switzerland),
Reg. S, (0.54%), 06/22/2029 (n)	CHF	9	10
Reg. S, 1.25%, 06/11/2024	CHF	10	11
Reg. S, 1.25%, 06/27/2037	CHF	6	8
Reg. S, 2.00%, 05/25/2022	CHF	5	6
Reg. S, 2.00%, 06/25/2064	CHF	2	4
Reg. S, 4.00%, 01/06/2049	CHF	2	5
Thailand Government Bond, (Thailand),
1.88%, 06/17/2049	THB	500	16
2.13%, 12/17/2026	THB	1,570	54
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2023	GBP	9	11
Reg. S, 0.38%, 10/22/2030	GBP	10	13
Reg. S, 0.50%, 07/22/2022	GBP	31	39
Reg. S, 0.50%, 10/22/2061	GBP	6	7
Reg. S, 0.63%, 10/22/2050	GBP	5	6
Reg. S, 0.75%, 07/22/2023	GBP	41	52
Reg. S, 0.88%, 10/22/2029	GBP	29	38
Reg. S, 1.25%, 07/22/2027	GBP	19	26
Reg. S, 1.50%, 07/22/2026	GBP	50	68
Reg. S, 1.50%, 07/22/2047	GBP	10	15
Reg. S, 1.63%, 10/22/2071	GBP	6	11
Reg. S, 1.75%, 09/07/2037	GBP	12	18
Reg. S, 1.75%, 01/22/2049	GBP	10	16
Reg. S, 1.75%, 07/22/2057	GBP	9	15
Reg. S, 2.00%, 09/07/2025	GBP	17	23
Reg. S, 2.50%, 07/22/2065	GBP	7	15
Reg. S, 3.25%, 01/22/2044	GBP	12	23
Reg. S, 3.50%, 01/22/2045	GBP	12	25
Reg. S, 3.50%, 07/22/2068	GBP	8	22
Reg. S, 3.75%, 09/07/2021	GBP	22	28
Reg. S, 3.75%, 07/22/2052	GBP	10	24
Reg. S, 4.00%, 01/22/2060	GBP	10	27
Reg. S, 4.25%, 06/07/2032	GBP	116	211
Reg. S, 4.25%, 03/07/2036	GBP	13	25
Reg. S, 4.25%, 09/07/2039	GBP	10	21
Reg. S, 4.25%, 12/07/2040	GBP	68	144
Reg. S, 4.25%, 12/07/2046	GBP	11	26
Reg. S, 4.25%, 12/07/2049	GBP	108	264
Reg. S, 4.25%, 12/07/2055	GBP	11	30
Reg. S, 4.50%, 09/07/2034	GBP	13	25
Reg. S, 4.50%, 12/07/2042	GBP	10	23
Reg. S, 4.75%, 12/07/2030	GBP	16	29

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Reg. S, 4.75%, 12/07/2038	GBP	10	22
Reg. S, 5.00%, 03/07/2025	GBP	23	35
United States International Development Finance Corp., 3.37%, 10/05/2034		97	112
Uruguay Government International Bond, (Uruguay), 4.98%, 04/20/2055		10	13

Total Foreign Government Securities (Cost $15,792)			16,022

Mortgage-Backed Securities — 24.5%
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 12 Month + 1.64%), 3.47%, 01/01/2050 (aa)		234	245
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 09/01/2036 (w)		250	254
TBA, 2.00%, 09/01/2035 (w)		200	206
TBA, 2.50%, 07/01/2035 (w)		225	236
TBA, 2.50%, 09/01/2035 (w)		200	209
TBA, 3.00%, 07/01/2035 (w)		200	210
TBA, 3.00%, 08/01/2035 (w)		200	210
TBA, 3.50%, 07/01/2035 (w)		100	105
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 09/01/2050 (w)		100	102
TBA, 2.50%, 07/01/2050 (w)		1,350	1,407
TBA, 3.00%, 09/01/2050 (w)		1,400	1,469
TBA, 3.00%, 07/01/2050 (w)		900	948
TBA, 3.50%, 07/01/2050 (w)		225	237
TBA, 3.50%, 09/01/2050 (w)		700	736
TBA, 4.00%, 09/01/2050 (w)		500	530
TBA, 4.50%, 07/01/2050 (w)		250	269
TBA, 5.00%, 07/01/2050 (w)		100	109
FNMA Pool,
3.50%, 08/01/2032		152	162
4.00%, 04/01/2041		272	294
4.00%, 08/01/2046		181	196
FNMA Pool, Single Family, 30 years,
3.50%, 03/01/2037		818	884
3.50%, 03/01/2048		442	481
4.00%, 09/01/2046		320	356
4.00%, 11/01/2049		495	541
GNMA, Single Family, 30 years,
TBA, 2.50%, 07/01/2050 (w)		150	158
TBA, 2.50%, 08/01/2050 (w)		100	105
TBA, 3.00%, 07/01/2050 (w)		350	371
TBA, 3.00%, 08/01/2050 (w)		200	211
TBA, 3.50%, 08/01/2050 (w)		100	106
TBA, 4.00%, 07/01/2050 (w)		200	212
TBA, 4.50%, 07/01/2050 (w)		75	80
TBA, 5.00%, 07/01/2050 (w)		50	54
GNMA II Pool, Ginnie Mae II Pool, Single Family, 30 years,
3.00%, 05/20/2050		200	212
3.50%, 04/20/2050		448	475

Total Mortgage-Backed Securities (Cost $12,374)			12,380

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.5% (t)
Arizona — 0.3%
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	100	138

California — 0.1%
State of California, Build America Bonds, GO, 7.55%, 04/01/2039	20	35
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	10	15

		50

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	16

New York — 0.1%
Port Authority of New York & New Jersey, Series 174, Rev., 4.46%, 10/01/2062	20	27

Texas — 0.0% (g)
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046	10	14

Total Municipal Bonds (Cost $232)		245

U.S. Government Agency Securities — 3.9%
FHLMC,
1.50%, 02/12/2025	215	225
6.25%, 07/15/2032	15	24
Resolution Funding Corp. Principal Strip, Zero Coupon, 01/15/2030	50	44
U.S. Treasury Bonds,
1.13%, 05/15/2040	80	79
1.25%, 05/15/2050	325	312
2.00%, 02/15/2050	259	297
3.00%, 11/15/2045	229	309
3.00%, 08/15/2048	20	27
3.13%, 02/15/2043	60	81
4.25%, 11/15/2040	169	264
4.50%, 02/15/2036	105	161
U.S. Treasury Strip Coupon, Zero Coupon, 11/15/2041 (n) (dd)	200	148

Total U.S. Government Agency Securities (Cost $1,943)		1,971

U.S. Treasury Obligations — 13.5%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	40	42
U.S. Treasury Notes,
0.13%, 04/30/2022	1,265	1,264
0.13%, 05/15/2023	560	559
0.25%, 04/15/2023	1,028	1,030
0.38%, 04/30/2025	1,085	1,090
0.50%, 04/30/2027	872	873
0.63%, 05/15/2030	165	165
1.13%, 09/30/2021	600	607

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
U.S. Treasury Obligations — continued
1.50%, 11/30/2021		655	667
1.50%, 02/15/2030		199	215
1.75%, 12/31/2026		40	43
2.13%, 02/29/2024		55	59
2.25%, 11/15/2025		75	83
3.00%, 09/30/2025		120	137

Total U.S. Treasury Obligations (Cost $6,820)			6,834

Short-Term Investments — 14.3%
Time Deposits — 9.4%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2020		168	168
BNP Paribas SA, 0.01%, 07/01/2020		3,969	3,969
Brown Brothers Harriman,
(1.53%), 07/01/2020	CHF	1	1
(0.68%), 07/01/2020	EUR	8	9
(0.30%), 07/01/2020	NOK	7	1
(0.25%), 07/01/2020	JPY	2,059	19
(0.25%), 07/01/2020	SEK	9	1
(0.16%), 07/01/2020	DKK	4	1

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Time Deposits — continued
(0.10%), 07/01/2020	AUD	6		4
0.00%, 07/01/2020	NZD	1		1
0.00%, 07/01/2020	SGD	3		2
0.01%, 07/01/2020	GBP	6		7
0.01%, 07/01/2020		10		10
0.02%, 07/02/2020	CAD	—	(h)	—	(h)
Citibank NA,
(0.68%), 07/01/2020	EUR	251		282
0.01%, 07/01/2020	GBP	251		262

Total Time Deposits				4,737

U.S. Government Agency Security — 4.9%
FHLB, Zero Coupon, 08/19/2020		2,500		2,499

Total Short-Term Investments (Cost $7,236)				7,236

Total Investments — 118.7% (Cost — $59,282)*				60,038

Liabilities in Excess of Other Assets — (18.7)%				(9,472)

NET ASSETS — 100.0%				$50,566

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Canadian 10 Year Government Bond	2	09/2020	CAD	226	1
Euro BOBL	1	09/2020	EUR	151	—	(h)
Euro Schatz	1	09/2020	EUR	126	—	(h)
U.S. Long Treasury Bond	3	09/2020	USD	534	1
U.S. Treasury 10 Year Note	2	09/2020	USD	278	1
U.S. Treasury 2 Year Note	4	09/2020	USD	883	—	(h)
U.S. Treasury 5 Year Note	4	09/2020	USD	502	1
U.S. Ultra Treasury Bond	1	09/2020	USD	215	3

					7

Short Contracts
Canadian 10 Year Government Bond	(1)	09/2020	CAD	(113)	(1)
Euro Schatz	(1)	09/2020	EUR	(126)	(—	)(h)
U.S. Treasury 10 Year Note	(18)	09/2020	USD	(2,496)	(9)
U.S. Treasury 2 Year Note	(2)	09/2020	USD	(441)	(—	)(h)
U.S. Treasury 5 Year Note	(3)	09/2020	USD	(376)	(1)
U.S. Ultra Treasury 10 Year Note	(2)	09/2020	USD	(312)	(3)

					(14)

Total unrealized appreciation (depreciation)					(7)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2020:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	337	USD	232	Bank of America, NA	07/02/2020	1
CAD	314	USD	231	Morgan Stanley & Co.	07/02/2020	—	(h)
CHF	41	USD	43	Citibank, NA	07/02/2020	1
CHF	1	USD	1	Deutsche Bank AG	07/02/2020	—	(h)
CHF	3	USD	3	Standard Chartered Bank Thailand	07/02/2020	—	(h)
CHF	48	USD	50	Westpac Banking Corporation	07/02/2020	—	(h)
CNH	30	USD	4	Royal Bank of Scotland	07/02/2020	—	(h)
CNY	24	USD	3	HSBC Bank USA, NA	07/02/2020	—	(h)
CZK	1,150	USD	48	Morgan Stanley & Co.	07/02/2020	1
DKK	291	USD	44	Bank of America, NA	07/02/2020	—	(h)
EUR	920	USD	1,032	Bank of America, NA	07/02/2020	2
EUR	889	USD	996	Barclays Bank plc	07/02/2020	3
EUR	1,068	USD	1,196	Barclays Bank plc	07/02/2020	4
EUR	3	USD	3	Barclays Bank plc	07/02/2020	—	(h)
EUR	889	USD	998	Citibank, NA	07/02/2020	1
EUR	920	USD	1,032	Citibank, NA	07/02/2020	1
EUR	1,068	USD	1,198	Citibank, NA	07/02/2020	2
EUR	920	USD	1,032	Goldman Sachs International	07/02/2020	2
EUR	21	USD	23	Morgan Stanley & Co.	07/02/2020	—	(h)
EUR	126	USD	140	Standard Chartered Bank Thailand	07/02/2020	1
EUR	910	USD	1,021	UBS AG LONDON	07/02/2020	1
GBP	170	USD	209	Bank of America, NA	07/02/2020	2
GBP	170	USD	209	Citibank, NA	07/02/2020	1
GBP	170	USD	209	Goldman Sachs International	07/02/2020	2
GBP	14	USD	17	Morgan Stanley & Co.	07/02/2020	—	(h)
GBP	172	USD	212	UBS AG LONDON	07/02/2020	1
NOK	164	USD	17	Morgan Stanley & Co.	07/02/2020	—	(h)
NZD	25	USD	16	Bank of America, NA	07/02/2020	—	(h)
SEK	77	USD	8	Royal Bank of Scotland	07/02/2020	—	(h)
SEK	448	USD	48	Westpac Banking Corporation	07/02/2020	—	(h)
USD	2	AUD	3	Goldman Sachs International	07/02/2020	—	(h)
USD	85	AUD	121	HSBC Bank USA, NA	07/02/2020	1
USD	233	AUD	334	Morgan Stanley & Co.	07/02/2020	3
USD	78	CAD	104	HSBC Bank USA, NA	07/02/2020	1
USD	79	CAD	105	Morgan Stanley & Co.	07/02/2020	1
USD	904	EUR	796	Citibank, NA	07/02/2020	10
USD	31	EUR	27	Morgan Stanley & Co.	07/02/2020	—	(h)
USD	217	EUR	191	Morgan Stanley & Co.	07/02/2020	3
USD	7	EUR	6	Royal Bank of Scotland	07/02/2020	—	(h)
USD	346	GBP	272	HSBC Bank USA, NA	07/02/2020	10
USD	55	IDR	766,000	Brown Brothers Harriman & Co.	07/02/2020	1
USD	746	JPY	80,406	HSBC	07/02/2020	2
USD	96	JPY	10,196	Morgan Stanley & Co.	07/02/2020	1
USD	750	JPY	80,453	Morgan Stanley & Co.	07/02/2020	5
USD	60	MYR	257	BNP Paribas SA	07/02/2020	—	(h)
USD	22	NOK	208	Citibank, NA	07/02/2020	1
USD	16	NZD	25	Royal Bank of Canada	07/02/2020	—	(h)
USD	21	SEK	197	Citibank, NA	07/02/2020	—	(h)
USD	1	SGD	1	Goldman Sachs International	07/02/2020	—	(h)
USD	42	SGD	59	UBS AG LONDON	07/02/2020	—	(h)
USD	6	IDR	85,000	Bank of America, NA	07/15/2020	—	(h)
USD	5	MYR	23	Goldman Sachs International	07/15/2020	—	(h)
USD	22	CZK	506	Citibank, NA	07/17/2020	—	(h)
USD	60	DKK	393	HSBC Bank USA, NA	07/17/2020	1

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2020

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	28	PLN	111	Citibank, NA	07/17/2020	—	(h)
CHF	4	USD	4	Bank of America, NA	08/04/2020	—	(h)
CZK	532	USD	22	UBS AG LONDON	08/04/2020	—	(h)
EUR	38	USD	43	UBS AG LONDON	08/04/2020	—	(h)
EUR	144	USD	161	UBS AG LONDON	08/04/2020	—	(h)
GBP	6	USD	7	Citibank, NA	08/04/2020	—	(h)
NOK	5	USD	1	Morgan Stanley & Co.	08/04/2020	—	(h)
NOK	24	USD	2	UBS AG LONDON	08/04/2020	—	(h)
SEK	77	USD	8	Morgan Stanley & Co.	08/04/2020	—	(h)
USD	167	AUD	242	HSBC Bank USA, NA	08/04/2020	—	(h)
USD	51	CNH	360	Goldman Sachs International	08/04/2020	—	(h)
USD	1,051	CNH	7,439	Goldman Sachs International	08/04/2020	1
USD	114	EUR	101	Citibank, NA	08/04/2020	—	(h)
USD	661	GBP	529	Citibank, NA	08/04/2020	5
USD	468	GBP	374	Citibank, NA	08/04/2020	4
USD	3,231	JPY	348,000	Citibank, NA	08/04/2020	7
USD	1,594	JPY	171,055	Morgan Stanley & Co.	08/04/2020	9
USD	147	JPY	15,853	Morgan Stanley & Co.	08/04/2020	—	(h)
USD	60	MYR	257	Deutsche Bank AG	08/04/2020	—	(h)
USD	45	NOK	427	Barclays Bank plc	08/04/2020	—	(h)
USD	51	PLN	202	UBS AG LONDON	08/04/2020	—	(h)
USD	43	SEK	398	Barclays Bank plc	08/04/2020	—	(h)
USD	43	SGD	60	Goldman Sachs International	08/04/2020	—	(h)
USD	73	THB	2,260	Goldman Sachs International	08/04/2020	—	(h)
USD	292	CNH	2,064	HSBC Bank USA, NA	08/07/2020	—	(h)
USD	28	IDR	399,949	Citibank, NA	09/16/2020	—	(h)
USD	17	RUB	1,206	Citibank, NA	09/16/2020	1
USD	89	RUB	6,148	Goldman Sachs International	09/16/2020	3
USD	17	SGD	24	Citibank, NA	09/16/2020	—	(h)
USD	52	MXN	1,164	Citibank, NA	09/17/2020	2

Total unrealized appreciation						98

AUD	242	USD	167	HSBC Bank USA, NA	07/02/2020	(—	)(h)
CNH	7,439	USD	1,053	Goldman Sachs International	07/02/2020	(1)
CZK	532	USD	23	Citibank, NA	07/02/2020	(—	)(h)
DKK	296	USD	45	Citibank, NA	07/02/2020	(—	)(h)
DKK	10	USD	2	State Street Bank & Trust Co.	07/02/2020	(—	)(h)
EUR	3,548	USD	4,012	Citibank, NA	07/02/2020	(26)
EUR	31	USD	35	State Street Bank & Trust Co.	07/02/2020	(—	)(h)
GBP	529	USD	661	Citibank, NA	07/02/2020	(5)
GBP	692	USD	879	Citibank, NA	07/02/2020	(21)
GBP	374	USD	467	Citibank, NA	07/02/2020	(4)
GBP	8	USD	10	HSBC Bank USA, NA	07/02/2020	(—	)(h)
GBP	19	USD	24	State Street Bank & Trust Co.	07/02/2020	(1)
JPY	348,000	USD	3,230	Citibank, NA	07/02/2020	(7)
JPY	171,055	USD	1,593	Morgan Stanley & Co.	07/02/2020	(9)
MYR	257	USD	60	Deutsche Bank AG	07/02/2020	(—	)(h)
NOK	427	USD	45	Barclays Bank plc	07/02/2020	(—	)(h)
NOK	119	USD	13	Citibank, NA	07/02/2020	(1)
SEK	398	USD	43	Barclays Bank plc	07/02/2020	(—	)(h)
SEK	285	USD	31	Citibank, NA	07/02/2020	(—	)(h)
SGD	60	USD	43	Goldman Sachs International	07/02/2020	(—	)(h)
THB	2,260	USD	73	Goldman Sachs International	07/02/2020	(—	)(h)
USD	79	AUD	120	Citibank, NA	07/02/2020	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	75	CAD	104	HSBC	07/02/2020	(2)
USD	4	CHF	4	Bank of America, NA	07/02/2020	(—	)(h)
USD	92	CHF	89	UBS AG LONDON	07/02/2020	(2)
USD	1,039	CNH	7,350	HSBC Bank plc	07/02/2020	(1)
USD	17	CNH	119	Royal Bank of Scotland	07/02/2020	(—	)(h)
USD	3	CNY	24	HSBC Bank USA, NA	07/02/2020	(—	)(h)
USD	47	CZK	1,150	BNP Paribas SA	07/02/2020	(1)
USD	22	CZK	532	UBS AG LONDON	07/02/2020	(—	)(h)
USD	89	DKK	597	HSBC Bank plc	07/02/2020	(1)
USD	4,031	EUR	3,624	Bank of America, NA	07/02/2020	(40)
USD	219	EUR	200	Barclays Bank plc	07/02/2020	(7)
USD	791	EUR	720	Barclays Capital Securities	07/02/2020	(17)
USD	833	EUR	757	Barclays Capital Securities	07/02/2020	(18)
USD	4,031	EUR	3,625	Citibank, NA	07/02/2020	(42)
USD	1,125	EUR	1,028	Citibank, NA	07/02/2020	(30)
USD	65	EUR	60	Citibank, NA	07/02/2020	(2)
USD	4	EUR	4	HSBC Bank USA, NA	07/02/2020	(—	)(h)
USD	8	EUR	8	Morgan Stanley & Co.	07/02/2020	(—	)(h)
USD	22	EUR	19	Morgan Stanley & Co.	07/02/2020	(—	)(h)
USD	116	EUR	103	Morgan Stanley & Co.	07/02/2020	(1)
USD	161	EUR	144	UBS AG LONDON	07/02/2020	(—	)(h)
USD	862	GBP	698	Bank of America, NA	07/02/2020	(2)
USD	202	GBP	165	Citibank	07/02/2020	(3)
USD	285	GBP	232	Citibank, NA	07/02/2020	(3)
USD	858	GBP	695	Citibank, NA	07/02/2020	(3)
USD	253	GBP	207	Citibank, NA	07/02/2020	(3)
USD	17	GBP	14	Citibank, NA	07/02/2020	(—	)(h)
USD	31	GBP	26	HSBC Bank USA, NA	07/02/2020	(—	)(h)
USD	12	GBP	10	Morgan Stanley & Co.	07/02/2020	(—	)(h)
USD	14	JPY	1,500	Deutsche Bank AG	07/02/2020	(—	)(h)
USD	3,166	JPY	346,500	Morgan Stanley & Co.	07/02/2020	(43)
USD	22	NOK	219	Citibank	07/02/2020	(1)
USD	29	NOK	283	Citibank, NA	07/02/2020	(—	)(h)
USD	78	SEK	733	Bank of America, NA	07/02/2020	(1)
USD	21	SEK	201	Citibank	07/02/2020	(1)
USD	8	SEK	77	Morgan Stanley & Co.	07/02/2020	(—	)(h)
USD	72	THB	2,260	Brown Brothers Harriman & Co.	07/02/2020	(1)
USD	248	KRW	298,300	Bank of America, NA	07/15/2020	(—	)(h)
CHF	1	USD	1	UBS AG LONDON	08/04/2020	(—	)(h)
JPY	1,293	USD	12	Citibank, NA	08/04/2020	(—	)(h)
JPY	11,000	USD	102	Deutsche Bank AG	08/04/2020	(—	)(h)
JPY	900	USD	8	Morgan Stanley & Co.	08/04/2020	(—	)(h)
USD	232	AUD	337	Bank of America, NA	08/04/2020	(1)
USD	231	CAD	314	Morgan Stanley & Co.	08/04/2020	(—	)(h)
USD	50	CHF	48	Westpac Banking Corporation	08/04/2020	(—	)(h)
USD	48	CZK	1,150	Morgan Stanley & Co.	08/04/2020	(1)
USD	2	CZK	36	UBS AG LONDON	08/04/2020	(—	)(h)
USD	44	DKK	291	Bank of America, NA	08/04/2020	(—	)(h)
USD	1,033	EUR	920	Bank of America, NA	08/04/2020	(2)
USD	996	EUR	889	Barclays Bank plc	08/04/2020	(3)
USD	1,197	EUR	1,068	Barclays Bank plc	08/04/2020	(4)
USD	1,199	EUR	1,068	Citibank, NA	08/04/2020	(2)
USD	998	EUR	889	Citibank, NA	08/04/2020	(1)
USD	32	EUR	29	Citibank, NA	08/04/2020	(—	)(h)

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2020

CURRENCY PURCHASED			CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,033		EUR	920	Citibank, NA	08/04/2020	(1)
USD	23		EUR	20	Citibank, NA	08/04/2020	(—	)(h)
USD	1,032		EUR	920	Goldman Sachs International	08/04/2020	(2)
USD	1,022		EUR	910	UBS AG LONDON	08/04/2020	(1)
USD	209		GBP	170	Bank of America, NA	08/04/2020	(1)
USD	15		GBP	12	Citibank, NA	08/04/2020	(—	)(h)
USD	209		GBP	170	Citibank, NA	08/04/2020	(2)
USD	209		GBP	170	Goldman Sachs International	08/04/2020	(2)
USD	17		GBP	14	Morgan Stanley & Co.	08/04/2020	(—	)(h)
USD	212		GBP	172	UBS AG LONDON	08/04/2020	(1)
USD	17		NOK	164	Morgan Stanley & Co.	08/04/2020	(—	)(h)
USD	16		NZD	25	Bank of America, NA	08/04/2020	(—	)(h)
USD	8		NZD	12	Deutsche Bank AG	08/04/2020	(—	)(h)
USD	—	(h)	NZD	1	Morgan Stanley & Co.	08/04/2020	(—	)(h)
USD	48		SEK	448	Westpac Banking Corporation	08/04/2020	(—	)(h)
USD	150		CNH	1,070	Citibank	08/07/2020	(1)
USD	148		CNH	1,064	Citibank, NA	08/07/2020	(3)
RUB	2,765		USD	40	Citibank, NA	09/16/2020	(2)
USD	17		SGD	24	HSBC Bank USA, NA	09/16/2020	(—	)(h)

Total unrealized depreciation							(334)

Net unrealized appreciation (depreciation)							(236)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2020:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
ICE LIBOR USD 3 Month	1.25% semi-annually	Receive	06/17/2030	USD	500	(27)	(3)		(30)
United States FEDEF Intraday	0.03% annually	Receive	06/12/2022	USD	450	— (h)	(—	)(h)	(—	)(h)

Total						(27)	(3)		(30)

(a)	Value of floating rate index as of June 30, 2020 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 3 Month	0.30%
United States FEDEF Intraday	0.08%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as ofJune 30, 2020.
CMT	— Constant Maturity Treasury
FHLMC	— Federal Home Loan Mortgage Corp.
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of June 30, 2020.
(h)	— Amount rounds to less than 500.
(t)	— The date shown represents the earliest of the next put date or final maturity date.

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2020.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2020.
(dd)	— Approximately $147,612 of this investment is restricted as collateral for swaps to Citibank, NA.
*	— The cost of securities is substantially the same for federal income tax purposes.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of June 30, 2020.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan
CNY	— Chinese Yuan
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian rupiah
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 93.8% (t)
Alabama — 1.0%
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	200	232
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	110

		342

Arizona — 3.9%
Arizona State University, Board of Regents, Series B, Rev., 5.00%, 07/01/2026	100	124
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	300	311
Salt River Project Agricultural Improvement & Power, Series A, Rev., 5.00%, 12/01/2045	500	585
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	250	319

		1,339

California — 10.2%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	78
Series A, GO, 5.00%, 08/01/2040	300	345
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2035	250	295
California County, Tobacco Securitization Agency,
Series A, Rev., 5.00%, 06/01/2027	10	13
Series A, Rev., 5.00%, 06/01/2028	100	127
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043	250	287
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, Rev., 5.00%, 12/01/2026 (e)	300	341
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	167
Coast Community College District, Series F, GO, 4.00%, 08/01/2022	100	108
Los Angeles Department of Water & Power, Power System Revenue, Series B, Rev., 5.00%, 07/01/2023	155	177
Norman Y Mineta San Jose International Airport SJC, Series A, Rev., AMT, 5.00%, 03/01/2023	100	111

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Northern California Power Agency, Hydroelectric Project, Series A, Rev., 5.00%, 07/01/2023	145	161
Port of Oakland, Senior Lien, Series P, Rev., AMT, 5.00%, 05/01/2026	350	370
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, Rev., 5.00%, 05/01/2031	205	246
Santa Clara Unified School District, GO, 5.00%, 07/01/2024	100	119
State of California,
GO, 5.00%, 11/01/2022	120	133
GO, 5.00%, 04/01/2028	100	132
University of California, Limited Project, Series K, Rev., 4.00%, 05/15/2046	300	332

		3,542

Connecticut — 3.6%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	268
Connecticut State, Health & Educational Facilities Authority, Yale University, Series A, Rev., 1.10%, 07/01/2048 (z)	250	254
State of Connecticut, Special Tax Obligation Bonds,
5.00%, 05/01/2025	300	358
5.00%, 05/01/2040	300	377

		1,257

District of Columbia — 2.4%
District of Columbia, Series C, Rev., 5.00%, 10/01/2029	100	136
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	250	269
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041	350	432

		837

Florida — 4.0%
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	321
City Of South Miami, Health Facilities Authority Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	112
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	411
Hillsborough County, School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2029 (p)	200	218

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	71

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
JEA Electric System, Series 3A, Rev., 5.00%, 10/01/2022	100	110
State of Florida, Board Education, Capital Outlay, Series A, GO, 4.00%, 06/01/2021	75	78
State of Florida, Department of Transportation, Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2023	125	142

		1,392

Georgia — 2.3%
Main Street Natural Gas, Inc.,
Series B, Rev., 4.00%, 08/01/2049 (z)	115	129
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	30	33
Series C, Rev., 4.00%, 03/01/2050 (z)	350	402
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	117
Series C, GO, 4.00%, 09/01/2021	95	99

		780

Illinois — 5.3%
City of Chicago, Waterworks Revenue, Second Lien, Rev., 4.00%, 11/01/2021	200	207
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond,
Rev., 5.00%, 01/01/2022	120	128
Rev., 5.00%, 01/01/2028	100	130
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2028	100	125
Series B, Rev., 5.00%, 01/01/2029	100	120
Series C, Rev., 5.00%, 01/01/2023	60	66
State of Illinois,
Series A, GO, 5.00%, 10/01/2023	300	318
Series B, GO, 5.50%, 05/01/2039	250	281
University of Illinois, Auxiliary Facilities System,
Series A, Rev., 5.00%, 04/01/2022	300	321
Series A, Rev., 5.00%, 04/01/2025	140	160

		1,856

Indiana — 1.5%
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	108
Indiana Finance Authority, Community Foundation Northwest Industry, Rev., 4.00%, 03/01/2034 (p)	150	159
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	237

		504

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — 0.5%
State of Maryland, Series B, GO, 5.00%, 08/01/2022	80	88
Washington Suburban Sanitary Commission, Consolidated Public Improvement, Rev., GTD, 4.00%, 06/01/2022	75	80

		168

Massachusetts — 0.3%
Massachusetts Water Resources Authority, Green Bond, Series C, Rev., 4.00%, 08/01/2022	100	108

Michigan — 3.2%
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	91
Michigan Finance Authority, Rev., 5.00%, 11/15/2022	125	137
Michigan Finance Authority, Hospital Trinity Health Credit, Rev., 5.00%, 12/01/2027	100	125
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	126
Michigan State University, Series A, Rev., 5.00%, 08/15/2038	250	277
Michigan State University, Board of Trustees, Series B, Rev., 4.00%, 02/15/2024	300	336

		1,092

Minnesota — 1.9%
Minneapolis Saint Paul Metropolitan Airports Commission, Series A, Rev., 5.00%, 01/01/2025	425	502
State of Minnesota,
Series A, GO, 5.00%, 10/01/2029	45	58
Series B, GO, 5.00%, 08/01/2022	100	110

		670

Mississippi — 1.0%
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care,
Rev., 5.00%, 09/01/2044 (z)	250	282
Series A2, Rev., 1.98%, 09/01/2036 (z)	60	60

		342

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — 2.2%
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	484
State of Missouri, Health & Educational Facilities, Saint Lukes Health System Inc., Rev., 5.00%, 11/15/2023	250	283

		767

Nebraska — 0.3%
Nebraska Investment Finance Authority, Series A, Rev., 3.50%, 09/01/2050	100	110

Nevada — 0.5%
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	60	69
State of Nevada, Department of Business & Industry, Republic Services Incorporate Project, Rev., AMT, 0.88%, 12/01/2026 (e) (z)	100	100

		169

New Jersey — 2.5%
New Jersey Economic Development Authority, Series B, Rev., 5.00%, 11/01/2023	75	81
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	269
New Jersey Economic Development Authority, School Facilities Construction, Rev., 5.00%, 03/01/2021	35	36
New Jersey Higher Education Student Assistance Authority, Series A, Rev., AMT, 5.00%, 12/01/2023	35	39
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	334
New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 12/15/2028	100	116

		875

New Mexico — 0.5%
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	135	159

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — 12.8%
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	376
City of New York,
Series A, GO, 5.00%, 08/01/2028	100	126
Series C, GO, 5.00%, 08/01/2022	60	66
Series C, GO, 5.00%, 08/01/2027	330	419
Series D1, GO, 5.00%, 12/01/2024	150	178
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	340	379
Metropolitan Transportation Authority, Series D, Rev., 5.00%, 11/15/2038	250	265
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	250	265
Series A2, Rev., 5.00%, 11/15/2024	65	72
Series B, Rev., 5.00%, 11/15/2021	125	129
Series B, Rev., 5.00%, 11/15/2023	100	109
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	300	346
New York City, Water & Sewer System, Series BB1, Rev., 5.00%, 06/15/2049	500	635
New York State Dormitory Authority, Series A, Rev., 5.00%, 03/15/2024	100	117
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	123
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2023 (p)	150	164
New York State Thruway Authority,
Series K, Rev., 5.00%, 01/01/2022	55	59
Series L, Rev., 5.00%, 01/01/2024	75	85
New York State Thruway Authority, Transportation, Series A, Rev., 5.00%, 03/15/2024	100	106
Triborough Bridge & Tunnel Authority, Series A, Rev., 5.00%, 11/15/2049	300	376

		4,445

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	73

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — 0.6%
County of Wake, Series A, Rev., 5.00%, 08/01/2021	50	52
North Carolina Housing Finance Agency, Series 37A, Rev., AMT, 3.50%, 07/01/2039	140	147

		199

North Dakota — 1.0%
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	354

Ohio — 2.1%
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	369
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	62
State of Ohio,
Series A, GO, 5.00%, 09/15/2022	75	83
Series A, GO, 5.00%, 12/15/2022	75	83
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	125	141

		738

Oregon — 0.9%
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	87
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	112
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	123

		322

Pennsylvania — 3.4%
Allegheny County Airport Authority, Pittsburgh International Airport, Series B, Rev., 4.00%, 01/01/2030 (p)	100	105
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2031	250	303
Series A2, Rev., 5.00%, 12/01/2024	100	117
Series A, Rev., AGM, 5.25%, 07/15/2028	300	397
State Public School Building Authority, Philadelphia Community College Project, Rev., 5.00%, 06/15/2022	250	267

		1,189

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — 1.0%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	300
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	44

		344

Tennessee — 3.7%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	300	368
County of Coffee, GO, 5.00%, 06/01/2026	250	310
Memphis-Shelby County Airport Authority, Rev., AMT, 5.00%, 07/01/2032	270	319
Tennessee Energy Acquisition Corp., Rev., 4.00%, 11/01/2049 (z)	250	283

		1,280

Texas — 11.8%
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	155	194
Collin County, Community College District, GO, 4.00%, 08/15/2021	85	89
County of Williamson, Road, GO, 5.00%, 02/15/2021	65	67
Cypress-Fairbanks Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2021	150	155
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043	350	374
Del Mar College District, Series A, GO, 5.00%, 08/15/2030	100	131
Harlingen Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2024	80	95
GO, PSF-GTD, 5.00%, 08/15/2026	105	131
Harris County, Metropolitan Transit Authority, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2021	100	106
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	118
Houston Independent School District, Maintenance Tax Notes, GO, 5.00%, 07/15/2022	80	88
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	131

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Mission Economic Development Corp., Republic Services, Inc. Project, Series A, Rev., AMT, 1.50%, 05/01/2050 (z)	435	435
Plano Independent School District, Series A, GO, PSF-GTD, 4.00%, 02/15/2023	100	106
Round Rock Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/01/2030	100	131
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	73
State of Texas, Water Financial Assistance, GO, 5.00%, 08/01/2024	125	148
Texas Transportation Commission State Highway Fund, First Tier, Rev., 5.00%, 10/01/2022	50	55
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	612
Rev., 5.00%, 08/01/2024	250	296
Rev., 5.00%, 08/01/2028	125	165
Series A, Rev., 5.00%, 10/15/2028	100	131
Texas Water Development Board, State Water Implementation Fund, Series A, Rev., 5.00%, 04/15/2026	100	124
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	133

		4,088

Utah — 0.7%
State of Utah,
GO, 5.00%, 07/01/2024	100	119
Series B, GO, 5.00%, 07/01/2029	100	134

		253

Vermont — 2.1%
Vermont Housing Finance Agency, Series A, Rev., 4.00%, 11/01/2049	400	449
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	296

		745

Virginia — 1.1%
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	377
Wise County Industrial Development Authority, Virginia Electric & Power Company Project, Series A, Rev., 1.20%, 11/01/2040 (z)	15	15

		392

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — 2.3%
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	129
State of Washington,
Series A, GO, 5.00%, 08/01/2022	85	93
Series B, GO, 5.00%, 07/01/2025	75	92
Series RC, GO, 5.00%, 08/01/2029	100	128
Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.00%, 10/01/2042 (z)	330	347

		789

West Virginia — 1.1%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	391

Wisconsin — 2.1%
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	319
State of Wisconsin, Series 3, GO, 5.00%, 11/01/2023	60	66
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Rev., 5.00%, 02/15/2051 (z)	300	357

		742

Total Municipal Bonds (Cost $31,916)		32,580

Short-Term Investments — 5.3%
Municipal Bond — 0.3% (t)
New York State Dormitory Authority, Series B, Rev., RAN, 5.00%, 03/31/2021	100	104

Time Deposits — 5.0%
BNP Paribas SA, 0.01%, 07/01/2020	1,586	1,586
Brown Brothers Harriman, 0.01%, 07/01/2020	1	1
Citibank NA, 0.01%, 07/01/2020	148	148

Total Time Deposits		1,735

Total Short-Term Investments (Cost $1,838)		1,839

Total Investments — 99.1% (Cost — $33,754)*		34,419

Other Assets in Excess of Liabilities — 0.9%		319

NET ASSETS — 100.0%		$34,738

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	75

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
COP	— Certificate of Participation
GO	— General Obligation
GTD	— Guaranteed
LIQ	— Liquidity Agreement
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Note
Rev.	— Revenue
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2020.

*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$670,211
Cash	113
Foreign currency, at value	2
Deposits at broker for futures contracts	483
Deposits at broker for centrally cleared swaps	41
Prepaid expenses	2
Receivables:
Investment securities sold	124
Fund shares sold	239
Interest and dividends from non-affiliates	2,547
Variation margin on futures contracts	170
Variation margin on centrally cleared swaps	35
Unrealized appreciation on forward foreign currency exchange contracts	293

Total Assets	674,260

LIABILITIES:
Payables:
Investment securities purchased	1,121
Fund shares redeemed	252
Unrealized depreciation on forward foreign currency exchange contracts	214
Accrued liabilities:
Investment advisory fees	123
Administration fees	36
Custodian and accounting fees	13
Trustees’ fees	13
Other	94

Total Liabilities	1,866

Net Assets	$672,394

NET ASSETS:
Paid-in capital	$675,446
Total distributable earnings (loss)	(3,052)

Total Net Assets	$672,394

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	67,093
Net Asset Value, offering and redemption price per share (a):	$10.02
Cost of investments in non-affiliates	$668,769
Cost of foreign currency	2

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	77

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$778,299
Cash	161
Foreign currency, at value	9
Deposits at broker for futures contracts	548
Deposits at broker for centrally cleared swaps	45
Receivables:
Fund shares sold	1,198
Interest and dividends from non-affiliates	5,134
Variation margin on futures contracts	204
Variation margin on centrally cleared swaps	39
Unrealized appreciation on forward foreign currency exchange contracts	31

Total Assets	785,668

LIABILITIES:
Payables:
Deposits from broker for OTC contratcs	50
Investment securities purchased	3,711
Fund shares redeemed	363
Unrealized depreciation on forward foreign currency exchange contracts	232
Accrued liabilities:
Investment advisory fees	122
Administration fees	36
Custodian and accounting fees	3
Trustees’ fees	14
Registration and filing fees	2
Other	92

Total Liabilities	4,625

Net Assets	$781,043

NET ASSETS:
Paid-in capital	$782,543
Total distributable earnings (loss)	(1,500)

Total Net Assets	$781,043

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	77,948
Net Asset Value, offering and redemption price per share (a):	$10.02
Cost of investments in non-affiliates	$775,527
Cost of foreign currency	9

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$11,264,727
Deposits at broker for futures contracts	2,997
Prepaid expenses	31
Receivables:
Investment securities sold	4,868
Fund shares sold	2,915
Interest and dividends from non-affiliates	9,367
Tax reclaims	82
Variation margin on futures contracts	543

Total Assets	11,285,530

LIABILITIES:
Payables:
Due to custodian — cash	2,661
Investment securities purchased	5,829
Fund shares redeemed	7,394
Accrued liabilities:
Investment advisory fees	738
Administration fees	140
Custodian and accounting fees	85
Trustees’ fees	48
Registration and filing fees	118
Other	365

Total Liabilities	17,378

Net Assets	$11,268,152

NET ASSETS:
Paid-in capital	$9,974,695
Total distributable earnings (loss)	1,293,457

Total Net Assets	$11,268,152

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	994,835
Net Asset Value, offering and redemption price per share (a):	$11.33
Cost of investments in non-affiliates	$9,935,396

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	79

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$5,442,503
Foreign currency, at value	1,519
Deposits at broker for futures contracts	15,053
Prepaid expenses	2
Receivables:
Investment securities sold	4,590
Fund shares sold	28,620
Interest and dividends from non-affiliates	9,778
Tax reclaims	13,394
Variation margin on futures contracts	939

Total Assets	5,516,398

LIABILITIES:
Payables:
Due to custodian — cash	520
Investment securities purchased	8,140
Fund shares redeemed	2,993
Accrued liabilities:
Investment advisory fees	455
Administration fees	136
Custodian and accounting fees	332
Trustees’ fees	86
Registration and filing fees	142
Other	226

Total Liabilities	13,030

Net Assets	$5,503,368

NET ASSETS:
Paid-in capital	$6,335,023
Total distributable earnings (loss)	(831,655)

Total Net Assets	$5,503,368

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	671,362
Net Asset Value, offering and redemption price per share (a):	$8.20
Cost of investments in non-affiliates	$5,231,835
Cost of foreign currency	1,519

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$60,038
Foreign currency, at value	26
Deposits at broker for futures contracts	369
Deposits at broker for centrally cleared swaps	27
Deposits at broker for OTC contracts	60
Prepaid expenses	4
Receivables:
Investment securities sold	481
Investment securities sold — delayed delivery securities	8,504
Interest and dividends from non-affiliates	227
Variation margin on futures contracts	1
Variation margin on centrally cleared swaps	1
Unrealized appreciation on forward foreign currency exchange contracts	98
Due from adviser	62

Total Assets	69,898

LIABILITIES:
Payables:
Due to custodian — cash	9
Investment securities purchased	1,887
Investment securities purchased — delayed delivery securities	17,021
Unrealized depreciation on forward foreign currency exchange contracts	334
Accrued liabilities:
Investment advisory fees	4
Administration fees	13
Custodian and accounting fees	3
Trustees’ fees	3
Registration and filing fees	14
Offering costs	18
Other	26

Total Liabilities	19,332

Net Assets	$50,566

NET ASSETS:
Paid-in capital	$50,039
Total distributable earnings (loss)	527

Total Net Assets	$50,566

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	5,004
Net Asset Value, offering and redemption price per share (a):	$10.11
Cost of investments in non-affiliates	$59,282
Cost of foreign currency	26

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$34,419
Prepaid expenses	3
Receivables:
Interest and dividends from non-affiliates	335
Due from adviser	73

Total Assets	34,830

LIABILITIES:
Payables:
Due to custodian — cash	8
Accrued liabilities:
Investment advisory fees	4
Administration fees	13
Custodian and accounting fees	6
Trustees’ fees	3
Registration and filing fees	13
Offering costs	18
Other	27

Total Liabilities	92

Net Assets	$34,738

NET ASSETS:
Paid-in capital	$34,049
Total distributable earnings (loss)	689

Total Net Assets	$34,738

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	3,405
Net Asset Value, offering and redemption price per share (a):	$10.20
Cost of investments in non-affiliates	$33,754

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,429

Total investment income	9,429

EXPENSES:
Investment advisory fees	1,260
Administration fees	68
Custodian and accounting fees	84
Professional fees	46
Trustees’ fees	35
Printing and mailing costs	22
Registration and filing fees	40
Transfer agency fees	21
Interest expense	3
Other	7

Total expenses	1,586

Less advisory fees waived	(758)

Net expenses	828

Net investment income (loss)	8,601

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(223)
Futures contracts	317
Foreign currency transactions	38
Forward foreign currency exchange contracts	2,223
Swaps	(1,248)

Net realized gain (loss)	1,107

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(2,977)
Futures contracts	416
Foreign currency translations	(12)
Forward foreign currency exchange contracts	691
Swaps	558

Change in net unrealized appreciation (depreciation)	(1,324)

Net realized/unrealized gains (losses)	(217)

Change in net assets resulting from operations	$8,384

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	83

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$8,916

Total investment income	8,916

EXPENSES:
Investment advisory fees	1,436
Administration fees	74
Custodian and accounting fees	67
Professional fees	44
Trustees’ fees	39
Printing and mailing costs	26
Registration and filing fees	35
Transfer agency fees	23
Interest expense	3
Other	7

Total expenses	1,754

Less advisory fees waived	(928)

Net expenses	826

Net investment income (loss)	8,090

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	708
Futures contracts	248
Securities sold short	1
Foreign currency transactions	46
Forward foreign currency exchange contracts	2,219
Swaps	(958)

Net realized gain (loss)	2,264

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(2,340)
Futures contracts	369
Foreign currency translations	(17)
Forward foreign currency exchange contracts	322
Swaps	433

Change in net unrealized appreciation (depreciation)	(1,233)

Net realized/unrealized gains (losses)	1,031

Change in net assets resulting from operations	$9,121

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$57
Dividend income from non-affiliates	109,257
Foreign taxes withheld	(29)

Total investment income	109,285

EXPENSES:
Investment advisory fees	13,536
Administration fees	206
Custodian and accounting fees	132
Professional fees	122
Trustees’ fees	292
Printing and mailing costs	297
Registration and filing fees	125
Transfer agency fees	21
Interest expense	34
Other	36

Total expenses	14,801

Less advisory fees waived	(11,370)

Net expenses	3,431

Net investment income (loss)	105,854

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	48,526
Futures contracts	1,000

Net realized gain (loss)	49,526

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(15,585)
Futures contracts	126

Change in net unrealized appreciation (depreciation)	(15,459)

Net realized/unrealized gains (losses)	34,067

Change in net assets resulting from operations	$139,921

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	85

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$113,623
Foreign taxes withheld	(13,451)

Total investment income	100,172

EXPENSES:
Investment advisory fees	6,925
Administration fees	218
Custodian and accounting fees	528
Professional fees	116
Trustees’ fees	215
Printing and mailing costs	160
Registration and filing fees	165
Transfer agency fees	23
Interest expense	192
Other	24

Total expenses	8,566

Less advisory fees waived	(5,581)

Net expenses	2,985

Net investment income (loss)	97,187

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(1,127,817)
Futures contracts	(19,001)
Foreign currency transactions	(264)
Forward foreign currency exchange contracts	721

Net realized gain (loss)	(1,146,361)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(4,638)
Futures contracts	695
Foreign currency translations	(713)

Change in net unrealized appreciation (depreciation)	(4,656)

Net realized/unrealized gains (losses)	(1,151,017)

Change in net assets resulting from operations	$(1,053,830)

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Global Bond Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$61

Total investment income	61

EXPENSES:
Investment advisory fees	14
Administration fees	13
Custodian and accounting fees	3
Audit Fees	11
Legal Fees	1
Trustees’ fees	3
Printing and mailing costs	9
Registration and filing fees	15
Transfer agency fees	6
Offering costs	18
Other	2

Total expenses	95

Less advisory fees waived	(10)
Less expense reimbursements	(62)

Net expenses	23

Net investment income (loss)	38

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	141
Futures contracts	2
Securities sold short	— (b)
Foreign currency transactions	33
Forward foreign currency exchange contracts	(154)

Net realized gain (loss)	22

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	756
Futures contracts	(7)
Foreign currency translations	(4)
Forward foreign currency exchange contracts	(236)
Swaps	(3)

Change in net unrealized appreciation (depreciation)	506

Net realized/unrealized gains (losses)	528

Change in net assets resulting from operations	$566

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	87

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Tax Aware Bond Fund*
INVESTMENT INCOME:
Interest income from non-affiliates	$65

Total investment income	65

EXPENSES:
Investment advisory fees	10
Administration fees	13
Custodian and accounting fees	6
Audit Fees	13
Legal Fees	1
Trustees’ fees	3
Printing and mailing costs	9
Registration and filing fees	14
Transfer agency fees	6
Offering costs	18
Interest expense	— (b)
Other	2

Total expenses	95

Less advisory fees waived	(6)
Less expense reimbursements	(73)

Net expenses	16

Net investment income (loss)	49

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	24

Net realized gain (loss)	24

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	665

Change in net unrealized appreciation (depreciation)	665

Net realized/unrealized gains (losses)	689

Change in net assets resulting from operations	$738

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,601	$28,800
Net realized gain (loss)	1,107	(2,740)
Change in net unrealized appreciation (depreciation)	(1,324)	5,429

Change in net assets resulting from operations	8,384	31,489

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(8,739)	(30,523)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(527,418)	116,351

NET ASSETS:
Change in net assets	(527,773)	117,317
Beginning of period	1,200,167	1,082,850

End of period	$672,394	$1,200,167

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$76,098	$243,459
Distributions reinvested	8,739	30,523
Cost of shares redeemed	(612,255)	(157,631)

Total change in net assets resulting from capital transactions	$(527,418)	$116,351

SHARE TRANSACTIONS:
Issued	7,627	24,327
Reinvested	878	3,054
Redeemed	(61,591)	(15,754)

Change in Shares	(53,086)	11,627

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles Tax Aware Ultra Short Duration Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,090	$22,990
Net realized gain (loss)	2,264	(3,647)
Change in net unrealized appreciation (depreciation)	(1,233)	5,059

Change in net assets resulting from operations	9,121	24,402

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(8,199)	(24,544)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(575,619)	257,878

NET ASSETS:
Change in net assets	(574,697)	257,736
Beginning of period	1,355,740	1,098,004

End of period	$781,043	$1,355,740

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$98,680	$421,656
Distributions reinvested	8,199	24,544
Cost of shares redeemed	(682,498)	(188,322)

Total change in net assets resulting from capital transactions	$(575,619)	$257,878

SHARE TRANSACTIONS:
Issued	9,883	42,173
Reinvested	823	2,457
Redeemed	(68,594)	(18,837)

Change in Shares	(57,888)	25,793

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	JUNE 30, 2020

	Six Circles U.S. Unconstrained Equity Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$105,854	$186,512
Net realized gain (loss)	49,526	(154,822)
Change in net unrealized appreciation (depreciation)	(15,459)	1,729,569

Change in net assets resulting from operations	139,921	1,761,259

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(186,283)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(108,837)	4,682,634

NET ASSETS:
Change in net assets	31,084	6,257,610
Beginning of period	11,237,068	4,979,458

End of period	$11,268,152	$11,237,068

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,122,386	$5,681,168
Distributions reinvested	—	186,283
Cost of shares redeemed	(1,231,223)	(1,184,817)

Total change in net assets resulting from capital transactions	$(108,837)	$4,682,634

SHARE TRANSACTIONS:
Issued	103,022	556,788
Reinvested	—	16,858
Redeemed	(118,450)	(113,693)

Change in Shares	(15,428)	459,953

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$97,187	$148,168
Net realized gain (loss)	(1,146,361)	52,680
Change in net unrealized appreciation (depreciation)	(4,656)	388,835

Change in net assets resulting from operations	(1,053,830)	589,683

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(151,214)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,201,613	2,412,608

NET ASSETS:
Change in net assets	147,783	2,851,077
Beginning of period	5,355,585	2,504,508

End of period	$5,503,368	$5,355,585

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,292,917	$2,835,400
Distributions reinvested	—	151,214
Cost of shares redeemed	(1,091,304)	(574,006)

Total change in net assets resulting from capital transactions	$1,201,613	$2,412,608

SHARE TRANSACTIONS:
Issued	250,389	302,401
Reinvested	—	15,967
Redeemed	(137,623)	(61,666)

Change in Shares	112,766	256,702

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Global Bond Fund*
Period Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38
Net realized gain (loss)	22
Change in net unrealized appreciation (depreciation)	506

Change in net assets resulting from operations	566

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(39)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,039

NET ASSETS:
Change in net assets	50,566
Beginning of period	—

End of period	$50,566

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$50,000
Distributions reinvested	39
Cost of shares redeemed	—

Total change in net assets resulting from capital transactions	$50,039

SHARE TRANSACTIONS:
Issued	5,000
Reinvested	4
Redeemed	—

Change in Shares	5,004

*	Six Circles Global Bond Fund was launched on May 19, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Tax Aware Bond Fund*
Period Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$49
Net realized gain (loss)	24
Change in net unrealized appreciation (depreciation)	665

Change in net assets resulting from operations	738

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(49)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	34,049

NET ASSETS:
Change in net assets	34,738
Beginning of period	—

End of period	$34,738

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$34,000
Distributions reinvested	49
Cost of shares redeemed	—

Total change in net assets resulting from capital transactions	$34,049

SHARE TRANSACTIONS:
Issued	3,400
Reinvested	5
Redeemed	—

Change in Shares	3,405

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	JUNE 30, 2020

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2020	SIX CIRCLES TRUST	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2020 (Unaudited)	$9.99	$0.08	$0.04	(e)	$0.12	$(0.09)	$—	$(0.09)
Year Ended December 31, 2019	9.98	0.26	0.02		0.28	(0.27)	—	(0.27)
Period Ended December 31, 2018*	10.00	0.11	(0.04)		0.07	(0.09)	—	(0.09)

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.02	1.22%	$672,394	0.16	%(f)	0.16%	1.71%	0.31%	75.56%
9.99	2.84	1,200,167	0.25		0.20	2.56	0.41	61.40
9.98	0.74	1,082,850	0.23	(f)	0.23	2.46	0.63	24.56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Six Months Ended June 30, 2020 (Unaudited)	$9.98	$0.07	$0.04	$0.11	$(0.07)	$—	$(0.07)
Year Ended December 31, 2019	9.98	0.19	0.01	0.20	(0.20)	—	(0.20)
Period Ended December 31, 2018*	10.00	0.08	(0.03)	0.05	(0.07)	—	(0.07)

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.02	1.13%	$781,043	0.14	%(e)	0.14%	1.41%	0.31%	59.15%
9.98	1.98	1,355,740	0.21		0.17	1.85	0.37	49.82
9.98	0.48	1,098,004	0.22	(e)	0.22	1.90	0.64	33.02

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2020 (Unaudited)	$11.12	$0.10	$0.11	$0.21	$—	$—		$—
Year Ended December 31, 2019	9.05	0.21	2.05	2.26	(0.19)	—	(f)	(0.19)
Period Ended December 31, 2018*	10.00	0.10	(1.01)	(0.91)	(0.04)	—	(f)	(0.04)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$11.33	1.89%	$11,268,152	0.06%	1.96%	0.27%	44.09%
11.12	24.94	11,237,068	0.08	2.05	0.29	58.71
9.05	(9.13)	4,979,458	0.14	2.27	0.42	15.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2020 (Unaudited)	$9.59	$0.14	$(1.53)	$(1.39)	$—	$—	$—
Year Ended December 31, 2019	8.30	0.31	1.26	1.57	(0.28)	—	(0.28)
Period Ended December 31, 2018*	10.00	0.07	(1.75)	(1.68)	(0.02)	—	(0.02)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.007% for the six months ended June 30, 2020.
(g)	Includes interest expense, which was 0.006% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.20	(14.49)%	$5,503,368	0.11	%(f)	3.51%	0.31%	78.86%
9.59	18.90	5,355,585	0.13		3.35	0.33	135.39
8.30	(16.83)	2,504,508	0.21	(g)	1.84	0.55	76.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Global Bond Fund*
Six Months Ended June 30, 2020 (Unaudited)	$10.00	$0.01	$0.11	$0.12	$(0.01)	$—	$(0.01)

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.11	1.18%	$50,566	0.40%	0.66%	1.66%	49.32%

JUNE 30, 2020	SIX CIRCLES TRUST	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Bond Fund*
Six Months Ended June 30, 2020 (Unaudited)	$10.00	$0.01	$0.20	$0.21	$(0.01)	$—	$(0.01)

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.20	2.14%	$34,738	0.40%	1.24%	2.40%	7.69%

JUNE 30, 2020	SIX CIRCLES TRUST	107

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended September 21, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Non-Diversified
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Non-Diversified
Six Circles Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Non-Diversified

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

The Six Circles Credit Opportunities Fund was established as new series of the Trust on May 1, 2020 but was not yet in operation as of June 30, 2020. The objective of the Credit Opportunities Fund is to provide total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

108	SIX CIRCLES TRUST	JUNE 30, 2020

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$100,902	$—	$100,902
Certificate of Deposit
Financial	—	1,500	—	1,500
Collateralized Mortgage Obligations	—	24,617	—	24,617
Commercial Mortgage-Backed Securities	—	28,462	—	28,462
Corporate Bonds
Basic Materials	—	4,234	—	4,234
Communications	—	13,118	—	13,118
Consumer Cyclical	—	41,290	—	41,290
Consumer Non-cyclical	—	91,309	—	91,309
Diversified	—	1,702	—	1,702
Energy	—	11,853	—	11,853
Financial	—	161,021	—	161,021
Industrial	—	15,067	—	15,067
Technology	—	13,295	—	13,295
Utilities	—	3,944	—	3,944

Total Corporate Bonds	—	356,833	—	356,833

JUNE 30, 2020	SIX CIRCLES TRUST	109

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$3,657	$—	$3,657
U.S. Government Agency Securities	—	36,908	—	36,908
U.S. Treasury Obligations	—	42,639	—	42,639
Short-Term Investments
Certificates of Deposit	—	9,515	—	9,515
Commercial Papers	—	13,444	—	13,444
Foreign Government Securities	—	32,368	—	32,368
Time Deposits	—	2,373	—	2,373
U.S. Treasury Obligations	—	16,993	—	16,993

Total Short-Term Investments	—	74,693	—	74,693

Total Investments in Securities	$—	$670,211	$—	$670,211

Appreciation in Other Financial Instruments
Futures contracts	$148	$—	$—	$148
Forward Foreign Currency Exchange contracts	—	293	—	293

Total Appreciation in Other Financial Instruments	$148	$293	$—	$441

Depreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$(2)	$—	$(2)
Futures contracts	(68)	—	—	(68)
Forward Foreign Currency Exchange contracts	—	(214)	—	(214)

Total Depreciation in Other Financial Instruments	$(68)	$(216)	$—	$(284)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$26,384	$—	$26,384
Certificate of Deposit
Financial	—	1,800	—	1,800
Collateralized Mortgage Obligations	—	27,531	—	27,531
Commercial Mortgage-Backed Securities	—	10,317	—	10,317
Corporate Bonds
Basic Materials	—	203	—	203
Consumer Cyclical	—	16,742	—	16,742
Consumer Non-cyclical	—	26,900	—	26,900
Diversified	—	1,703	—	1,703
Energy	—	1,584	—	1,584
Financial	—	57,000	—	57,000
Industrial	—	5,995	—	5,995
Technology	—	7,420	—	7,420
Utilities	—	1,971	—	1,971

Total Corporate Bonds	—	119,518	—	119,518

Foreign Government Securities	—	4,605	—	4,605
Municipal Bonds	—	528,542	—	528,542
U.S. Government Agency Securities	—	12,803	—	12,803
U.S. Treasury Obligations	—	24,473	—	24,473
Short-Term Investments
Commercial Papers	—	4,298	—	4,298
Municipal Bonds	—	15,658	—	15,658
Time Deposits	—	2,370	—	2,370

Total Short-Term Investments	—	22,326	—	22,326

Total Investments in Securities	$—	$778,299	$—	$778,299

110	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$171	$—	$—	$171
Forward Foreign Currency contracts	—	31	—	31

Total Appreciation in Other Financial Instruments	$171	$31	$—	$202

Depreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$(2)	$—	$(2)
Futures contracts	(75)	—	—	(75)
Forward Foreign Currency Exchange contracts	—	(232)	—	(232)

Total Depreciation in Other Financial Instruments	$(75)	$(234)	$—	$(309)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Basic Materials	$86,759	$—	$—	$86,759
Communications	2,448,032	—	—	2,448,032
Consumer Cyclical	481,669	—	—	481,669
Consumer Non-cyclical	2,741,290	—	—	2,741,290
Energy	112,957	—	—	112,957
Financial	1,521,847	—	—	1,521,847
Industrial	1,950,491	—	—	1,950,491
Technology	1,759,892	—	—	1,759,892
Utilities	126,080	—	—	126,080

Total Common Stocks	11,229,017	—	—	11,229,017

Right
Communications	12	—	—	12
Short-Term Investments
Time Deposits	—	35,698	—	35,698

Total Investments in Securities	$11,229,029	$35,698	$—	$11,264,727

Appreciation in Other Financial Instruments
Futures contracts	$436	$—	$—	$436

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$7,592	$—	$7,592
Austria	—	11,243	—	11,243
Belgium	—	59,783	—	59,783
Chile	—	786	—	786
China	—	4,062	—	4,062
Denmark	32,449	190,555	—	223,004
Finland	—	96,466	—	96,466
France	—	817,242	—	817,242
Germany	6,248	617,809	—	624,057
Ireland	5,458	54,092	—	59,550
Isle of Man	—	928	—	928
Italy	300	186,413	—	186,713
Jordan	—	5,202	—	5,202
Luxembourg	—	4,967	—	4,967

JUNE 30, 2020	SIX CIRCLES TRUST	111

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Netherlands	$68,603	$185,579	$—		$254,182
Norway	—	20,164	—		20,164
Philippines	—	—	4		4
Portugal	—	20,144	—		20,144
Russia	—	348	—		348
South Korea	—	382,175	—		382,175
Spain	—	222,555	—		222,555
Sweden	—	282,311	—		282,311
Switzerland	—	959,083	—		959,083
Taiwan	—	282,775	—		282,775
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	5,584	753,801	—		759,385

Total Common Stocks	118,642	5,166,075	4		5,284,721

Preferred Stocks
Germany	—	12,376	—		12,376
South Korea	—	57,350	—		57,350
United Kingdom	—	—	16		16

Total Preferred Stocks	—	69,726	16		69,742

Rights
Spain	1,077	—	—		1,077
Short-Term Investments
Time Deposits	—	86,963	—		86,963

Total Investments in Securities	$119,719	$5,322,764	$20		$5,442,503

Appreciation in Other Financial Instruments
Futures contracts	$557	$—	$—		$557

Depreciation in Other Financial Instruments
Futures contracts	$(181)	$—	$—		$(181)

(a)	Amount rounds to less than 500.

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations	$—	$828	$—	$828
Corporate Bonds
Basic Materials	—	206	—	206
Communications	—	1,495	—	1,495
Consumer Cyclical	—	690	—	690
Consumer Non-cyclical	—	2,791	—	2,791
Energy	—	1,075	—	1,075
Financial	—	4,372	—	4,372
Government	—	126	—	126
Industrial	—	1,313	—	1,313
Technology	—	902	—	902
Utilities	—	1,552	—	1,552

Total Corporate Bonds	—	14,522	—	14,522

Foreign Government Securities	—	16,022	—	16,022
Mortgage-Backed Securities	—	12,380	—	12,380
Municipal Bonds	—	245	—	245

112	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Global Bond Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Government Agency Securities	$—	$1,971	$—	$1,971
U.S. Treasury Obligations	—	6,834	—	6,834
Short-Term Investments
Time Deposits	—	4,737	—	4,737
U.S. Government Agency Security	—	2,499	—	2,499

Total Short-Term Investments	—	7,236	—	7,236

Total Investments in Securities	$—	$60,038	$—	$60,038

Appreciation in Other Financial Instruments
Futures contracts	$7	$—	$—	$7
Forward Foreign Currency Exchange contracts	—	98	—	98

Total Appreciation in Other Financial Instruments	$7	$98	$—	$105

Depreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$(3)	$—	$(3)
Futures contracts	(14)	—	—	(14)
Forward Foreign Currency Exchange contracts	—	(334)	—	(334)

Total Depreciation in Other Financial Instruments	$(14)	$(337)	$—	$(351)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$32,580	$—	$32,580
Short-Term Investments
Municipal Bond	—	104	—	104
Time Deposits	—	1,735	—	1,735

Total Short-Term Investments	—	1,839	—	1,839

Total Investments in Securities	$—	$34,419	$—	$34,419

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2020, the Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund had investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act, as recorded on the Schedules of Investments.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

JUNE 30, 2020	SIX CIRCLES TRUST	113

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund and Global Bond Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The U.S. Unconstrained Equity Fund and International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

114	SIX CIRCLES TRUST	JUNE 30, 2020

(3) Swaps — The Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund and Global Bond Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

The Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund and Global Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(4) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2020, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$148	$—	$—	$148
Foreign exchange contracts	Receivables	—	293	—	293

Total		$148	$293	$—	$441

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(68)	$—	$(2)	$(70)
Foreign exchange contracts	Payables	—	(214)	—	(214)

Total		$(68)	$(214)	$(2)	$(284)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2020	SIX CIRCLES TRUST	115

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$171	$—	$—	$171
Foreign exchange contracts	Receivables	—	31	—	31

Total		$171	$31	$—	$202

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(75)	$—	$(2)	$(77)
Foreign exchange contracts	Payables	—	(232)	—	(232)

Total		$(75)	$(232)	$(2)	$(309)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$436

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$557

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(181)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

116	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$7	$—	$—	$7
Foreign exchange contracts	Receivables	—	98	—	98

Total		$7	$98	$—	$105

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(14)	$—	$(30)	$(44)
Foreign exchange contracts	Payables	—	(334)	—	(334)

Total		$(14)	$(334)	$(30)	$(378)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2020 (amounts in thousands):

Six Circles Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$1		$(1)	$—	$—
Barclays Bank plc	18		(18)	—	—
BNP Paribas SA	25		—	—	25
Citibank, NA	—	(b)	—	—	—	(b)
Goldman Sachs International	249		—	—	249

Total	$293		$(19)	$—	$274

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$166	$(1)	(147)	$18
Barclays Bank plc	48	(18)	$—	30

Total	$214	$(19)	$(147)	$48

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than 500.

JUNE 30, 2020	SIX CIRCLES TRUST	117

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$31	$(31)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$181	$—	$(152)	$29
Barclays Bank plc	50	(31)	—	19
Morgan Stanley & Co.	1	—	—	1

Total	$232	$(31)	$(152)	$49

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Global Bond Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$5		$(5)		$—	$—
Barclays Bank plc	7		(7)		—	—
BNP Paribas SA	—	(b)	(—	)(b)	—	—
Brown Brothers Harriman & Co.	1		(1)		—	—
Citibank, NA	36		(36)		—	—
Deutsche Bank AG	—	(b)	(—	)(b)	—	—
Goldman Sachs International	8		(5)		—	3
HSBC	2		(2)		—	—
HSBC Bank USA, NA	13		(—	)(b)	—	13
Morgan Stanley & Co.	23		(23)		—	—
Royal Bank of Canada	—	(b)	—		—	—	(b)
Royal Bank of Scotland	—	(b)	(—	)(b)	—	—	(b)
Standard Chartered Bank Thailand	1		—		—	1
UBS AG LONDON	2		(2)		—	—
Westpac Banking Corporation	—	(b)	(—	)(b)	—	—

Total	$98		$(81)		$—	$17

118	SIX CIRCLES TRUST	JUNE 30, 2020

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$47		$(5)		$—	$42
Barclays Bank plc	14		(7)		—	7
Barclays Capital Securities	35		—		—	35
BNP Paribas SA	1		(—	)(b)	—	1
Brown Brothers Harriman & Co.	1		(1)		—	—
Citibank	6		—		—	6
Citibank, NA	162		(36)		(60)	66
Deutsche Bank AG	—	(b)	(—	)(b)	—	—	(b)
Goldman Sachs International	5		(5)		—	—
HSBC	2		(2)		—	—
HSBC Bank plc	2		—		—	2
HSBC Bank USA, NA	—	(b)	(—	)(b)	—	—
Morgan Stanley & Co.	54		(23)		—	31
Royal Bank of Scotland	—	(b)	(—	)(b)	—	—
State Street Bank & Trust Co.	1		—		—	1
UBS AG LONDON	4		(2)		—	2
Westpac Banking Corporation	—	(b)	(—	)(b)	—	—	(b)

Total	$334		$(81)		$(60)	$193

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than 500.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2020, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$317	$—	$(1,248)	$(931)
Foreign exchange contracts	—	2,223	—	2,223

Total	$317	$2,223	$(1,248)	$1,292

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$416	$—	$558	$974
Foreign exchange contracts	—	691	—	691

Total	$416	$691	$558	$1,665

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$248	$—	$(958)	$(710)
Foreign exchange contracts	—	2,219	—	2,219

Total	$248	$2,219	$(958)	$1,509

JUNE 30, 2020	SIX CIRCLES TRUST	119

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$369	$—	$433	$802
Foreign exchange contracts	—	322	—	322

Total	$369	$322	$433	$1,124

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,000

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$126

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(19,001)	$—	$(19,001)
Foreign exchange contracts	—	721	721

Total	$(19,001)	$721	$(18,280)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$695	$—	$695

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$2	$—	$—	$2
Foreign exchange contracts	—	(154)	—	(154)

Total	$2	$(154)	$—	$(152)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(7)	$—	$(3)	$(10)
Foreign exchange contracts	—	(236)	—	(236)

Total	$(7)	$(236)	$(3)	$(246)

120	SIX CIRCLES TRUST	JUNE 30, 2020

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended June 30, 2020 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund	Six Circles Global Bond Fund
Futures Contracts:
Average Notional Amount Long	$175,914		$198,215		$30,314	$94,908	$3,370	(b)
Average Notional Amount Short	106,493		122,010		—	—	3,523	(b)
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	3,825	(a)	4,229	(a)	—	—	11,608	(b)
Average Principal Amount Sold	28,040		22,574		—	—	28,406	(b)
Swap contracts:
Average Notional Amount	38,318		38,144		—	—	725	(b)

(a)	Positions were held for 5 months during the period.
(b)	Positions were held for 2 months during the period.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

G. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of

JUNE 30, 2020	SIX CIRCLES TRUST	121

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

the dividend. Tax Aware Ultra Short Duration Fund and Ultra Short Duration Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

H. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

The Funds’ repurchase agreements are not subject to master netting arrangements.

I. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2020, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

J. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

K. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short- term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

L. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds

122	SIX CIRCLES TRUST	JUNE 30, 2020

for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in the Fund’s Schedule of Investments.

Six Circles Ultra Short Duration Fund had an average amount of borrowings outstanding during the period ended June 30, 2020 of $381,152 at a weighted average interest rate of 1.463%. Six Circles Tax Aware Short Duration Fund had an average amount of borrowings outstanding during the period ended June 30, 2020 of $333,617 at a weighted average interest rate of 1.283%.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), BNY Mellon Asset Management North America Corporation, (now known as Mellon Investments Corporation) (“Mellon”), Capital International, Inc. (“Capital”), Goldman Sachs Asset Management, L.P. (“Goldman”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), and Wells Capital Management Incorporated (“WellsCap”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

As of June 30, 2020, the allocation of assets to each Sub-Adviser for the Funds was as follows:

Sub—Adviser	Six Circles Ultra Short Duration Fund %	Six Circles Tax Aware Ultra Short Duration Fund %	Six Circles U.S. Unconstrained Equity Fund %	Six Circles International Unconstrained Equity Fund %	Six Circles Global Bond Fund %	Six Circles Tax Aware Bond Fund %
BlackRock	70	—	100	100	50	—
Capital	—	—	—	—	—	44
Goldman Sachs*	—	—	—	—	—	—
Mellon	—	70	—	—	—	—
Nuveen	—	—	—	—	—	28
PGIM	—	—	—	—	40	—
PIMCO	30	30	—	—	10	—
WellsCap	—	—	—	—	—	28

*

During the reporting period, due to current market conditions, the Adviser has reduced Goldman’s allocated portion and strategy of the Ultra Short Duration Fund and Tax Aware Ultra Short Duration Fund to zero.

On October 5, 2018, the Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Adviser engaged Russell for transition management services to move assets between Sub-Advisers in the Global Bond Fund.

Effective April 10, 2019 the Adviser agreed to increase annual sub-advisory fees for the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund by 0.01%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

JUNE 30, 2020	SIX CIRCLES TRUST	123

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, have been amortized over a period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least the date noted in the table below, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least the date noted in the table below, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap	Advisory Fee Waiver/Expense Cap Expiration Date
Six Circles Ultra Short Duration Fund	0.40%	April 30, 2021
Six Circles Tax Aware Ultra Short Duration Fund	0.40%	April 30, 2021
Six Circles U.S. Unconstrained Equity Fund	0.45%	April 30, 2021
Six Circles International Unconstrained Equity Fund	0.50%	April 30, 2021
Six Circles Global Bond Fund	0.40%	May 31, 2021
Six Circles Tax Aware Bond Fund	0.40%	May 31, 2021

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through the dates noted above, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2020, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2020 are as follows (amounts in thousands):

Fund	Fees reimbursed for the period ended June 30, 2020	Total potential recoupment amount June 30, 2020	Potential recoupment amount expiring June 30, 2023
Six Circles Global Bond Fund	(62)	(62)	(62)
Six Circles Tax Aware Bond Fund	(73)	(73)	(73)

H. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2020, the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Six Circles U.S. Unconstrained Equity Fund	$81	$1,017
Six Circles International Unconstrained Equity Fund	8	85

124	SIX CIRCLES TRUST	JUNE 30, 2020

4. Investment Transactions

During the period ended June 30, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$206,961	$296,577	$288,599	$348,869
Six Circles Tax Aware Ultra Short Duration Fund	326,608	683,441	285,346	366,847
Six Circles U.S. Unconstrained Equity Fund	4,805,005	4,785,594	—	—
Six Circles International Unconstrained Equity Fund	5,555,420	4,310,443	—	—
Six Circles Global Bond Fund	10,054	6,389	16,399	19,465
Six Circles Tax Aware Bond Fund	2,528	3,779	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Six Circles International Unconstrained Equity Fund and Six Circles Global Bond Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Germany	Switzerland	United Kingdom
14.9%	11.6%	17.4%	13.8%

The Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows: Japan 10.1%.

As of June 30, 2020, a significant portion of the Six Circles International Unconstrained Equity Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Global Bond Fund are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Tax Aware Bond Fund may be subject to leveraging risk, which is the risk that certain transactions of the Fund, such as loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged.

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Tax Aware Bond Fund may invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic on public health and business and market conditions may continue to have a significant negative impact on the

JUNE 30, 2020	SIX CIRCLES TRUST	125

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

126	SIX CIRCLES TRUST	JUNE 30, 2020

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held June 30, 2020 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$668,769	$4,118	$(2,519)	$1,599
Six Circles Tax Aware Ultra Short Duration Fund	775,527	4,620	(1,955)	2,665
Six Circles U.S. Unconstrained Equity Fund	9,935,396	1,655,586	(325,819)	1,329,767
Six Circles International Unconstrained Equity Fund	5,231,835	482,616	(271,572)	211,044
Six Circles Global Bond Fund	59,255	944	(434)	510
Six Circles Tax Aware Bond Fund	33,754	671	(6)	665

As of December 31, 2019, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$3,297	$1,856
Six Circles Tax Aware Ultra Short Duration Fund	3,664	2,009
Six Circles U.S. Unconstrained Equity Fund	110,981	6,322

During the year ended December 31, 2019, the following Fund utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles International Unconstrained Equity Fund	$(10,548)	$(3,408)

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2019, the Funds deferred to January 1, 2020 the following specified ordinary losses of (amounts in thousands):

Specified Ordinary Loss
Six Circles Ultra Short Duration Fund	$807
Six Circles Tax Aware Ultra Short Duration Fund	745

7. Ownership Concentration

As of June 30, 2020, the Adviser owns 100% of the net assets of the Global Bond Fund and Tax Aware Bond Fund. As of June 30, 2020, the Ultra Short Duration Fund, Tax Aware Ultra Short Duration Fund, U.S. Unconstrained Fund and International Unconstrained Fund had one affiliated omnibus account for the benefit of its clients which owned 100% of its outstanding shares.

8. New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

JUNE 30, 2020	SIX CIRCLES TRUST	127

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund at the beginning of the reporting period, January 1, 2020 and for Six Circles Global Bond Fund and Six Circles Tax Aware Bond Fund the beginning of reporting period is May 19, 2020, and continued to hold your shares at the end of the reporting period, June 30, 2020.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period	Annualized Expense Ratio
Six Circles Ultra Short Duration Fund
Actual*	$1,000.00	$1,012.23	$0.80	0.16%
Hypothetical*	1,000.00	1,024.13	0.81	0.16
Six Circles Tax Aware Ultra Short Duration Fund
Actual*	1,000.00	1,011.29	0.70	0.14
Hypothetical*	1,000.00	1,024.23	0.71	0.14
Six Circles U.S. Unconstrained Equity Fund
Actual*	1,000.00	1,018.88	0.30	0.06
Hypothetical*	1,000.00	1,024.63	0.30	0.06
Six Circles International Unconstrained Equity Fund
Actual*	1,000.00	855.06	0.51	0.11
Hypothetical*	1,000.00	1,024.38	0.56	0.11
Six Circles Global Bond Fund
Actual**	1,000.00	1,011.78	0.46	0.40
Hypothetical*	1,000.00	1,022.94	2.02	0.40
Six Circles Tax Aware Bond Fund
Actual**	1,000.00	1,021.45	0.47	0.40
Hypothetical*	1,000.00	1,022.94	2.02	0.40

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**

Expenses are equal to the Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 42/366 (to reflect the actual period). Commencement of operations was May 19, 2020.

128	SIX CIRCLES TRUST	JUNE 30, 2020

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Consideration and Approval of the Continuation of Advisory and Sub-Advisory Agreements — Initial Funds

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”) met on May 19-20, 2020 (the “Meeting”) to consider the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) for the Six Circles U.S. Unconstrained Equity Fund (“U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (“International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (“Tax Aware Fund”) and the Six Circles Ultra Short Duration Fund (“Ultra Short Fund”) (each an “Initial Fund” and collectively the “Initial Funds”); and the Sub-Advisory Agreements in respect of the Initial Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”), Pacific Investment Management Company (“PIMCO”), BNY Mellon Asset Management, now known as Mellon Investments Corporation (“Mellon”); Goldman Sachs Asset Management (“GSAM”) and Russell Investments Implementation Services, as stand-by Interim Sub-Adviser (“RIIS”) (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). The meeting was held via Zoom video conference (due to circumstances related to current or potential effects of COVID-19 making it necessary or appropriate to conduct the Meeting via video conference instead of in person) pursuant to notice duly given and in reliance on the order of the U.S. Securities and Exchange Commission (“SEC”), dated March 25, 2020 (IC-33824). At the Meeting, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of JPMPI, the Sub-Advisers or their affiliates (the “Independent Trustees”), approved the continuation of the Advisory Agreement and Sub-Advisory Agreements of the Initial Funds, based on the considerations outlined below.

Materials Reviewed. In considering the approval of the continuation Advisory Agreement between the Trust and JPMPI for the Initial Funds; and the Sub-Advisory Agreements in respect of the Initial Funds between JPMPI and BlackRock, PIMCO, Mellon; Goldman and Russell, respectively, the Trustees took into account the wide variety of materials relating to the services provided by JPMPI and the Sub-Advisers provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. It was noted that, to date, RIIS had not been called to act as Interim Sub-Adviser to the Initial Funds. The Trustees reviewed information relating to, among other things, operations, including the compliance programs of JPMPI and the Sub-Advisers, valuation, and other information related to personnel of the JPMPI and the Sub-Advisers who provide investment management services to the Initial Funds. They also reviewed comparative fee information prepared by Broadridge, and a memorandum provided by Independent Trustee Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements.

Representatives of JPMPI also participated in the Meeting, at which the Trustees discussed the arrangements with the Adviser and the Sub-Advisers. Representatives of BlackRock and PIMCO also attended the meeting, and it was noted that representatives of the other Sub-Advisers had attended board meetings in the last year.

Review Process. In connection with the approval of the Advisory Agreement and the Sub-Advisory Agreements, the Trustees reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Trustees also requested and received assistance and advice regarding applicable legal standards from Independent Trustee Counsel. The Trustees additionally considered the written information provided by JPMPI and the Sub-Advisers in response to the Trustees’ requests for information, and other information provided by JPMPI. The Trustees also heard oral presentations throughout the year on matters related to the Advisory Agreement and the Sub-Advisory Agreements by JPMPI and the Sub-Advisers, as well as related arrangements with RIIS. The Independent Trustees held separate telephonic meetings prior to the Meeting, which were attended by Independent Trustees Counsel, to discuss the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement and the related materials and information provided by JPMPI and the Sub-Advisers. Based on their deliberations during the prior meetings, the Independent Trustees formulated a number of questions and requests for follow-up information from management, with respect to which JPMPI had responded in writing or orally during the Meeting. In addition, the Independent Trustees discussed the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement during an executive session held as part of the Meeting with Independent Trustee Counsel at which no representatives of JPMPI, the Sub-Advisers or other representatives from management were present. In deciding to approve the Advisory Agreement and Sub-Advisory Agreements, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and each of the Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services that JPMPI provides under the Advisory Agreement. The Trustees also noted JPMPI’s commitment to investing in information technology, supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified

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personnel and to maintain and enhance its resources and systems. The Trustees considered JPMPI’s review of its policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser; and its processes to keep the Trustees informed about matters relevant to the Initial Funds and their shareholders.

Similarly, the Trustees considered the sub-advisory services provided by each Sub-Adviser to the Initial Funds. The Trustees also considered information about the investment personnel of BlackRock, PIMCO, GSAM, Mellon and RIIS who are responsible for providing services under the Sub-Advisory Agreements. For each of BlackRock, PIMCO, GSAM, Mellon and RIIS, the Trustees reviewed the nature and quality of the investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Trustees noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that that each of JPMPI, BlackRock, PIMCO, GSAM, Mellon and RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by them and had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Investment Performance. As part of their review of the services provided by JPMPI, BlackRock, PIMCO, GSAM and Mellon, the Trustees reviewed the performance of each of the Initial Funds, including the Broadridge report containing comparative performance information of a peer group of similar funds selected by Broadridge. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge do not provide particularly apt comparisons, given the Initial Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Initial Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Six Circles Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purpose. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Six Circles Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies. In this regard, the Trustees received supplemental information regarding (i) Sub-Adviser sleeve performance and (ii) performance of the J.P. Morgan managed account strategies that invest in the Initial Funds.

To evaluate Sub-Adviser sleeve performance, the Trustees reviewed performance information of each of the Sub-Adviser sleeves against their performance benchmark(s), which included customized benchmarks in certain cases. The Trustees also considered that Sub-Adviser performance is reviewed independently by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), and reviewed related materials from IPGC reports.

Regarding Initial Fund performance, in addition to the performance information comparing each of the Initial Funds against their Broadridge peers and their prospectus stated benchmarks, the Board reviewed 2019 composite performance information for J.P. Morgan managed account portfolios utilizing the Initial Funds, along with 2019 portfolio attribution reports pointing out the main contributors to and detractors from the performance of the managed account portfolios, including the role of the Initial Funds as components of the broader portfolios. The Board also considered that Fund performance is reviewed independently by the J.P. Morgan Portfolio Governance Committee (“PGC”), a committee responsible for providing ongoing oversight of its internal investment strategies, including the investment strategies inclusive of the Six Circles Funds and reviewed related materials. The Board considered that PGC to date has been satisfied that the Funds are serving their intended purpose.

Based on these reviews, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided by each of JPMPI under the Advisory Agreement and BlackRock, PIMCO, GSAM, Mellon and RIIS under the respective Sub-Advisory Agreements.

Fees and Total Expenses. In considering the fees and expenses of each Initial Fund, the Trustees took into account a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Initial Funds. The Trustees noted JPMPI’s explanation that the advisory fee rate is consistent across all of the Initial Funds as the fee covers sub-advisory fees and each Fund receives similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had: (1) agreed to contractually reimburse expenses for the Initial Funds to the extent the total expense ratio for each Initial Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees

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JPMPI is contractually required to pay to the Sub-Advisers. The Trustees considered how these agreements affect the expenses borne by shareholders.

The Trustees reviewed the advisory fee and total expenses of each Initial Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Trustees reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds. The Trustees compared each of the Initial Funds’ total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Initial Fund to be reasonable. The Trustees noted that the Broadridge information showed that the advisory fee for each Initial Fund was in the low range of the applicable Broadridge peer group and universe. They further noted that the total expense ratio for each Initial Fund was also within the low range of total expenses within its peer group, when taking into account the fee waiver and expense reimbursement arrangements for each Initial Fund. The Trustees also found that the fees paid by JPMPI to BlackRock, PIMCO, GSAM, Mellon and RIIS’s were reasonable, noting that the Initial Funds do not pay the fees to the Sub-Advisers directly, but that JPMPI compensates them out of the advisory fee it receives from the Initial Funds. The Trustees noted that neither JPMPI nor BlackRock, PIMCO, GSAM, Mellon and RIIS identified any funds or accounts with comparable investment objectives and strategies as the Initial Funds. The Trustees further noted the Adviser’s views regarding the limitations of fee comparisons to separately managed accounts in light of the differences in services provided to the Initial Funds as compared to those provided to separately managed accounts. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock, PIMCO, GSAM, Mellon and RIIS, which ensure that sub-advisory fee rates charged by each Sub-Adviser to the Initial Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Based on the information presented by JPMPI, BlackRock, PIMCO, GSAM, Mellon and RIIS and Broadridge, the Trustees determined that the level of the advisory fees charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock, PIMCO, GSAM, Mellon and RIIS (including the BlackRock subadvisory fee increase for transition services approved since the Initial Funds’ inception), as well as the total expenses of each Initial Fund, are reasonable, fair and equitable and that approval of the continuation of the Advisory Agreement and Sub-Advisory Agreements benefits each Initial Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the Initial Funds as well as the estimated profits realized by the Sub-Advisers in connection with the operation of the Initial Funds based on profitability information included in the Meeting Materials, and whether the amount of profits represented a fair entrepreneurial profit for the management of the Initial Funds. In doing so, the Trustees also took into account the entrepreneurial and business risk JPMPI undertakes as investment manager and sponsor of the Funds. The Trustees also considered the Initial Funds’ operating expenses and the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profits. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Initial Funds during their first two years of operations through December 31 2019. The Trustees also took into account that, although JPMPI has not realized profits with respect to the Initial Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Initial Funds.

The Trustees further noted that the advisory fee rates to be paid to JPMPI do not have break points, but due to the fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Initial Funds. The Adviser has negotiated break points with certain of the fixed income Sub-Advisers to take advantage of the anticipated size of those Initial Funds.

Ultimately, the Trustees concluded that each of the Initial Funds’ fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Trustees next considered whether the Adviser, BlackRock, PIMCO, GSAM, Mellon and RIIS or any of their affiliates may receive other benefits as a result of the relationship with the Trust or the Initial Funds. The Trustees considered that the Six Circles Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. Specifically, the Board considered that the Six Circles Funds serve to expand the CIO investments toolkit; expand the current capacity to invest, and reduce unintended portfolio dispersion. The Board also considered that, apart from the Adviser, who is not retaining fees for managing the Funds, the Funds are not engaging any JPMC affiliates as fund service providers. Instead, the Funds are utilizing third party service providers and restrict any transactions with affiliates. Therefore, no JPMC affiliate is profiting financially from the Six Circles Funds. The Board considered that the Adviser does receive a Portfolio Management Fee (“PMF”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts including on shares of the Initial Funds held in such accounts; however, it would receive this PMF independent of whether the Adviser allocated money to the Six Circles Funds in the discretionary accounts or it allocated the same money to a third party fund or other investment.

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The Trustees additionally considered that BlackRock, PIMCO, GSAM, Mellon and RIIS were not affiliated with any of the Initial Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Initial Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of potentially receiving fees from serving as transition manager to the Initial Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS sub-advisory services. The Trustees also considered the proprietary nature of the Initial Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Initial Funds. The Trustees also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate does not execute portfolio transactions on behalf of the Initial Funds and would not receive the benefit of research provided by any such broker-dealer.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Initial Funds and is unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Initial Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. Having requested and received such information from the Adviser, BlackRock, PIMCO, GSAM, Mellon and RIIS as the Trustees believed to be reasonably necessary to evaluate the continuation of the terms of the Advisory Agreement and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, unanimously concluded that the advisory fee and sub-advisory fee structures were reasonable and, in light of the matters that the Trustees had considered to be relevant in the exercise of their reasonable judgment, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one year term.

Board Consideration and Approval of Advisory and Sub-Advisory Agreements — Global Bond and Tax Aware Bond Funds

The Board of Trustees met in person on March 3-4, 2020 (the “Meeting”) to consider the approval of (i) an amendment to the Advisory Agreement between the Trust and JPMPI to add the Six Circles Global Bond Fund (the “New Global Bond Fund”) and Six Circles Tax Aware Bond Fund (the “New Tax Aware Bond Fund” and, together with the New Global Bond Fund, the “New Bond Funds”); (ii) an amendment to the Sub-Advisory Agreement between JPMPI and BlackRock to add the New Global Bond Fund, as well as new Sub-Sub-Advisory Agreements between BlackRock and its affiliates — BlackRock International Limited and BlackRock (Singapore) Limited (for purposes of this section, together, “BlackRock”); (iii) an amendment to the Sub-Advisory Agreement between JPMPI and PIMCO to add the New Global Bond Fund; (iv) a new Sub-Advisory Agreement between JPMPI and PGIM, Inc. with respect to the New Global Bond Fund, as well as a new Sub-Sub-Advisory Agreement between PGIM Inc. and its affiliate PGIM Ltd. (together, “PGIM”); (v) a new Sub-Advisory Agreement between JPMPI and Wells Capital Management Incorporated (“Wells Capital”) with respect to the New Tax Aware Bond Fund; (vi) a new Sub-Advisory Agreement between JPMPI and Capital International Inc. (“Capital International”) with respect to the New Tax Aware Bond Fund; (vii) a new Sub-Advisory Agreement between JPMPI and Nuveen Asset Management, LLC (“Nuveen”) with respect to the New Tax Aware Bond Fund; and (viii) an amendment to the Interim Sub-Advisory Agreement between JPMPI and RIIS and an amendment to the Implementation Services Agreement between JPMPI and RIIS, each to add the New Bond Funds; each of BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS are referred to herein as a “Sub-Adviser” and, together, the “Sub-Advisers”) At the Meeting, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of JPMPI, the Sub-Advisers or their affiliates (the “Independent Trustees”), approved the continuation of the Advisory Agreement and Sub-Advisory Agreements of the Initial Funds, based on the considerations outlined below.

Materials Reviewed. In considering the approval of (i) an amendment to the Advisory Agreement between the Trust and JPMPI to add the New Bond Funds; (ii) an amendment to the Sub-Advisory Agreement between JPMPI and BlackRock to add the New Global Bond Fund, as well as new Sub-Sub-Advisory Agreements between BlackRock and its affiliates; (iii) an amendment to the Sub-Advisory Agreement between JPMPI and PIMCO to add the New Global Bond Fund; (iv) a new Sub-Advisory Agreement between JPMPI and PGIM, Inc. with respect to the New Global Bond Fund, as well as a new Sub-Sub-Advisory Agreement between PGIM Inc. and its affiliate (v) a new Sub-Advisory Agreement between JPMPI and Wells Capital with respect to the New Tax Aware Bond Fund; (vi) a

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new Sub-Advisory Agreement between JPMPI and Capital International with respect to the New Tax Aware Bond Fund; (vii) a new Sub-Advisory Agreement between JPMPI and Nuveen with respect to the New Tax Aware Bond Fund; and (viii) an amendment to the Interim Sub-Advisory Agreement between JPMPI and RIIS and an amendment to the Implementation Services Agreement between JPMPI and RIIS, each to add the New Bond Funds, the Trustees took into account the wide variety of materials relating to the services to be provided by JPMPI and the Sub-Advisers provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. It was noted that RIIS, as Interim Sub-Adviser, is not expected to be an active Sub-Adviser on day one of the New Bond Funds’ operations. The Trustees reviewed information relating to, among other things, proposed operations, including the compliance programs of JPMPI and the Sub-Advisers, valuation, and other information related to personnel of the JPMPI and the Sub-Advisers that would be providing investment management services to the New Bond Funds. They also reviewed comparative fee information prepared by Broadridge, a memorandum provided by Independent Trustee Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements and information regarding personnel who would be providing investment management services to the New Bond Funds.

Representatives of JPMPI and the Sub-Advisers also participated in the Meeting, at which the Trustees discussed the proposed arrangements with the Adviser and the Sub-Advisers. The Independent Trustees also discussed the proposed Advisory Agreement and Sub-Advisory Agreements in an executive session of the Meeting with Independent Trustee Counsel at which no representatives of JPMPI and the Sub-Advisers were present.

Review Process. In connection with the approval of the Advisory Agreement and the Sub-Advisory Agreements, the Trustees reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Trustees also requested and received assistance and advice regarding applicable legal standards from Independent Trustee Counsel. The Trustees additionally considered the written information provided by the JPMPI and the Sub-Advisers in response to the Trustees’ requests for information, and other information provided by JPMPI. The Trustees also heard oral presentations on matters related to the Advisory Agreement and the Sub-Advisory Agreements, as well as related arrangements from representatives of JPMPI and RIIS. In deciding to approve the Advisory Agreement and Sub-Advisory Agreements, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and each of the Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services that JPMPI would provide under the Advisory Agreement. The Trustees also noted JPMPI’s commitment to investing in information technology, supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Trustees considered its review of JPMPI’s policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each sub-adviser; and its processes to keep the Trustees informed about matters relevant to the New Bond Funds and their shareholders.

Similarly, the Trustees considered the sub-advisory services proposed to be provided by each Sub- Adviser to the New Bond Funds. The Trustees also considered information about the investment personnel of BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS that would be responsible for providing services under the Sub-Advisory Agreements. For each of BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS, the Trustees reviewed the nature and quality of the investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Trustees noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that that each of JPMPI, BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by them and had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Trustees concluded that the nature, extent and quality of services proposed to be provided by each of JPMPI, BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS under the Advisory Agreement, and the Sub-Advisory Agreements, respectively, were likely to benefit the New Bond Funds and their shareholders.

Investment Performance. Since the New Bond Funds had not yet commenced operations, the Trustees did not receive or consider investment performance information related to the New Bond Funds. The Trustees considered the manner in which the Adviser, and each of BlackRock, PIMCO, PGIM, Wells Capital,

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Capital International, Nuveen and RIIS proposed to manage the New Bond Funds or particular sleeves of the New Bond Funds, as well as each of BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS’s performance records in managing accounts similar to the strategies they will use to manage their respective sleeves of the New Bond Funds, as applicable, as described in the Meeting Materials. The Trustees also discussed the background and experience of each of BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS and their personnel. The Trustees concluded that based on the experience of the Adviser, each of BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS, the Adviser had a reasonable expectation of delivering acceptable performance to shareholders of the Funds.

Advisory Fees and Total Expenses. JPMPI reported to the Trustees that, in proposing fees and expenses for each of the New Bond Funds, JPMPI considered a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the New Bond Funds. The Trustees noted JPMPI’s explanation that the proposed advisory fee is consistent across all of the Funds (not including the new Six Circles Credit Opportunities Fund) and each applicable sleeve because each fund is expected to receive similar investment management services from JPMPI, including asset allocation, investment oversight and other management services.

The Trustees next reviewed the proposed advisory fee schedule under the Advisory Agreement and Sub- Advisory Agreements for the New Bond Funds. The Trustees noted that the Adviser had: (1) agreed to contractually reimburse expenses for the New Bond Funds to the extent the total expense ratio for each New Bond Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers. The Trustees considered how these agreements would affect the expenses borne by shareholders.

The Trustees reviewed the proposed advisory fee and estimated total expenses of each New Bond Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Trustees reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds. The Trustees compared each of the New Bond Funds’ estimated total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each New Bond Fund to be reasonable. The Trustees noted that the Broadridge information showed that the proposed advisory fee for each New Bond Fund was in the low range of the applicable Broadridge peer group and universe. They further noted that the estimated total expense ratio for each New Bond Fund was also within the low range of total expenses, when taking into account the proposed fee waiver and expense reimbursement arrangements for each New Bond Fund. The Trustees also found the proposed fees to be paid by JPMPI to BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS’s to be reasonable, noting that the New Bond Funds will not pay the fees to the Sub-Advisers directly, but that JPMPI will compensate them out of the advisory fee it receives from the New Bond Funds. The Trustees noted that neither JPMPI nor BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS identified any funds or accounts with similar investment objectives and strategies as the New Bond Funds. The Trustees further noted the Adviser’s views regarding the limitations of fee comparisons to separately managed accounts in light of the differences in services provided to the New Bond Funds as compared to those provided to separately managed accounts. Additionally, the Trustees noted the most- favored nation provisions agreed to by BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS, which should help ensure the sub-advisory fee rates charged are at least equal to the range of fees charged to similar clients.

Based on the information presented by JPMPI, BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS and Broadridge, the Trustees determined that the level of the advisory fees to be charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS, as well as the estimated total expenses of each New Bond Fund, are reasonable, fair and equitable and that approval of the Advisory Agreement and Sub-Advisory Agreements would likely benefit each New Bond Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. As the New Bond Funds are newly organized, information regarding JPMPI’s and the Sub-Advisers’ actual costs in providing services to the New Bond Funds was not available.

The Trustees considered the estimated profits to be realized by the Adviser in connection with the operation of the New Bond Funds as well as the estimated profits to be realized by the Sub-Advisers in connection with the operation of the New Bond Funds based on profitability estimates included in the Meeting Materials, and whether the amount of estimated profit represented a fair entrepreneurial profit for the management of the New Bond Funds. In doing so, the Trustees also took into account the entrepreneurial and business risk JPMPI will undertake as investment manager and sponsor of the Funds. The Trustees also considered the New Bond Funds’ estimated operating expenses and the expected impact of the proposed expense limitation agreement and fee waiver agreement to be observed by JPMPI on the Adviser’s estimated profits. The

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Trustees noted that JPMPI did not expect to be profitable with respect to the New Bond Funds during their first year of operations. The Trustees also noted that JPMPI had no current plans to utilize RIIS for any particular New Bond Fund strategy as of the date thereof, or what level of assets might be managed by RIIS over any particular time period. Accordingly, it was noted that RIIS’s profitability with respect to its sub-advisory services on behalf of the New Bond Funds could not reasonably be estimated at this time.

The Trustees further noted that the proposed advisory fee rates to be paid by JPMPI to the Sub-Advisers do not have break points, but due to the proposed fee waiver arrangements, JPMPI will not retain any portion of the advisory fees paid by the New Bond Funds.

Ultimately, the Trustees concluded that each of the New Bond Funds’ proposed fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Trustees next considered whether the Adviser, BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS or any of their affiliates may receive other benefits as a result of the proposed relationship with the Trust or the New Bond Funds. The Trustees considered that the Adviser was not affiliated with any of the New Bond Funds’ proposed service providers, and therefore would not benefit from those contractual relationships. The Trustees additionally considered that BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS were not affiliated with any of the New Bond Funds’ proposed service providers, and therefore would not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the New Bond Funds. Additionally, the Trustees considered that RIIS may receive ancillary benefits of potentially receiving fees from serving as transition manager to the New Bond Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those possible fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS sub-advisory services. The Trustees also considered the proprietary nature of the New Bond Funds and whether any benefit would result to the Adviser by placing assets of JPMPI private bank clients into the New Bond Funds and existing Funds. The Trustees also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate would not execute portfolio transactions on behalf of the New Bond Funds and would not receive the benefit of research provided by any such broker-dealer.

Additionally, the Trustees considered that J.P. Morgan will receive the ancillary benefit of collecting fees from J.P. Morgan accounts that invest in the New Bond Funds, and that although the New Bond Funds are not expected to be profitable to JPMPI because JPMPI will not retain any management fees from the Funds, that J.P. Morgan may be profitable with respect to the assets invested in the New Bond Funds as part of the overall managed account assets, although the managed account fees are product agnostic. Taking these considerations into account, the Trustees concluded that the Adviser, BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS and their affiliates would not receive collateral benefits that would materially affect the reasonableness of the proposed advisory fees under the proposed Advisory Agreement and Sub-Advisory Agreements.

Conclusions. Having requested and received such information from the Adviser, BlackRock, PIMCO, PGIM, Wells Capital, Capital International, Nuveen and RIIS as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, unanimously concluded that the proposed advisory fee and sub-advisory fee structures were reasonable and, in light of the matters that the Trustees had considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement and Sub-Advisory Agreements for an initial term of two years.

Board Consideration and Approval of Advisory and Sub-Advisory Agreements Six Circles Credit Opportunities Fund

The Board of Trustees of the Six Circles Trust also considered and approved the advisory and sub-advisory agreements for the new Six Circles Credit Opportunities Fund on June 30, 2020, the last date of the reporting period. However, since the Fund has not yet commenced operations, the Board considerations discussion will be included in the annual report.

JUNE 30, 2020	SIX CIRCLES TRUST	135

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program.

JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On May 20, 2020, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from July 1, 2019 through December 31, 2019 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum {“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period,although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

136	SIX CIRCLES TRUST	JUNE 30, 2020

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2020. All rights reserved. June 30, 2020.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2020

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Beginning on February 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Six Circles Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund. Instead, the reports will be made available on the Funds’ website (www.sixcirclesfunds.com/literature), and you or your J.P. Morgan representative, as applicable, will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your J.P. Morgan representative or by calling us collect at 1-212-464-2070. Your election to receive reports in paper will apply to all Six Circles Funds.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

JUNE 30, 2020 (Unaudited)

Dear Shareholder,

Much has changed in the world since we last wrote to you. Please know that it is the sincere hope of all of us at J.P. Morgan that this letter finds you and your loved ones safe and well.

The Six Circles Funds were designed based on the premise that specialization matters – and this is perhaps most true when markets are in turmoil. Over the six months covered by this Semi-Annual report, we were witness to some of the most extreme periods of volatility the market has seen.

You can read more about the performance of your Six Circles Funds on the pages that follow. Please remember that the Six Circles Funds are purposefully constructed as completion funds, and are not meant to be standalone investments. As such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I’m pleased to also note that the Six Circles Funds family expanded further during the period, with the addition of two new fixed income funds: Six Circles Global Bond Fund, which was designed to give us the ability to isolate specific fixed income sub-sectors and regions, and Six Circles Tax Aware Bond Fund, which will make it possible for us to more precisely allocate to different parts of the municipal bond curve to achieve a desired outcome. As with all of the Six Circles Funds, J.P. Morgan Private Investments Inc. (“JPMPI”), an affiliate of J.P. Morgan, is investment adviser to these new Funds, and is engaging third party investment managers with demonstrated asset class specialization to sub-advise the Funds in accordance with our investment philosophy.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, please contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2020	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2020 (Unaudited)

Equity markets across the globe posted negative returns in the first half of 2020. U.S. Equities witnessed a steep fall towards the end of the first quarter of 2020 on the back of the spread of COVID-19 and the sharp fall in oil prices, before rebounding significantly during the second quarter. The MSCI USA Index was down 2.2% in the first half of the year, with developed non-U.S. and Emerging Markets Equities also closing in negative territory. The MSCI World ex-USA Index down 11.5% and the MSCI Emerging Markets Index down 9.8%.

Global Bond and cash markets broadly outperformed Equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bills Index returned 0.5% and the Bloomberg Barclays Global Aggregate Hedged Index returned 3.9%, while the MSCI World Index was down 5.8% in the first half of 2020.

Policymakers globally moved to support economies and markets in response to the COVID-19 pandemic. The Fed cut rates three times in 2019 and made two emergency cuts in March 2020, moving the Fed Funds rate towards 0%. We anticipate that this monetary easing and other supportive actions by the Fed, coupled with strong fiscal support, should help soften the blow of the virus-related slowdown but is unlikely to completely reverse it in the short-term. The efforts by central banks have helped provide stability and liquidity to markets, enabling the financial system to continue running smoothly.

The economic shutdown in response to the spread of COVID-19 has hampered near-term growth and increased risk across financial markets, and we believe that growth will remain volatile in the short run, with the markets facing uncertainty as economies reopen.

2	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	3.64%
MSCI USA Index	(2.16%)

Net Assets as of 6/30/2020 (In Thousands)	$1,543,715

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. Invest at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry, sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2020 through June 30, 2020 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Health Care, Consumer Staples, Industrials and Communication Services sectors comprised approximately 63% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, Health Care, Industrials and Communications Services contributed to the Fund’s performance on an absolute basis as well as relative to the index, while Consumer Staples detracted.

Consumer Discretionary and Information Technology sectors comprised approximately 27% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

On allocation level, the Fund’s allocation to U.S. Software was the largest contributor to the Fund’s return on an absolute basis during the reporting period. The allocation to Dividend Growth, which the Adviser initiated as a way to obtain exposure to companies capable of consistently raising their dividend payments, was the largest detractor from the Fund’s return on an absolute basis during the reporting period. The Adviser eliminated the allocation to Dividend Growth during the reporting period.

JUNE 30, 2020	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited) (continued)

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to fourteen strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
USA	26%
U.S. Pharmaceuticals	12
U.S. Interactive Media & Servcs	11
U.S. Software	10
U.S. Machinery	6
U.S. Air Freight & Logistics	5
U.S. Beverages	5
U.S. Financials	5
U.S. Internet Retail	4
U.S. Railroads	4
U.S. Tobacco	4
U.S. Home Entertainment Software	3
U.S. Tech Hardw Storage & Periphrls	3
U.S. Biotechnology	2

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Allocation to USA, which was approximately 26% of the Fund as of June 30, 2020, provides what the Adviser believes to be an ability to tactically allocate broad U.S. large cap exposure.

Allocations to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 14% of the Fund as of June 30, 2020, and provide what the Adviser believes is an opportunity as the market may be overestimating the risks potential policy changes would have, given the industry’s long-term growth tailwinds.

Allocation to U.S. Interactive Media & Services, which focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, is trading at what the Adviser believes is a reasonable price-to-earnings ratio, and was approximately 11% of the Fund as of June 30, 2020.

Allocations to U.S. Software and U.S. Internet Retail provide what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud platforms. These exposures comprised approximately 14% of the Fund as of June 30, 2020.

Allocation to the U.S. Machinery was approximately 6% of the Fund as of June 30, 2020. The Adviser believes that the Industrials sub-industry focused on production of machinery will continue re-rating after having reached trough levels earlier in the year.

The Adviser believes that allocation to U.S. Air Freight & Logistics is likely to benefit from improved free cash flow generation after having underperformed. This allocation comprised approximately 5% of the Fund as of June 30, 2020.

Allocation to U.S. Beverages was approximately 5% of the Fund’s exposure as of June 30, 2020 and reflects the Adviser’s belief that major players of this sector are going through structural changes and are set to improve free cash flow conversion.

Allocation to U.S. Financials was approximately 5% of the Fund’s exposure as of June 30, 2020, which keeps the broader Portfolios neutral to slightly underweight the sector.

Allocation to U.S. Railroads was approximately 4% of the Fund’s exposure as of June 30, 2020 and reflects the Adviser’s belief that these companies are in a position to improve margins as they increase volumes. The sector is at an attractive entry point after de-rating.

Allocation to U.S. Tobacco comprised approximately 4% of the Fund as of June 30, 2020, reflecting what the Adviser believes to be a defensive sub-industry exposure, within the context of the broader Portfolios.

Allocation to U.S. Home Entertainment Software comprised approximately 3% of the Fund as of June 30, 2020, reflecting the Adviser’s belief that strong secular tailwinds and high barrier to entry could allow companies within this index to outperform.

Allocation to U.S. Technology Hardware Storage & Peripherals, which allows the Adviser to access specific exposures within the Technology sector, was approximately 3% of the Fund as of June 30, 2020.

4	SIX CIRCLES TRUST	JUNE 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	3.64%	14.71%	12.90%

*	Not annualized

GROWTH OF $10,000 REPORT (04/10/19 to 06/30/2020)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.33% and 0.11% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 616 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2020	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(13.42%)
MSCI World ex USA Index	(11.49%)

Net Assets as of 6/30/2020 (In Thousands)	$894,135

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. Invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. Primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2020 through June 30, 2020 (the “reporting period”), the Fund posted negative return on an absolute basis, and underperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, and is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Health Care, Information Technology, Utilities and Consumer Staples sectors comprised approximately 65% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. While Consumer Staples detracted from the Fund’s performance on an absolute basis, Health Care, Information Technology and Utilities contributed. Relative to index, Consumer Staples and Utilities contributed, while Health Care and Information Technology detracted from performance.

Consumer Discretionary, Communication Services and Financials comprised approximately 12% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. All the three sectors detracted from the Fund’s performance on an absolute basis, as well as relative to the Index.

The Fund’s allocation to Europe Mid Cap was the largest detractor from the Fund’s return on an absolute basis during the reporting period. The allocation to Europe Mid Cap was removed by the Adviser during the reporting period.

6	SIX CIRCLES TRUST	JUNE 30, 2020

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to twelve strategies managed by one Sub-Adviser, across various sector, sub-industry, and factor exposures as follows.

PORTFOLIO ALLOCATION***
Europe Pharmaceuticals	19%
Europe ex-UK Insurance	11
European Capital Goods	11
Europe Beverages	10
Europe ex-UK Utilities	9
European Metals & Mining	9
Europe Food, Beverage &Tobacco	7
Europe Semiconductors	7
Korea Tech, Hardw, Stor & Periphls	6
Europe	5
Taiwan Semis & Semi Equip	4
Europe Integrated Oil & Gas	2

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2020 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2020. The portfolio allocation is subject to change.

Allocation to Europe Pharmaceuticals comprised approximately 19% of the Fund as of June 30, 2020 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals, within the context of the broader Portfolios.

Allocation to Europe ex-UK Insurance was approximately 11% of the Fund as of June 30, 2020. The Adviser believes this to be a higher-quality exposure within European Financials, allowing the Adviser to narrow the broader Portfolios underweight to overall European Financials sector.

The Adviser believes that the European Capital Goods allocation provides exposure to diversified companies that could benefit from a rebound in economic data. This allocation was approximately 11% of the Fund as of June 30, 2020.

Allocation to U.S. Beverages was approximately 10% of the Fund’s exposure as of June 30, 2020 and reflects the Adviser’s belief that major players in this sector are going through structural changes with a potential to improve free cash flows conversion.

The Adviser believes that allocation to Europe ex-UK utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 9% of the Fund as of June 30, 2020.

The allocation Europe Metal and Mining provides what the Adviser believes is a cyclical exposure to companies with strong balance sheets. The allocation was approximately 9% of the Fund as of June 30, 2020.

The Adviser believes that allocation to Europe Food, Beverage & Tobacco serves as a defensive anchor in the broader Portfolios while potentially providing above-average earnings growth. This allocation was approximately 7% of the Fund as of June 30, 2020.

The Adviser believes that companies within the Europe Semiconductors sector have stable long term growth prospects and strong balance sheets. The sector comprised approximately 7% of the Fund as of June 30, 2020.

The allocation to Korea Technology Hardware, Software and Peripherals provides what the Adviser believes is exposure to a strong player within the global technology supply chain. The allocation was approximately 6% of the Fund as of June 30, 2020.

Allocation to Broad Europe comprised approximately 5% of the Fund as of June 30, 2020. Within the context of the broader Portfolios, the Adviser views this as broad Europe large cap exposure.

Allocation to Taiwan Semiconductors and Semiconductors Equipment provides exposure that the Adviser believes is supported by secular tailwinds and is more attractive than its U.S. counterparts. This allocation comprised approximately 4% of the Fund as of June 30, 2020.

Allocation to Europe Integrated Oil & Gas provides exposure to companies that the Adviser believes are at attractive valuations, and comprised approximately 2% of the Fund as of June 30, 2019.

JUNE 30, 2020	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2020 Through June 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2020
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio International Unconstrained Fund	(13.42)%	(9.97)%	(7.94)%

*	Not annualized

GROWTH OF $10,000 REPORT (04/10/19 to 06/30/2020)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were

0.48% and 0.26% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to June 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries*—excluding the United States. With 987 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

8	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.4%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	3,407	823
Albemarle Corp.	1,348	104
Axalta Coating Systems Ltd. (a)	2,202	50
Celanese Corp., Class A	1,483	128
CF Industries Holdings, Inc.	3,016	85
Dow, Inc.	11,797	481
DuPont de Nemours, Inc.	11,586	615
Eastman Chemical Co.	2,536	177
Ecolab, Inc.	3,925	781
FMC Corp.	1,711	170
International Flavors & Fragrances, Inc.	1,274	156
Linde plc, (United Kingdom)	8,025	1,702
LyondellBasell Industries NV, Class A	4,463	293
Mosaic Co. (The)	7,255	91
PPG Industries, Inc.	3,829	406
RPM International, Inc.	1,784	134
Sherwin-Williams Co. (The)	1,216	703

		6,899

Forest Products & Paper — 0.0% (g)
International Paper Co.	6,393	225

Iron/Steel — 0.0% (g)
Nucor Corp.	5,348	222
Steel Dynamics, Inc.	3,762	98

		320

Mining — 0.1%
Freeport-McMoRan, Inc.	17,591	203
Newmont Corp.	11,104	686

		889

Total Basic Materials		8,333

Communications — 20.2%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	7,756	133
Omnicom Group, Inc.	3,837	210
Trade Desk, Inc. (The), Class A (a)	567	230

		573

Internet — 18.9%
Alphabet, Inc., Class A (a)	42,495	60,260
Alphabet, Inc., Class C (a)	41,635	58,856
Amazon.com, Inc. (a)	27,211	75,070
Booking Holdings, Inc. (a)	2,656	4,229
CDW Corp.	2,105	245
E*TRADE Financial Corp.	12,854	639
eBay, Inc.	44,228	2,320
Expedia Group, Inc.	8,768	721
F5 Networks, Inc. (a)	778	108

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — continued
Facebook, Inc., Class A (a)	340,533	77,325
GoDaddy, Inc., Class A (a)	2,336	171
IAC/InterActiveCorp. (a)	1,087	352
Match Group, Inc. (a)	577	62
MercadoLibre, Inc., (Argentina) (a)	675	665
Netflix, Inc. (a)	6,458	2,939
NortonLifeLock, Inc.	41,586	825
Okta, Inc., Class A (a)	1,570	314
Palo Alto Networks, Inc. (a)	1,487	342
Pinterest, Inc., Class A (a)	4,539	101
Roku, Inc., Class A (a)	1,488	173
Snap, Inc., Class A (a)	12,854	302
TD Ameritrade Holding Corp.	15,294	556
Twitter, Inc. (a)	110,874	3,303
Uber Technologies, Inc. (a)	14,237	442
VeriSign, Inc. (a)	1,414	292
Wayfair, Inc., Class A (a)	818	162
Zillow Group, Inc., Class C (a)	1,834	106

		290,880

Media — 0.6%
Altice USA, Inc., Class A (a)	3,724	84
Cable One, Inc.	56	99
Charter Communications, Inc., Class A (a)	2,235	1,140
Comcast Corp., Class A	67,667	2,638
Discovery, Inc., Class A (a)	2,679	56
Discovery, Inc., Class C (a)	6,553	126
DISH Network Corp., Class A (a)	4,613	159
FactSet Research Systems, Inc.	2,130	700
Fox Corp., Class A	4,831	130
Fox Corp., Class B	2,358	63
Liberty Broadband Corp., Class A (a)	423	52
Liberty Broadband Corp., Class C (a)	1,484	184
Liberty Global plc, (United Kingdom), Class A (a)	2,693	59
Liberty Global plc, (United Kingdom), Class C (a)	6,296	135
Liberty Media Corp.-Liberty Formula One, Class C (a)	3,469	110
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1,098	38
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	2,192	75
News Corp., Class A	6,710	80
Sirius XM Holdings, Inc.	19,534	115
ViacomCBS, Inc., Class B	9,458	221
Walt Disney Co. (The)	26,831	2,992

		9,256

Telecommunications — 0.7%
Arista Networks, Inc. (a)	798	168
AT&T, Inc.	106,552	3,221

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
CenturyLink, Inc.	12,207	122
Cisco Systems, Inc.	63,122	2,944
Corning, Inc.	12,343	320
Juniper Networks, Inc.	6,492	148
Motorola Solutions, Inc.	2,479	347
T-Mobile US, Inc. (a)	7,787	811
Verizon Communications, Inc.	61,432	3,387

		11,468

Total Communications		312,177

Consumer Cyclical — 2.9%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	3,649	102
Southwest Airlines Co.	2,544	87

		189

Apparel — 0.1%
NIKE, Inc., Class B	18,638	1,828
Ralph Lauren Corp., Class A	1,164	84
VF Corp.	5,382	328

		2,240

Auto Manufacturers — 1.1%
Cummins, Inc.	38,196	6,618
Ford Motor Co.	60,203	366
General Motors Co.	20,240	512
PACCAR, Inc.	89,424	6,694
Tesla, Inc. (a)	2,158	2,330

		16,520

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland)	3,398	265
Autoliv, Inc., (Sweden)	741	48
BorgWarner, Inc.	2,723	96
Lear Corp.	804	87

		496

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	3,550	296
Fastenal Co.	9,038	387
HD Supply Holdings, Inc. (a)	3,556	123
LKQ Corp. (a)	3,689	97
WW Grainger, Inc.	599	188

		1,091

Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	2,051	91
Vail Resorts, Inc.	716	130

		221

Food Service — 0.0% (g)
Aramark	4,336	98

SECURITY DESCRIPTION	SHARES	VALUE ($)

Home Builders — 0.1%
DR Horton, Inc.	4,415	245
Lennar Corp., Class A	3,439	212
NVR, Inc. (a)	41	133
PulteGroup, Inc.	3,180	108

		698

Home Furnishings — 0.0% (g)
Whirlpool Corp.	1,013	131

Housewares — 0.0% (g)
Newell Brands, Inc.	5,524	88

Leisure Time — 0.0% (g)
Carnival Corp.	9,078	149
Royal Caribbean Cruises Ltd.	3,163	159

		308

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	4,424	325
Las Vegas Sands Corp.	4,771	217
Marriott International, Inc., Class A	4,357	374
MGM Resorts International	7,039	118
Wynn Resorts Ltd.	1,049	78

		1,112

Retail — 1.4%
Advance Auto Parts, Inc.	844	120
AutoZone, Inc. (a)	322	363
Best Buy Co., Inc.	3,517	307
Burlington Stores, Inc. (a)	778	153
CarMax, Inc. (a)	2,131	191
Chipotle Mexican Grill, Inc., Class A (a)	427	449
Costco Wholesale Corp.	6,621	2,008
Darden Restaurants, Inc.	2,193	166
Dollar General Corp.	3,647	695
Dollar Tree, Inc. (a)	3,232	300
Domino’s Pizza, Inc.	515	190
Genuine Parts Co.	1,920	167
Home Depot, Inc. (The)	15,897	3,982
Lowe’s Cos., Inc.	10,933	1,477
Lululemon Athletica, Inc., (Canada) (a)	1,776	554
McDonald’s Corp.	11,149	2,057
O’Reilly Automotive, Inc. (a)	1,000	422
Ross Stores, Inc.	5,087	434
Starbucks Corp.	17,632	1,298
Target Corp.	7,488	898
Tiffany & Co.	1,463	178
TJX Cos., Inc. (The)	17,507	885
Tractor Supply Co.	1,443	190
Ulta Beauty, Inc. (a)	705	143
Walgreens Boots Alliance, Inc.	11,941	506
Walmart, Inc.	21,169	2,536

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Yum! Brands, Inc.	4,015	349

		21,018

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	1,146	117

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	1,783	134

Total Consumer Cyclical		44,461

Consumer Non-cyclical — 29.0%
Agriculture — 4.1%
Altria Group, Inc.	650,411	25,529
Archer-Daniels-Midland Co.	9,163	366
Bunge Ltd.	2,949	121
Philip Morris International, Inc.	544,652	38,158

		64,174

Beverages — 5.2%
Brown-Forman Corp., Class B	53,329	3,395
Coca-Cola Co. (The)	709,767	31,713
Constellation Brands, Inc., Class A	28,998	5,073
Keurig Dr Pepper, Inc.	60,489	1,718
Molson Coors Beverage Co., Class B	33,156	1,139
Monster Beverage Corp. (a)	69,720	4,833
PepsiCo., Inc.	242,086	32,018

		79,889

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	14,831	1,665
Alnylam Pharmaceuticals, Inc. (a)	7,214	1,068
Amgen, Inc.	38,765	9,143
Biogen, Inc. (a)	11,481	3,072
BioMarin Pharmaceutical, Inc. (a)	11,932	1,472
Bio-Rad Laboratories, Inc., Class A (a)	298	135
Corteva, Inc.	11,682	313
Exact Sciences Corp. (a)	9,440	821
Gilead Sciences, Inc.	83,200	6,401
Illumina, Inc. (a)	2,250	833
Incyte Corp. (a)	12,335	1,282
Ionis Pharmaceuticals, Inc. (a)	8,502	501
Moderna, Inc. (a)	17,492	1,123
Regeneron Pharmaceuticals, Inc. (a)	6,652	4,149
Seattle Genetics, Inc. (a)	7,995	1,358
Vertex Pharmaceuticals, Inc. (a)	17,116	4,969

		38,305

Commercial Services — 1.0%
AMERCO	183	55
Automatic Data Processing, Inc.	6,597	982
Avalara, Inc. (a)	788	105
Booz Allen Hamilton Holding Corp., Class A	1,668	130
Cintas Corp.	1,419	378

SECURITY DESCRIPTION	SHARES	VALUE ($)

Commercial Services — continued
CoStar Group, Inc. (a)	511	363
Equifax, Inc.	1,948	335
FleetCor Technologies, Inc. (a)	1,226	308
Gartner, Inc. (a)	1,022	124
Global Payments, Inc.	4,611	782
IHS Markit Ltd., (United Kingdom)	6,135	463
MarketAxess Holdings, Inc.	1,810	907
Moody’s Corp.	7,281	2,000
Nielsen Holdings plc	4,288	64
PayPal Holdings, Inc. (a)	16,625	2,897
Robert Half International, Inc.	2,474	131
Rollins, Inc.	2,517	107
S&P Global, Inc.	10,864	3,579
Square, Inc., Class A (a)	5,181	544
TransUnion	3,218	280
United Rentals, Inc. (a)	1,355	202
Verisk Analytics, Inc., Class A	2,520	429

		15,165

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	11,356	832
Estee Lauder Cos., Inc. (The), Class A	3,188	602
Procter & Gamble Co. (The)	36,602	4,376

		5,810

Food — 0.3%
Campbell Soup Co.	2,208	110
Conagra Brands, Inc.	7,182	253
General Mills, Inc.	8,456	521
Hershey Co. (The)	1,904	247
Hormel Foods Corp.	4,083	197
Ingredion, Inc.	646	54
JM Smucker Co. (The)	1,450	153
Kellogg Co.	3,546	234
Kraft Heinz Co. (The)	10,444	333
Kroger Co. (The)	13,017	441
Lamb Weston Holdings, Inc.	1,811	116
McCormick & Co., Inc.	1,640	294
Mondelez International, Inc., Class A	21,814	1,115
Sysco Corp.	7,141	390
Tyson Foods, Inc., Class A	4,756	284

		4,742

Healthcare — Products — 1.0%
Abbott Laboratories	26,338	2,408
ABIOMED, Inc. (a)	574	139
Align Technology, Inc. (a)	996	273
Avantor, Inc. (a)	5,111	87
Baxter International, Inc.	7,780	670
Boston Scientific Corp. (a)	20,445	718
Cooper Cos., Inc. (The)	624	177
Danaher Corp.	9,442	1,670

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Products — continued
DENTSPLY SIRONA, Inc.	3,369	148
Edwards Lifesciences Corp. (a)	9,015	623
Henry Schein, Inc. (a)	2,385	139
Hologic, Inc. (a)	3,319	189
IDEXX Laboratories, Inc. (a)	1,142	377
Insulet Corp. (a)	742	144
Intuitive Surgical, Inc. (a)	1,700	969
Masimo Corp. (a)	635	145
Medtronic plc, (Ireland)	20,094	1,843
ResMed, Inc.	1,920	369
STERIS plc	1,067	164
Stryker Corp.	5,141	926
Teleflex, Inc.	640	233
Thermo Fisher Scientific, Inc.	5,974	2,164
Varian Medical Systems, Inc. (a)	1,097	134
West Pharmaceutical Services, Inc.	920	209
Zimmer Biomet Holdings, Inc.	3,115	372

		15,290

Healthcare—Services — 0.5%
Anthem, Inc.	3,673	966
Catalent, Inc. (a)	2,035	149
Centene Corp. (a)	8,331	529
DaVita, Inc. (a)	1,165	92
HCA Healthcare, Inc.	4,186	406
Humana, Inc.	1,834	711
IQVIA Holdings, Inc. (a)	2,936	417
Laboratory Corp. of America Holdings (a)	1,457	242
Molina Healthcare, Inc. (a)	439	78
Quest Diagnostics, Inc.	1,989	227
Teladoc Health, Inc. (a)	905	173
UnitedHealth Group, Inc.	14,060	4,147
Universal Health Services, Inc., Class B	1,362	127

		8,264

Household Products/Wares — 0.1%
Avery Dennison Corp.	1,331	152
Church & Dwight Co., Inc.	3,285	254
Clorox Co. (The)	1,699	372
Kimberly-Clark Corp.	4,717	667

		1,445

Pharmaceuticals — 13.9%
AbbVie, Inc.	115,626	11,352
AmerisourceBergen Corp., Class A	2,675	270
Becton Dickinson and Co.	4,117	985
Bristol-Myers Squibb Co.	407,522	23,962
Cardinal Health, Inc.	4,701	245
Cigna Corp.	5,357	1,005
CVS Health Corp.	19,736	1,282
DexCom, Inc. (a)	1,309	531
Elanco Animal Health, Inc. (a)	5,933	127

SECURITY DESCRIPTION	SHARES	VALUE ($)

Pharmaceuticals — continued
Eli Lilly & Co.	151,456	24,866
Jazz Pharmaceuticals plc, (Ireland) (a)	533	59
Johnson & Johnson	474,088	66,671
McKesson Corp.	2,626	403
Merck & Co., Inc.	454,612	35,155
Mylan NV (a)	94,299	1,516
Neurocrine Biosciences, Inc. (a)	5,585	681
Perrigo Co. plc, (Ireland)	24,466	1,352
Pfizer, Inc.	999,809	32,694
Sarepta Therapeutics, Inc. (a)	4,730	759
Zoetis, Inc., Class A	85,118	11,665

		215,580

Total Consumer Non-cyclical		448,664

Energy — 0.7%
Oil & Gas — 0.5%
Cabot Oil & Gas Corp.	5,041	87
Chevron Corp.	27,992	2,498
Concho Resources, Inc.	2,458	127
ConocoPhillips	16,700	702
Diamondback Energy, Inc.	2,405	101
EOG Resources, Inc.	8,910	451
Exxon Mobil Corp.	62,890	2,812
Hess Corp.	3,479	180
HollyFrontier Corp.	3,516	103
Marathon Petroleum Corp.	9,690	362
Occidental Petroleum Corp.	13,311	244
Phillips 66	6,486	466
Pioneer Natural Resources Co.	2,451	239
Valero Energy Corp.	6,158	362

		8,734

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	11,353	175
Halliburton Co.	13,782	179
National Oilwell Varco, Inc.	5,653	69
Schlumberger Ltd.	21,315	392

		815

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	2,819	136
Kinder Morgan, Inc.	27,910	423
ONEOK, Inc.	5,486	182
Williams Cos., Inc. (The)	16,815	320

		1,061

Total Energy		10,610

Financial — 8.1%
Banks — 2.6%
Bank of America Corp.	333,669	7,925
Bank of New York Mellon Corp. (The)	37,622	1,454

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Citigroup, Inc.	91,149	4,658
Citizens Financial Group, Inc.	24,537	619
Comerica, Inc.	10,322	393
East West Bancorp, Inc.	10,550	382
Fifth Third Bancorp	37,796	729
First Republic Bank	8,665	918
Goldman Sachs Group, Inc. (The)	14,732	2,911
Huntington Bancshares, Inc.	60,629	548
KeyCorp.	53,942	657
M&T Bank Corp.	6,934	721
Morgan Stanley	54,418	2,628
Northern Trust Corp.	10,318	819
PNC Financial Services Group, Inc. (The)	18,441	1,940
Regions Financial Corp.	54,748	609
Signature Bank	3,822	409
State Street Corp.	17,322	1,101
SVB Financial Group (a)	2,932	632
Truist Financial Corp.	60,889	2,286
US Bancorp	62,339	2,295
Wells Fargo & Co.	170,138	4,356
Zions Bancorp NA	11,869	404

		39,394

Diversified Financial Services — 2.0%
Ally Financial, Inc.	19,434	385
American Express Co.	30,702	2,923
Ameriprise Financial, Inc.	5,864	880
BlackRock, Inc., Class A	6,258	3,405
Capital One Financial Corp.	21,726	1,360
Cboe Global Markets, Inc.	6,205	579
Charles Schwab Corp. (The)	53,573	1,807
CME Group, Inc., Class A	16,094	2,616
Discover Financial Services	14,212	712
Franklin Resources, Inc.	20,990	440
Intercontinental Exchange, Inc.	25,205	2,309
Invesco Ltd.	35,154	378
Mastercard, Inc., Class A	13,271	3,924
Nasdaq, Inc.	6,204	741
Raymond James Financial, Inc.	7,483	515
SEI Investments Co.	8,326	458
Synchrony Financial	29,874	662
T Rowe Price Group, Inc.	11,141	1,376
Tradeweb Markets, Inc., Class A	4,311	251
Visa, Inc., Class A	25,253	4,878
Western Union Co. (The)	6,835	148

		30,747

Insurance — 2.5%
Aflac, Inc.	32,960	1,188
Alleghany Corp.	893	437
Allstate Corp. (The)	14,867	1,442

SECURITY DESCRIPTION	SHARES	VALUE ($)

Insurance — continued
American Financial Group, Inc.	4,663	296
American International Group, Inc.	40,827	1,273
Aon plc, (United Kingdom), Class A	10,660	2,053
Arch Capital Group Ltd., (Bermuda) (a)	17,744	508
Arthur J Gallagher & Co.	8,078	788
Assurant, Inc.	4,090	422
Athene Holding Ltd., (Bermuda), Class A (a)	8,227	257
Berkshire Hathaway, Inc., Class B (a)	58,819	10,500
Brown & Brown, Inc.	10,866	443
Chubb Ltd., (Switzerland)	20,454	2,590
Cincinnati Financial Corp.	9,175	587
Equitable Holdings, Inc.	25,935	500
Erie Indemnity Co., Class A	1,310	251
Everest Re Group Ltd., (Bermuda)	2,125	438
Fidelity National Financial, Inc.	14,110	433
Globe Life, Inc.	6,347	471
Hartford Financial Services Group, Inc. (The)	15,818	610
Lincoln National Corp.	12,155	447
Loews Corp.	15,686	538
Markel Corp. (a)	734	678
Marsh & McLennan Cos., Inc.	22,909	2,460
MetLife, Inc.	36,780	1,343
Principal Financial Group, Inc.	15,605	648
Progressive Corp. (The)	26,987	2,162
Prudential Financial, Inc.	19,086	1,162
Reinsurance Group of America, Inc.	3,530	277
RenaissanceRe Holdings Ltd., (Bermuda)	2,027	347
Travelers Cos., Inc. (The)	12,121	1,382
Voya Financial, Inc.	9,196	429
Willis Towers Watson plc, (United Kingdom)	6,264	1,234
WR Berkley Corp.	8,683	497

		39,091

Private Equity — 0.2%
Apollo Global Management, Inc., Class A	7,579	378
Blackstone Group, Inc. (The), Class A	31,443	1,782
Carlyle Group, Inc. (The)	7,149	199
KKR & Co., Inc.	21,328	659

		3,018

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	5,370	243
Jones Lang LaSalle, Inc.	999	103

		346

REITS — 0.8%
AGNC Investment Corp.	21,839	282
Alexandria Real Estate Equities, Inc.	1,662	270
American Tower Corp.	6,423	1,661

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Annaly Capital Management, Inc.	58,773	386
AvalonBay Communities, Inc.	1,993	308
Boston Properties, Inc.	1,907	172
Camden Property Trust	1,210	110
Crown Castle International Corp.	6,036	1,010
Digital Realty Trust, Inc.	3,825	544
Duke Realty Corp.	4,952	175
Equinix, Inc.	1,251	879
Equity LifeStyle Properties, Inc.	2,242	140
Equity Residential	5,876	346
Essex Property Trust, Inc.	914	209
Extra Space Storage, Inc.	1,682	155
Federal Realty Investment Trust	837	71
Healthpeak Properties, Inc.	7,089	195
Host Hotels & Resorts, Inc.	11,879	128
Invitation Homes, Inc.	7,503	207
Iron Mountain, Inc.	3,628	95
Medical Properties Trust, Inc.	6,326	119
Mid-America Apartment Communities, Inc.	1,419	163
National Retail Properties, Inc.	2,241	79
Omega Healthcare Investors, Inc.	2,919	87
Prologis, Inc.	11,035	1,030
Public Storage	2,327	446
Realty Income Corp.	4,521	269
Regency Centers Corp.	2,027	93
SBA Communications Corp., Class A	1,513	451
Simon Property Group, Inc.	4,458	305
Sun Communities, Inc.	1,094	148
UDR, Inc.	3,743	140
Ventas, Inc.	5,716	209
VEREIT, Inc.	14,562	94
VICI Properties, Inc.	5,774	117
Vornado Realty Trust	2,995	114
Welltower, Inc.	6,222	322
Weyerhaeuser Co.	11,863	266
WP Carey, Inc.	2,234	151

		11,946

Savings & Loans — 0.0% (g)
People’s United Financial, Inc.	32,229	373

Total Financial		124,915

Industrial — 16.3%
Aerospace/Defense — 0.4%
Boeing Co. (The)	7,895	1,447
General Dynamics Corp.	3,863	577
HEICO Corp.	413	41
HEICO Corp., Class A	822	67
Howmet Aerospace, Inc.	7,312	116
L3Harris Technologies, Inc.	3,275	556
Lockheed Martin Corp.	3,765	1,374

SECURITY DESCRIPTION	SHARES	VALUE ($)

Aerospace/Defense — continued
Northrop Grumman Corp.	2,375	730
Raytheon Technologies Corp.	22,810	1,406
Teledyne Technologies, Inc. (a)	467	145
TransDigm Group, Inc.	686	303

		6,762

Building Materials — 0.1%
Carrier Global Corp.	12,874	286
Fortune Brands Home & Security, Inc.	1,847	118
Johnson Controls International plc	12,346	422
Lennox International, Inc.	387	90
Martin Marietta Materials, Inc.	1,101	227
Masco Corp.	3,788	190
Owens Corning	2,079	116
Vulcan Materials Co.	2,270	263

		1,712

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	3,562	318
Emerson Electric Co.	9,584	595

		913

Electronics — 0.7%
Agilent Technologies, Inc.	5,009	443
Allegion plc, (Ireland)	1,175	120
Amphenol Corp., Class A	4,104	393
Arrow Electronics, Inc. (a)	1,724	118
FLIR Systems, Inc.	1,758	71
Fortive Corp.	76,335	5,165
Garmin Ltd., (Switzerland)	2,244	219
Honeywell International, Inc.	10,717	1,550
Keysight Technologies, Inc. (a)	2,354	237
Mettler-Toledo International, Inc. (a)	332	268
PerkinElmer, Inc.	1,706	167
Roper Technologies, Inc.	1,546	600
Sensata Technologies Holding plc (a)	1,471	55
TE Connectivity Ltd., (Switzerland)	5,188	423
Trimble, Inc. (a)	3,193	138
Waters Corp. (a)	743	134

		10,101

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	2,326	197

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	42,389	1,610
Republic Services, Inc., Class A	3,584	294
Waste Connections, Inc.	4,049	380
Waste Management, Inc.	6,602	699

		2,983

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — 0.5%
Snap-on, Inc.	13,970	1,935
Stanley Black & Decker, Inc.	39,795	5,547

		7,482

Machinery — Construction & Mining — 1.1%
Caterpillar, Inc.	139,566	17,655

Machinery—Diversified — 2.3%
Cognex Corp.	2,196	131
Deere & Co.	80,327	12,623
Dover Corp.	36,863	3,560
Flowserve Corp.	31,465	897
IDEX Corp.	19,169	3,030
Ingersoll Rand, Inc. (a)	88,174	2,479
Nordson Corp.	659	125
Otis Worldwide Corp.	104,345	5,933
Rockwell Automation, Inc.	1,694	361
Westinghouse Air Brake Technologies Corp.	46,577	2,681
Xylem, Inc.	46,206	3,002

		34,822

Miscellaneous Manufacturers — 1.4%
3M Co.	8,663	1,351
AO Smith Corp.	1,412	66
Eaton Corp. plc	6,505	569
General Electric Co.	133,238	910
Illinois Tool Works, Inc.	74,144	12,964
Parker-Hannifin Corp.	33,026	6,053
Textron, Inc.	4,156	137
Trane Technologies plc, (Ireland)	3,762	335

		22,385

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	27,521	281
Ball Corp.	5,346	372
Crown Holdings, Inc. (a)	2,580	168
Packaging Corp. of America	1,556	155
Sealed Air Corp.	3,229	106
Westrock Co.	4,609	130

		1,212

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	640	112

Transportation — 9.4%
CH Robinson Worldwide, Inc.	83,545	6,605
CSX Corp.	206,707	14,416
Expeditors International of Washington, Inc.	103,264	7,852
FedEx Corp.	148,681	20,848
JB Hunt Transport Services, Inc.	1,373	165

SECURITY DESCRIPTION	SHARES	VALUE ($)

Transportation — continued
Kansas City Southern	25,853	3,860
Knight-Swift Transportation Holdings, Inc., Class A	2,906	121
Norfolk Southern Corp.	69,192	12,148
Old Dominion Freight Line, Inc.	1,654	281
Union Pacific Corp.	183,037	30,946
United Parcel Service, Inc., Class B	434,765	48,337
XPO Logistics, Inc. (a)	1,859	144

		145,723

Total Industrial		252,059

Technology — 20.9%
Computers — 4.7%
Accenture plc, (Ireland), Class A	9,520	2,044
Apple, Inc.	172,747	63,018
Cognizant Technology Solutions Corp., Class A	8,766	498
Crowdstrike Holdings, Inc., Class A (a)	1,356	136
Dell Technologies, Inc., Class C (a)	3,569	196
EPAM Systems, Inc. (a)	778	196
Fortinet, Inc. (a)	10,380	1,425
Hewlett Packard Enterprise Co.	56,873	553
HP, Inc.	58,648	1,022
International Business Machines Corp.	13,349	1,612
Leidos Holdings, Inc.	2,173	204
NetApp, Inc.	8,747	388
Seagate Technology plc	9,029	437
Western Digital Corp.	12,512	553

		72,282

Office/Business Equipment — 0.0% (g)
Xerox Holdings Corp.	4,833	74
Zebra Technologies Corp., Class A (a)	676	173

		247

Semiconductors — 1.3%
Advanced Micro Devices, Inc. (a)	17,282	909
Analog Devices, Inc.	5,519	677
Applied Materials, Inc.	13,817	835
Broadcom, Inc.	5,964	1,882
Intel Corp.	63,441	3,796
IPG Photonics Corp. (a)	406	65
KLA Corp.	2,233	434
Lam Research Corp.	2,122	686
Marvell Technology Group Ltd.	9,761	342
Maxim Integrated Products, Inc.	3,563	216
Microchip Technology, Inc.	3,189	336
Micron Technology, Inc. (a)	17,085	880
NVIDIA Corp.	9,040	3,434
NXP Semiconductors NV, (Netherlands)	4,171	476
ON Semiconductor Corp. (a)	5,444	108

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
Qorvo, Inc. (a)	1,529	169
QUALCOMM, Inc.	16,845	1,537
Skyworks Solutions, Inc.	2,475	317
Teradyne, Inc.	1,933	163
Texas Instruments, Inc.	13,920	1,768
Xilinx, Inc.	3,266	321

		19,351

Software — 14.9%
Activision Blizzard, Inc.	285,125	21,641
Adobe, Inc. (a)	36,749	15,997
Akamai Technologies, Inc. (a)	2,439	261
ANSYS, Inc. (a)	6,490	1,893
Autodesk, Inc. (a)	16,669	3,987
Black Knight, Inc. (a)	1,956	142
Broadridge Financial Solutions, Inc.	1,890	239
Cadence Design Systems, Inc. (a)	20,990	2,014
CDK Global, Inc.	1,056	44
Cerner Corp.	4,696	322
Citrix Systems, Inc.	8,803	1,302
Coupa Software, Inc. (a)	824	228
Datadog, Inc., Class A (a)	1,419	123
DocuSign, Inc., Class A (a)	2,439	420
Dropbox, Inc., Class A (a)	3,225	70
Dynatrace, Inc. (a)	1,594	65
Electronic Arts, Inc. (a)	106,798	14,103
Fair Isaac Corp. (a)	350	146
Fidelity National Information Services, Inc.	9,340	1,253
Fiserv, Inc. (a)	8,874	866
Guidewire Software, Inc. (a)	973	108
Intuit, Inc.	19,905	5,896
Jack Henry & Associates, Inc.	1,087	200
Microsoft Corp.	571,652	116,337
MongoDB, Inc., Class A (a)	512	116
MSCI, Inc., Class A	3,623	1,210
Oracle Corp.	161,442	8,923
Paychex, Inc.	5,232	396
Paycom Software, Inc. (a)	3,597	1,114
PTC, Inc. (a)	1,237	96
RingCentral, Inc., Class A (a)	1,015	289
salesforce.com, Inc. (a)	67,896	12,719
ServiceNow, Inc. (a)	14,488	5,869
Slack Technologies, Inc., Class A (a)	4,094	127
Splunk, Inc. (a)	2,253	448
SS&C Technologies Holdings, Inc.	2,880	163
Synopsys, Inc. (a)	11,524	2,247
Take-Two Interactive Software, Inc. (a)	41,994	5,861
Twilio, Inc., Class A (a)	1,745	383
Tyler Technologies, Inc. (a)	2,900	1,006
Veeva Systems, Inc., Class A (a)	1,813	425

SECURITY DESCRIPTION	SHARES	VALUE ($)

Software — continued
VMware, Inc., Class A (a)	1,312	203
Workday, Inc., Class A (a)	2,625	492
Zoom Video Communications, Inc., Class A (a)	1,575	399

		230,143

Total Technology		322,023

Utilities — 0.8%
Electric — 0.7%
AES Corp. (The)	8,731	127
Alliant Energy Corp.	3,180	152
Ameren Corp.	3,232	227
American Electric Power Co., Inc.	7,729	616
CenterPoint Energy, Inc.	6,985	130
CMS Energy Corp.	3,679	215
Consolidated Edison, Inc.	5,302	381
Dominion Energy, Inc.	12,785	1,038
DTE Energy Co.	2,969	319
Duke Energy Corp.	11,214	896
Edison International	5,452	296
Entergy Corp.	3,035	285
Evergy, Inc.	2,958	175
Eversource Energy	4,717	393
Exelon Corp.	15,300	555
FirstEnergy Corp.	7,199	279
NextEra Energy, Inc.	7,338	1,762
NRG Energy, Inc.	3,178	103
OGE Energy Corp.	2,439	74
Pinnacle West Capital Corp.	1,416	104
PPL Corp.	11,416	295
Public Service Enterprise Group, Inc.	7,884	388
Sempra Energy	4,415	518
Southern Co. (The)	16,168	838
Vistra Energy Corp.	7,418	138
WEC Energy Group, Inc.	4,573	401
Xcel Energy, Inc.	7,771	486

		11,191

Gas — 0.0% (g)
Atmos Energy Corp.	1,470	146
NiSource, Inc.	4,689	107
UGI Corp.	2,163	69

		322

Water — 0.1%
American Water Works Co., Inc.	2,438	314
Essential Utilities, Inc.	2,895	122

		436

Total Utilities		11,949

Total Common Stocks (Cost $1,381,996)		1,535,191

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	NUMBER OF RIGHTS		VALUE ($)
Right — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
T-Mobile US, Inc., expiring 07/31/2020 (a) (Cost $17)	6,659		1

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2020	1,627		1,627
BNP Paribas SA, 0.01%, 07/01/2020	2,406		2,406
Brown Brothers Harriman, 0.01%, 07/01/2020	—	(h)	—	(h)
Citibank NA, 0.01%, 07/01/2020	1,563		1,563

Total Short-Term Investments (Cost $5,596)			5,596

Total Investments — 99.8% (Cost—$1,387,609)*			1,540,788

Other Assets in Excess of Liabilities — 0.2%			2,927

NET ASSETS — 100.0%			$1,543,715

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-mini NASDAQ 100 Index	2	09/2020	USD	39	2

Micro E-mini S&P 500 Index	356	09/2020	USD	5,455	46

NASDAQ 100 E-mini Index	3	09/2020	USD	600	9

S&P 500 E-mini Index	2	09/2020	USD	309	—	(h)

Total unrealized appreciation (depreciation)					57

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

Summary of Investments by Industry, June 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	18.9%

Software	14.9%

Pharmaceuticals	14.0%

Transportation	9.4%

Beverages	5.2%

Computers	4.7%

Agriculture	4.2%

Banks	2.6%

Insurance	2.5%

Biotechnology	2.5%

Machinery — Diversified	2.3%

Diversified Financial Services	2.0%

Miscellaneous Manufacturers	1.4%

Retail	1.4%

Semiconductors	1.2%

Machinery — Construction & Mining	1.1%

Auto Manufacturers	1.1%

Others (Each less than 1.0%)	10.2%

Short-Term Investments	0.4%

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2020

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 96.9%
Australia — 2.1%
BHP Group plc	923,935	18,907

Austria — 0.3%
ANDRITZ AG (a)	8,685	317
Erste Group Bank AG (a)	1,588	37
OMV AG (a)	8,084	273
Raiffeisen Bank International AG (a)	768	14
Verbund AG	19,150	860
voestalpine AG	50,821	1,097

		2,598

Belgium — 2.7%
Ageas SA	48,879	1,732
Anheuser-Busch InBev SA	380,933	18,779
Colruyt SA	288	16
Elia Group SA	8,119	883
Galapagos NV (a)	239	47
Groupe Bruxelles Lambert SA	646	54
KBC Group NV	1,420	82
Proximus SADP	895	18
Sofina SA	89	23
Solvay SA	421	34
Telenet Group Holding NV	236	10
UCB SA	20,359	2,363
Umicore SA	1,109	52

		24,093

Chile — 0.2%
Antofagasta plc	172,542	1,997

China — 0.1%
Silergy Corp.	7,000	459

Denmark — 4.0%
Ambu A/S, Class B	928	29
AP Moller — Maersk A/S, Class A	17	19
AP Moller — Maersk A/S, Class B	37	43
Carlsberg A/S, Class B	53,485	7,093
Chr Hansen Holding A/S	599	62
Coloplast A/S, Class B	669	104
Danske Bank A/S	3,919	52
Demant A/S (a)	656	17
DSV PANALPINA A/S	1,190	146
Genmab A/S (a)	366	124
GN Store Nord A/S	728	39
H Lundbeck A/S	11,239	425
Novo Nordisk A/S, Class B	284,850	18,557
Novozymes A/S, Class B	1,213	70
Orsted A/S (e)	48,147	5,556
Pandora A/S	568	31
Tryg A/S	33,027	960
Vestas Wind Systems A/S	23,809	2,438

		35,765

SECURITY DESCRIPTION	SHARES	VALUE($)

Finland — 1.3%
Elisa OYJ	808	49
Fortum OYJ	114,772	2,190
Kone OYJ, Class B	40,709	2,808
Metso OYJ	12,627	415
Neste OYJ	2,381	93
Nokia OYJ	31,823	139
Nordea Bank Abp	18,236	126
Orion OYJ, Class B	16,846	817
Sampo OYJ, Class A	128,886	4,443
Stora Enso OYJ, Class R	3,306	40
UPM-Kymmene OYJ	3,004	87
Wartsila OYJ Abp	53,214	441

		11,648

France — 11.8%
Accor SA (a)	1,077	29
Aeroports de Paris	173	18
Air Liquide SA	2,663	385
Airbus SE	70,352	5,041
Alstom SA	23,016	1,073
Amundi SA (e)	347	27
Arkema SA	392	38
Atos SE (a)	558	48
AXA SA	529,415	11,141
BioMerieux	235	32
BNP Paribas SA	6,331	253
Bollore SA	4,559	14
Bouygues SA	27,308	935
Bureau Veritas SA	1,669	35
Capgemini SE	905	104
Carrefour SA	3,440	53
Casino Guichard Perrachon SA (a)	225	8
Cie de Saint-Gobain	61,976	2,236
Cie Generale des Etablissements Michelin SCA	964	101
CNP Assurances	46,637	541
Covivio	280	20
Credit Agricole SA (a)	6,557	62
Danone SA	52,747	3,661
Dassault Aviation SA (a)	299	274
Dassault Systemes SE	740	129
Edenred	1,384	61
Eiffage SA (a)	9,980	915
Electricite de France SA	158,194	1,471
Engie SA (a)	462,626	5,738
EssilorLuxottica SA (a)	1,601	206
Eurazeo SE (a)	204	11
Faurecia SE (a)	390	15
Gecina SA	261	32
Getlink SE (a)	2,500	36
Hermes International	178	150

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
France — continued
ICADE	156	11
Iliad SA	77	15
Ingenico Group SA	344	55
Ipsen SA	6,063	514
JCDecaux SA (a)	434	8
Kering SA	426	233
Klepierre SA	1,122	22
La Francaise des Jeux SAEM (e)	448	14
Legrand SA	31,972	2,429
L’Oreal SA	1,414	456
LVMH Moet Hennessy Louis Vuitton SE	1,563	690
Natixis SA (a)	5,720	15
Orange SA	11,229	134
Orpea	294	34
Pernod Ricard SA	106,155	16,716
Peugeot SA	3,342	55
Publicis Groupe SA	1,230	40
Remy Cointreau SA	11,272	1,538
Renault SA	1,092	28
Safran SA (a)	38,381	3,861
Sanofi	181,663	18,527
Sartorius Stedim Biotech	157	40
Schneider Electric SE	66,220	7,366
SCOR SE (a)	43,410	1,199
SEB SA	119	20
Societe Generale SA	4,465	75
Sodexo SA	503	34
Suez SA	93,406	1,098
Teleperformance (a)	330	84
Thales SA	12,767	1,033
TOTAL SA	135,542	5,226
Ubisoft Entertainment SA (a)	514	43
Unibail-Rodamco-Westfield	786	44
Valeo SA	1,301	34
Veolia Environnement SA	138,771	3,134
Vinci SA	61,716	5,723
Vivendi SA	4,667	121
Wendel SE	137	13
Worldline SA (a) (e)	779	68

		105,643

Germany — 10.5%
adidas AG (a)	1,072	283
Allianz SE (Registered)	114,188	23,334
BASF SE	5,170	290
Bayer AG (Registered)	158,155	11,723
Bayerische Motoren Werke AG	1,864	119
Beiersdorf AG	573	65
Brenntag AG	18,513	982
Carl Zeiss Meditec AG	232	23
Commerzbank AG	5,693	25

SECURITY DESCRIPTION	SHARES	VALUE($)

Germany — continued
Continental AG (a)	625	61
Covestro AG (e)	988	38
Daimler AG (Registered)	4,817	196
Delivery Hero SE (a) (e)	704	72
Deutsche Bank AG (Registered) (a)	11,051	105
Deutsche Boerse AG	1,069	194
Deutsche Lufthansa AG (Registered) (a)	1,210	12
Deutsche Post AG (Registered)	5,568	205
Deutsche Telekom AG (Registered)	18,760	315
Deutsche Wohnen SE	1,923	86
E.ON SE	572,116	6,458
Evonik Industries AG	1,192	30
Fraport AG Frankfurt Airport Services Worldwide (a)	214	9
Fresenius Medical Care AG & Co. KGaA	1,183	102
Fresenius SE & Co. KGaA	2,353	117
GEA Group AG	18,384	584
Hannover Rueck SE	16,508	2,853
HeidelbergCement AG	846	45
Henkel AG & Co. KGaA	591	49
HOCHTIEF AG	2,949	262
Infineon Technologies AG	412,767	9,672
KION Group AG (a)	7,749	477
Knorr-Bremse AG (a)	5,795	588
LANXESS AG (a)	472	25
LEG Immobilien AG	392	50
Merck KGaA	20,805	2,423
METRO AG	933	9
MTU Aero Engines AG	6,363	1,108
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	39,502	10,286
Nemetschek SE	336	23
Puma SE	471	37
RWE AG	148,421	5,196
SAP SE	5,877	822
Scout24 AG (e)	611	47
Siemens AG (Registered)	91,627	10,806
Siemens Healthineers AG (e)	852	41
Symrise AG, Class A	724	85
TeamViewer AG (a) (e)	739	40
Telefonica Deutschland Holding AG	5,382	16
thyssenkrupp AG (a)	176,813	1,261
Uniper SE	51,543	1,663
United Internet AG (Registered)	596	25
Volkswagen AG	184	30
Vonovia SE	2,900	177
Zalando SE (a) (e)	862	61

		93,605

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.5%
AerCap Holdings NV (a)	15,775	486
CRH plc	4,420	152
DCC plc	11,790	984
Experian plc	5,112	179
Flutter Entertainment plc	869	115
Kerry Group plc, Class A	13,560	1,685
Kingspan Group plc	18,436	1,190
Smurfit Kappa Group plc	1,284	43

		4,834

Isle of Man — 0.0% (g)
GVC Holdings plc	3,311	30

Italy — 3.9%
Assicurazioni Generali SpA	300,833	4,570
Atlantia SpA (a)	2,815	46
Bio On Spa (a) (bb) (cc)	1,081	—	(h)
Davide Campari-Milano SpA	290,402	2,456
DiaSorin SpA	145	28
Enel SpA	2,064,950	17,859
Eni SpA	139,498	1,337
Ferrari NV	709	121
FinecoBank Banca Fineco SpA	3,466	47
Infrastrutture Wireless Italiane SpA (e)	1,264	13
Intesa Sanpaolo SpA	83,770	161
Leonardo SpA	38,882	259
Mediobanca Banca di Credito Finanziario SpA	3,529	26
Moncler SpA	1,101	42
Nexi SpA (a) (e)	2,140	37
Pirelli & C SpA (e)	2,050	9
Poste Italiane SpA (e)	143,031	1,249
Prysmian SpA	28,917	671
Recordati SpA	16,763	839
Snam SpA	570,093	2,779
Telecom Italia SpA	49,306	32
Terna Rete Elettrica Nazionale SpA	359,309	2,478
UniCredit SpA	11,942	110

		35,169

Jordan — 0.1%
Hikma Pharmaceuticals plc	27,803	763

Luxembourg — 0.4%
ArcelorMittal SA (a)	313,617	3,322
Aroundtown SA	6,547	37
Eurofins Scientific SE	75	47
SES SA, Class A	2,278	16
Tenaris SA	2,435	16

		3,438

Netherlands — 9.0%
ABN AMRO Bank NV, CVA, GDR (e)	2,438	21

SECURITY DESCRIPTION	SHARES	VALUE($)

Netherlands — continued
Adyen NV (a) (e)	102	148
Aegon NV	489,880	1,448
Akzo Nobel NV	1,123	101
Altice Europe NV (a)	3,225	13
ASML Holding NV	140,455	51,380
EXOR NV	616	35
Heineken Holding NV	57,578	4,713
Heineken NV	129,585	11,947
ING Groep NV	21,933	153
Just Eat Takeaway.com NV (a) (e)	690	72
Koninklijke Ahold Delhaize NV	6,195	169
Koninklijke DSM NV	970	135
Koninklijke KPN NV	20,300	54
Koninklijke Philips NV	5,047	235
Koninklijke Vopak NV	368	19
NN Group NV	79,947	2,687
Prosus NV (a)	2,743	255
QIAGEN NV (a)	1,299	56
Randstad NV	677	30
Royal Dutch Shell plc, Class A	225,700	3,614
Royal Dutch Shell plc, Class B	204,213	3,096
Wolters Kluwer NV	1,537	120

		80,501

Norway — 0.6%
DNB ASA	5,337	71
Equinor ASA	54,978	792
Gjensidige Forsikring ASA	54,791	1,012
Mowi ASA	37,446	714
Norsk Hydro ASA	588,550	1,642
Orkla ASA	63,938	562
Schibsted ASA, Class B	508	12
Telenor ASA	4,098	60
Yara International ASA	1,006	35

		4,900

Philippines — 0.0% (g)
Altus San Nicolas Corp. (a) (bb) (cc)	3,459	—	(h)

Portugal — 0.4%
EDP—Energias de Portugal SA	668,155	3,189
Galp Energia SGPS SA	27,514	319
Jeronimo Martins SGPS SA (a)	1,452	26

		3,534

Russia — 0.1%
Evraz plc	222,082	787

South Korea — 4.9%
Samsung Electronics Co. Ltd.	944,743	41,822
Samsung Electronics Co. Ltd. (Registered), GDR	1,658	2,089

		43,911

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	30,614	787
Aena SME SA (e)	384	51
Amadeus IT Group SA	2,427	127
Banco Bilbao Vizcaya Argentaria SA	37,530	129
Banco Santander SA	93,534	229
Bankinter SA	3,963	19
CaixaBank SA	20,394	44
Cellnex Telecom SA (e)	1,423	87
Enagas SA	28,301	692
Endesa SA	85,637	2,124
Ferrovial SA	58,044	1,552
Grifols SA	1,695	52
Iberdrola SA	1,488,850	17,382
Industria de Diseno Textil SA	6,140	163
Mapfre SA	295,360	527
Naturgy Energy Group SA	86,632	1,617
Red Electrica Corp. SA	95,845	1,793
Repsol SA	77,572	686
Siemens Gamesa Renewable Energy SA (a)	28,596	509
Telefonica SA	26,272	126

		28,696

Sweden — 2.6%
Alfa Laval AB	37,697	832
Assa Abloy AB, Class B	120,048	2,457
Atlas Copco AB, Class A	80,430	3,425
Atlas Copco AB, Class B	46,738	1,737
Boliden AB	119,663	2,745
Electrolux AB, Class B	1,307	22
Epiroc AB, Class A	78,967	989
Epiroc AB, Class B	46,740	574
EQT AB	1,367	25
Essity AB, Class B	3,373	109
Evolution Gaming Group AB (e)	722	43
Hennes & Mauritz AB, Class B	4,413	64
Hexagon AB, Class B	1,584	93
Husqvarna AB, Class B	2,200	18
ICA Gruppen AB	574	27
Industrivarden AB, Class C	924	21
Investment AB Latour, Class B	17,652	321
Investor AB, Class B	2,564	136
Kinnevik AB, Class B	1,375	36
L E Lundbergforetagen AB, Class B	445	20
Lundin Energy AB	1,059	26
Nibe Industrier AB, Class B	37,366	829
Sandvik AB	135,217	2,546
Securitas AB, Class B	1,800	24
Skandinaviska Enskilda Banken AB, Class A	8,972	78

SECURITY DESCRIPTION	SHARES	VALUE($)

Sweden — continued
Skanska AB, Class B	40,762	832
SKF AB, Class B	45,613	853
Svenska Cellulosa AB SCA, Class B (a)	3,443	41
Svenska Handelsbanken AB, Class A	8,757	83
Swedbank AB, Class A	4,964	64
Swedish Match AB	14,526	1,025
Tele2 AB, Class B	2,838	38
Telefonaktiebolaget LM Ericsson, Class B	16,428	152
Telia Co. AB	14,352	54
Volvo AB, Class B	178,079	2,802

		23,141

Switzerland — 17.4%
ABB Ltd. (Registered)	220,724	5,007
Adecco Group AG (Registered)	882	42
Alcon, Inc. (a)	2,756	158
Baloise Holding AG (Registered)	12,692	1,912
Banque Cantonale Vaudoise (Registered)	158	15
Barry Callebaut AG (Registered)	257	491
Chocoladefabriken Lindt & Spruengli AG	92	760
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	776
Cie Financiere Richemont SA (Registered)	2,929	189
Clariant AG (Registered) (a)	1,046	21
Coca-Cola HBC AG	99,929	2,502
Credit Suisse Group AG (Registered)	13,572	141
EMS-Chemie Holding AG (Registered)	43	33
Geberit AG (Registered)	4,433	2,224
Givaudan SA (Registered)	52	194
Glencore plc (a)	4,371,591	9,312
Julius Baer Group Ltd.	1,218	51
Kuehne + Nagel International AG (Registered) (a)	307	51
LafargeHolcim Ltd. (Registered) (a)	2,922	129
Logitech International SA (Registered)	896	59
Lonza Group AG (Registered)	418	221
Nestle SA (Registered)	254,207	28,184
Novartis AG (Registered)	345,836	30,130
Partners Group Holding AG	103	94
Roche Holding AG	113,101	39,184
Schindler Holding AG	4,879	1,155
Schindler Holding AG (Registered)	2,404	570
SGS SA (Registered)	34	83
Sika AG (Registered)	794	153
Sonova Holding AG (Registered) (a)	302	60
STMicroelectronics NV	210,465	5,737
Straumann Holding AG (Registered)	56	48
Swatch Group AG (The)	164	33
Swatch Group AG (The) (Registered)	273	11

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2020

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Swiss Life Holding AG (Registered)	8,730	3,248
Swiss Prime Site AG (Registered)	408	38
Swiss Re AG	80,641	6,252
Swisscom AG (Registered)	142	75
Temenos AG (Registered)	356	55
UBS Group AG (Registered)	20,623	238
Vifor Pharma AG	7,340	1,110
Zurich Insurance Group AG	40,950	14,510

		155,256

Taiwan — 3.7%
ASE Technology Holding Co. Ltd.	327,000	753
Globalwafers Co. Ltd.	22,000	303
MediaTek, Inc.	152,000	3,005
Nanya Technology Corp.	124,000	259
Novatek Microelectronics Corp.	58,000	451
Phison Electronics Corp. (a)	15,000	151
Powertech Technology, Inc.	75,000	274
Realtek Semiconductor Corp.	48,000	489
Taiwan Semiconductor Manufacturing Co. Ltd.	2,477,000	26,453
United Microelectronics Corp.	1,122,000	607
Vanguard International Semiconductor Corp.	91,000	242
Win Semiconductors Corp.	34,000	347
Winbond Electronics Corp.	301,000	137

		33,471

United Arab Emirates — 0.0% (g)
NMC Health plc (a) (bb) (cc)	15,554	—	(h)

United Kingdom — 17.1%
3i Group plc	5,477	56
Admiral Group plc	1,085	31
Anglo American plc	537,304	12,387
Ashtead Group plc	53,996	1,821
Associated British Foods plc	30,354	718
AstraZeneca plc	211,241	21,985
Auto Trader Group plc (e)	5,490	36
AVEVA Group plc	336	17
Aviva plc	22,073	75
BAE Systems plc	383,990	2,296
Barclays plc	97,515	138
Barratt Developments plc	5,786	36
Berkeley Group Holdings plc	715	37
BP plc	1,110,602	4,255
British American Tobacco plc	195,942	7,515
British Land Co. plc (The)	5,002	24
BT Group plc	50,059	71
Bunzl plc	40,358	1,082
Burberry Group plc	2,300	45
CNH Industrial NV	122,620	861

SECURITY DESCRIPTION	SHARES	VALUE($)

United Kingdom — continued
Coca-Cola European Partners plc	102,625	3,875
Compass Group plc	10,040	138
Croda International plc	732	48
Diageo plc	1,168,329	38,832
Direct Line Insurance Group plc	7,862	26
Ferguson plc	26,996	2,207
Fiat Chrysler Automobiles NV	6,235	63
GlaxoSmithKline plc	807,561	16,312
Halma plc	2,074	59
Hargreaves Lansdown plc	1,887	38
HSBC Holdings plc	114,334	531
Imperial Brands plc	80,841	1,539
Informa plc	8,536	49
InterContinental Hotels Group plc	983	43
Intertek Group plc	917	62
ITV plc	20,942	19
J Sainsbury plc	10,116	26
JD Sports Fashion plc	2,265	17
Johnson Matthey plc	1,100	29
Kingfisher plc	11,991	33
Land Securities Group plc	4,003	27
Legal & General Group plc	33,576	92
Lloyds Banking Group plc	395,597	153
London Stock Exchange Group plc	1,772	184
M&G plc	14,774	31
Melrose Industries plc	582,150	821
Mondi plc	2,759	52
National Grid plc	19,746	241
Next plc	755	46
Ocado Group plc (a)	2,601	65
Pearson plc	4,363	31
Persimmon plc	1,812	51
Prudential plc	14,641	221
Reckitt Benckiser Group plc	3,995	367
RELX plc	10,882	252
Rentokil Initial plc	10,140	64
Rio Tinto plc	490,681	27,614
Rolls-Royce Holdings plc (a)	231,386	817
Royal Bank of Scotland Group plc	27,489	41
RSA Insurance Group plc	5,862	30
Sage Group plc (The)	6,203	51
Schroders plc	707	26
Segro plc	6,574	73
Severn Trent plc	1,352	41
Smith & Nephew plc	4,923	92
Smiths Group plc	47,476	830
Spirax-Sarco Engineering plc	8,828	1,087
SSE plc	5,797	98
St James’s Place plc	3,040	36
Standard Chartered plc	15,291	83
Standard Life Aberdeen plc	13,232	44

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc	18,658	33
Tesco plc	55,122	155
Unilever NV	8,222	438
Unilever plc	6,577	355
United Utilities Group plc	3,875	44
Vodafone Group plc	150,680	240
Whitbread plc	1,145	31
Wm Morrison Supermarkets plc	13,666	32
WPP plc	7,032	55

		152,476

Total Common Stocks (Cost $817,601)		865,622

Preferred Stocks — 0.7%

Germany — 0.0% (g)
Bayerische Motoren Werke AG	295	14
FUCHS PETROLUB SE	360	14
Henkel AG & Co. KGaA	1,003	94
Porsche Automobil Holding SE (a)	870	50
Sartorius AG	202	67
Volkswagen AG	1,045	159

		398

South Korea — 0.7%
Samsung Electronics Co. Ltd.	162,781	6,341

United Kingdom — 0.0% (g)
Rolls-Royce Holdings plc, Class C (a) (cc) (bb)	1,061,174	1

Total Preferred Stocks (Cost $6,099)		6,740

	NUMBER OF RIGHTS
Rights —0.0% (g)
Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/07/2020 (a)	40,394	63
Repsol SA, expiring 07/06/2020 (a)	72,195	35
Telefonica SA, expiring 07/07/2020 (a)	27,011	5

Total Rights (Cost $109)		103

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE($)
Short-Term Investments —1.9%
Time Deposits — 1.9%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2020		395		395
BNP Paribas SA,
(1.53%), 07/01/2020	CHF	2,326		2,455
0.01%, 07/01/2020		2,593		2,593
Brown Brothers Harriman,
(1.53%), 07/01/2020	CHF	—	(h)	—	(h)
(0.68%), 07/01/2020	EUR	5		6
(0.30%), 07/01/2020	NOK	789		82
(0.25%), 07/01/2020	SEK	258		28
(0.16%), 07/01/2020	DKK	4,136		624
0.00%, 07/01/2020	SGD	—	(h)	—	(h)
0.01%, 07/01/2020	GBP	3		3
0.01%, 07/01/2020		12		12
0.02%, 07/02/2020	CAD	47		35
0.04%, 07/02/2020	HKD	—	(h)	—	(h)
3.03%, 07/01/2020	ZAR	—	(h)	—	(h)
Citibank NA,
(0.68%), 07/01/2020	EUR	5,534		6,217
0.01%, 07/01/2020	GBP	2,318		2,873
0.01%, 07/01/2020		1,196		1,196
Skandinaviska Enskilda Banken AB, (0.25%), 07/01/2020	SEK	3,150		338

Total Short-Term Investments (Cost $16,857)				16,857

Total Investments — 99.5% (Cost—$840,666)*				889,322

Other Assets in Excess of Liabilities — 0.5%				4,813

NET ASSETS — 100.0%				$894,135

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2020

Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

Amsterdam Index	9	07/2020	EUR	1,132	— (h)

Euro STOXX 50 Index	258	09/2020	EUR	9,264	78

FTSE 100 Index	71	09/2020	GBP	5,440	(31)

MSCI Taiwan Index	4	07/2020	USD	174	(1)

Total unrealized appreciation (depreciation)					46

Summary of Investments by Industry, June 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	18.6%

Semiconductors	16.9%

Beverages	12.2%

Insurance	10.5%

Electric	8.4%

Mining	8.4%

Food	4.3%

Oil & Gas	2.3%

Aerospace/Defense	1.7%

Miscellaneous Manufacturers	1.6%

Engineering & Construction	1.3%

Machinery — Diversified	1.3%

Electrical Components & Equipments	1.2%

Agriculture	1.1%

Others (Each less than 1.0%)	8.3%

Short-Term Investments	1.9%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVA	— Dutch Certification
GDR	— Global Depository Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees ..
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2020 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$1,540,788
Deposits at broker for futures contracts	500
Prepaid expenses	24
Receivables:
Investment securities sold	1,923
Fund shares sold	1,518
Interest and dividends from non-affiliates	2,341
Tax reclaims	8
Variation margin on futures contracts	89

Total Assets	1,547,191

LIABILITIES:
Payables:
Due to custodian — cash	1,484
Investment securities purchased	913
Fund shares redeemed	751
Accrued liabilities:
Investment advisory fees	99
Administration fees	7
Trustees’ fees	3
Registration and filing fees	91
Offering costs	22
Other	106

Total Liabilities	3,476

Net Assets	$1,543,715

NET ASSETS:
Paid-in capital	$1,379,635
Total distributable earnings (loss)	164,080

Total Net Assets	$1,543,715

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	135,439
Net Asset Value, offering and redemption price per share (a):	$11.40
Cost of investments in non-affiliates	$1,387,609

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	27

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2020 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$889,322
Deposits at broker for futures contracts	2,568
Prepaid expenses	1
Receivables:
Investment securities sold	3
Fund shares sold	1,013
Interest and dividends from non-affiliates	1,670
Tax reclaims	1,823
Variation margin on futures contracts	126

Total Assets	896,526

LIABILITIES:
Payables:
Due to custodian — cash	819
Due to custodian — foreign currency	17
Investment securities purchased	729
Fund shares redeemed	293
Accrued liabilities:
Investment advisory fees	71
Administration fees	59
Custodian and accounting fees	237
Trustees’ fees	3
Registration and filing fees	50
Offering costs	23
Other	90

Total Liabilities	2,391

Net Assets	$894,135

NET ASSETS:
Paid-in capital	$997,766
Total distributable earnings (loss)	(103,631)

Total Net Assets	$894,135

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	100,416
Net Asset Value, offering and redemption price per share (a):	$8.90
Cost of investments in non-affiliates	$840,666

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13
Dividend income from non-affiliates	15,212

Total investment income	15,225

EXPENSES:
Investment advisory fees	1,793
Administration fees	73
Custodian and accounting fees	121
Professional fees	42
Trustees’ fees	36
Printing and mailing costs	48
Registration and filing fees	78
Transfer agency fees	20
Offering costs	41
Interest expense	14
Other	6

Total expenses	2,272

Less advisory fees waived	(1,507)

Net expenses	765

Net investment income (loss)	14,460

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(6,856)
Futures contracts	703
Payments by affiliates (see Note 3A)	654

Net realized gain (loss)	(5,499)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	39,623
Futures contracts	17

Change in net unrealized appreciation (depreciation)	39,640

Net realized/unrealized gains (losses)	34,141

Change in net assets resulting from operations	$48,601

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	29

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3
Dividend income from non-affiliates	16,461
Foreign taxes withheld	(1,995)

Total investment income	14,469

EXPENSES:
Investment advisory fees	1,071
Administration fees	30
Custodian and accounting fees	527
Professional fees	53
Trustees’ fees	22
Printing and mailing costs	29
Registration and filing fees	61
Transfer agency fees	21
Offering costs	40
Interest expense	50
Other	6

Total expenses	1,910

Less advisory fees waived	(858)

Net expenses	1,052

Net investment income (loss)	13,417

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(158,693)
Futures contracts	381
Foreign currency transactions	1,109
Forward foreign currency exchange contracts	(54)

Net realized gain (loss)	(157,257)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	8,293
Futures contracts	200
Foreign currency translations	(302)

Change in net unrealized appreciation (depreciation)	8,191

Net realized/unrealized gains (losses)	(149,066)

Change in net assets resulting from operations	$(135,649)

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Six Months Ended June 30, 2020	Period Ended December 31, 2019*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,460	$15,520
Net realized gain (loss)	(5,499)	10,462
Change in net unrealized appreciation (depreciation)	39,640	113,596

Change in net assets resulting from operations	48,601	139,578

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(24,099)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	74,489	1,305,146

NET ASSETS:
Change in net assets	123,090	1,420,625
Beginning of period	1,420,625	—

End of period	$1,543,715	$1,420,625

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$350,512	$1,428,450
Distributions reinvested	—	24,099
Cost of shares redeemed	(276,023)	(147,403)

Total change in net assets resulting from capital transactions	$74,489	$1,305,146

SHARE TRANSACTIONS:
Issued	33,415	141,192
Reinvested	—	2,203
Redeemed	(27,111)	(14,260)

Change in Shares	6,304	129,135

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	31

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Six Months Ended June 30, 2020	Period Ended December 31, 2019*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,417	$13,071
Net realized gain (loss)	(157,257)	(7,966)
Change in net unrealized appreciation (depreciation)	8,191	40,524

Change in net assets resulting from operations	(135,649)	45,629

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(13,611)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	128,158	869,608

NET ASSETS:
Change in net assets	(7,491)	901,626
Beginning of period	901,626	—

End of period	$894,135	$901,626

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$369,437	$938,996
Distributions reinvested	—	13,611
Cost of shares redeemed	(241,279)	(82,999)

Total change in net assets resulting from capital transactions	$128,158	$869,608

SHARE TRANSACTIONS:
Issued	42,091	94,718
Reinvested	—	1,340
Redeemed	(29,354)	(8,379)

Change in Shares	12,737	87,679

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2020

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2020	SIX CIRCLES TRUST	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Months Ended June 30, 2020 (Unaudited)	$11.00	$0.11	$0.29	$0.40	$—	$—	$—
Period Ended December 31, 2019*	10.00	0.14	1.05	1.19	(0.12)	(0.07)	(0.19)

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$11.40	3.64%	$1,543,715	0.10%	2.02%	0.31%	36.72%
11.00	11.90	1,420,625	0.11	1.94	0.33	44.20

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Months Ended June 30, 2020 (Unaudited)	$10.28	$0.14	$(1.52)	$(1.38)	$—	$—	$—
Period Ended December 31, 2019*	10.00	0.20	0.24	0.44	(0.16)	—	(0.16)

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense		Net expenses without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.90	(13.42%)	$894,135	0.24%		0.23%	3.14%	0.44%	80.15%
10.28	4.41	901,626	0.26	(e)	0.26	2.86	0.48	62.67

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2020	SIX CIRCLES TRUST	37

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended September 21, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

The Six Circles Credit Opportunities Fund was established as new series of the Trust on May 1, 2020 but was not yet in operation as of June 30, 2020. The objective of the Credit Opportunities Fund is to provide total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

38	SIX CIRCLES TRUST	JUNE 30, 2020

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$8,333	$—	$—	$8,333
Communications	312,177	—	—	312,177
Consumer Cyclical	44,461	—	—	44,461
Consumer Non-cyclical	448,664	—	—	448,664
Energy	10,610	—	—	10,610
Financial	124,915	—	—	124,915
Industrial	252,059	—	—	252,059
Technology	322,023	—	—	322,023
Utilities	11,949	—	—	11,949

Total Common Stocks	1,535,191	—	—	1,535,191

Right
Communications	1	—	—	1
Short-Term Investments
Time Deposits	—	5,596	—	5,596

Total Investments in Securities	$1,535,192	$5,596	$—	$1,540,788

Appreciation in Other Financial Instruments
Futures contracts	$57	$—	$—	$57

JUNE 30, 2020	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$18,907	$—		$18,907
Austria	—	2,598	—		2,598
Belgium	—	24,093	—		24,093
Chile	—	1,997	—		1,997
China	—	459	—		459
Denmark	5,556	30,209	—		35,765
Finland	—	11,648	—		11,648
France	—	105,643	—		105,643
Germany	40	93,565	—		93,605
Ireland	486	4,348	—		4,834
Isle of Man	—	30	—		30
Italy	9	35,160	—	(a)	35,169
Jordan	—	763	—		763
Luxembourg	—	3,438	—		3,438
Netherlands	17,493	63,008	—		80,501
Norway	—	4,900	—		4,900
Philippines	—	—	—	(a)	—	(a)
Portugal	—	3,534	—		3,534
Russia	—	787	—		787
South Korea	—	43,911	—		43,911
Spain	—	28,696	—		28,696
Sweden	—	23,141	—		23,141
Switzerland	—	155,256	—		155,256
Taiwan	—	33,471	—		33,471
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	3,875	148,601	—		152,476

Total Common Stocks	27,459	838,163	—	(a)	865,622

Preferred Stocks
Germany	—	398	—		398
South Korea	—	6,341	—		6,341
United Kingdom	—	—	1		1

Total Preferred Stocks	—	6,739	1		6,740

Rights
Spain	103	—	—		103
Short-Term Investments
Time Deposits	—	16,857	—		16,857

Total Investments in Securities	$27,562	$861,759	$1		$889,322

Appreciation in Other Financial Instruments
Futures contracts	$78	$—	$—		$78

Depreciation in Other Financial Instruments
Futures contracts	$(32)	$—	$—		$(32)

(a)	— Amount rounds to less than $500.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

40	SIX CIRCLES TRUST	JUNE 30, 2020

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note C(1) – C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.

Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward

JUNE 30, 2020	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of June 30, 2020, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2020, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$57

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$78

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(32)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2020, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$703

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$17

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$381	$—	$381
Foreign Exchange contracts	—	(54)	(54)

Total	$381	$(54)	$327

42	SIX CIRCLES TRUST	JUNE 30, 2020

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$200

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts activity during the period ended June 30, 2020 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$4,412	$25,205
Average Notional Amount Short	—	352	(a)

(a)	Positions were open for 2 months during the period.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

F. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and

JUNE 30, 2020	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

G. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2020, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

H. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

I. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. As of June 30, 2020, the Funds have not allocated assets to Russell.

During the reporting period, the Adviser made a payment to the Managed Equity Portfolio U.S. Unconstrained Fund of $654,165 relating to an operational error.

44	SIX CIRCLES TRUST	JUNE 30, 2020

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, are amortized over a period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2021, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2021, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2021, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2020, there were no amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser.

H. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2020, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$1,017	$81
Six Circles Managed Equity Portfolio International Unconstrained Fund	85	8

4. Investment Transactions

During the period ended June 30, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$619,870	$527,244	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	835,021	674,967	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

JUNE 30, 2020	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2020 (Unaudited) (continued)

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of June 30, 2020, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Germany	Switzerland	United Kingdom
11.8%	10.5%	17.4%	17.1%

As of June 30, 2020, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic on public health and business and market conditions may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments

46	SIX CIRCLES TRUST	JUNE 30, 2020

and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2020 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$1,387,609	$204,436	$(51,200)	$153,236
Six Circles Managed Equity Portfolio International Unconstrained Fund	840,666	79,173	(30,471)	48,702

As of December 31, 2019, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio International Unconstrained Fund	$4,692	$516

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund had no capital loss carryforwards at year-end.

7. Ownership Concentration

As of June 30, 2020, each of the Funds had one affiliated omnibus account for the benefit of its clients which owned 100% of its outstanding shares.

8. New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

JUNE 30, 2020	SIX CIRCLES TRUST	47

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund at the beginning of the reporting period, January 1, 2020, and continued to hold your shares at the end of the reporting period, June 30, 2020.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Actual	$1,000.00	$1,036.36	$0.51	0.10%
Hypothetical	1,000.00	1,024.43	0.50	0.10
Six Circles Managed Equity Portfolio International Unconstrained Fund
Actual	1,000.00	865.76	1.12	0.24
Hypothetical	1,000.00	1,023.73	1.21	0.24

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

48	SIX CIRCLES TRUST	JUNE 30, 2020

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Consideration and Approval of the Continuation of Advisory and Sub-Advisory Agreements — MEP Funds

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”) met on May 19-20, 2020 (the “Meeting”) to consider the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) for the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (“MEP U.S. Fund”) and the Six Circles Managed Equity Portfolio International Unconstrained Fund (“MEP International Fund”) (each “MEP Fund” and collectively the “MEP Funds”); and the Sub-Advisory Agreements in respect of the MEP Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”) and Russell Investments Implementation Services, as stand-by Interim Sub-Adviser (“RIIS”) (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). The meeting was held via Zoom video conference (due to circumstances related to current or potential effects of COVID-19 making it necessary or appropriate to conduct the Meeting via video conference instead of in person) pursuant to notice duly given and in reliance on the order of the U.S. Securities and Exchange Commission (“SEC”), dated March 25, 2020 (IC-33824). At the Meeting, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of JPMPI, the Sub-Advisers or their affiliates (the “Independent Trustees”), approved the continuation of the Advisory Agreement and Sub-Advisory Agreements of the MEP Funds, based on the considerations outlined below.

Materials Reviewed. In considering the approval of the continuation Advisory Agreement between the Trust and JPMPI for the MEP Funds; and the Sub-Advisory Agreements in respect of the MEP Funds between JPMPI and BlackRock and Russell, respectively, the Trustees took into account the wide variety of materials relating to the services provided by JPMPI and the Sub-Advisers provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. It was noted that, to date, RIIS had not been called to act as Interim Sub-Adviser to the MEP Funds. The Trustees reviewed information relating to, among other things, operations, including the compliance programs of JPMPI and the Sub-Advisers, valuation, and other information related to personnel of the JPMPI and the Sub-Advisers who provide investment management services to the MEP Funds. They also reviewed comparative fee information prepared by Broadridge and a memorandum provided by Independent Trustee Counsel regarding the responsibilities of the Trustees in considering the approval of advisory and sub-advisory agreements.

Representatives of JPMPI also participated in the Meeting, at which the Trustees discussed the arrangements with the Adviser and the Sub-Advisers. Representatives of BlackRock

also attended the meeting, and it was noted that representatives of the other Sub-Advisers had attended board meetings in the last year.

Review Process. In connection with the approval of the Advisory Agreement and the Sub-Advisory Agreements, the Trustees reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Trustees also requested and received assistance and advice regarding applicable legal standards from Independent Trustee Counsel. The Trustees additionally considered the written information provided by the JPMPI and the Sub-Advisers in response to the Trustees’ requests for information, and other information provided by JPMPI. The Trustees also heard oral presentations throughout the year on matters related to the Advisory Agreement and the Sub-Advisory Agreements by JPMPI and the Sub-Advisers, as well as related arrangements with RIIS. The Independent Trustees held separate telephonic meetings prior to the Meeting, which were attended by Independent Trustees Counsel, to discuss the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement and the related materials and information provided by JPMPI and the Sub-Advisers. Based on their deliberations during the prior meetings, the Independent Trustees formulated a number of questions and requests for follow-up information from management, with respect to which JPMPI had responded in writing or orally during the Meeting. In addition, the Independent Trustees discussed the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement during an executive session held as part of the Meeting with Independent Trustee Counsel at which no representatives of JPMPI, the Sub-Advisers or other representatives from management were present. In deciding to approve the Advisory Agreement and Sub-Advisory Agreements, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and each of the Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services that JPMPI provides under the Advisory Agreement. The Trustees also noted JPMPI’s commitment to investing in information technology, supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Trustees considered JPMPI’s review of its policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser; and its processes to keep the Trustees informed about matters relevant to the MEP Funds and their shareholders.

JUNE 30, 2020	SIX CIRCLES TRUST	49

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

Similarly, the Trustees considered the sub-advisory services provided by each Sub-Adviser to the MEP Funds. The Trustees also considered information about the investment personnel of BlackRock and RIIS who are responsible for providing services under the Sub-Advisory Agreements. For each of BlackRock and RIIS, the Trustees reviewed the nature and quality of the investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Trustees noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that that each of JPMPI and RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by them and had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Investment Performance. As part of their review of the services provided by JPMPI and BlackRock, the Trustees reviewed the performance of each of the MEP Funds, including the Broadridge report containing comparative performance information of a peer group of similar funds selected by Broadridge. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge do not provide particularly apt comparisons, given the MEP Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the MEP Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Six Circles Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purpose. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Six Circles Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies. In this regard, the Trustees received supplemental information regarding (i) Sub-Adviser sleeve performance and (ii) performance of J.P. Morgan managed account strategies that invest in the MEP Funds.

To evaluate Sub-Adviser sleeve performance, the Trustees reviewed performance information of each of the Sub-Adviser sleeves against their performance benchmark(s), which included customized benchmarks in certain cases. The Trustees also considered that Sub-Adviser performance is reviewed independently by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), and reviewed related materials from IPGC reports.

Regarding MEP Fund performance, in addition to the performance information comparing each of the MEP Funds against their Broadridge peers and their prospectus stated benchmarks, the Board reviewed 2019 composite performance information for the J.P. Morgan managed account portfolios utilizing the MEP Funds, along with 2019 portfolio attribution reports pointing out the main contributors to and detractors from the performance of the managed account portfolios, including the role of the MEP Funds as components of the broader portfolios. The Board also considered that Fund performance is reviewed independently by the J.P. Morgan Portfolio Governance Committee (“PGC”), a committee responsible for providing ongoing oversight of its internal investment strategies, including the investment strategies inclusive of the Six Circles Funds and reviewed related materials. The Board considered that PGC to date has been satisfied that the Funds are serving their intended purpose.

Based on these reviews, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided by each of JPMPI under the Advisory Agreement and BlackRock and RIIS under the respective Sub-Advisory Agreements.

Fees and Total Expenses. In considering the fees and expenses of each MEP Fund, the Trustees took into account a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the MEP Funds. The Trustees noted JPMPI’s explanation that the advisory fee rate is consistent across all of the MEP Funds (not including the new Six Circles Credit Opportunities Fund) as the fee covers sub-advisory fees and each fund receives similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had: (1) agreed to contractually reimburse expenses for the MEP Funds to the extent the total expense ratio for each MEP Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers. The Trustees considered how these agreements affect the expenses borne by shareholders.

The Trustees reviewed the advisory fee and total expenses of each MEP Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Trustees reviewed data from Broadridge that

50	SIX CIRCLES TRUST	JUNE 30, 2020

compared the average and median advisory fees of other funds in a peer group of comparable funds. The Trustees compared each of the MEP Funds’ total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each MEP Fund to be reasonable. The Trustees noted that the Broadridge information showed that the advisory fee for each MEP Fund was in the low range of the applicable Broadridge peer group and universe. They further noted that the total expense ratio for each MEP Fund was also within the low range of total expenses within its peer group, when taking into account the fee waiver and expense reimbursement arrangements for each MEP Fund. The Trustees also found that the fees paid by JPMPI to BlackRock and RIIS’s were reasonable, noting that the MEP Funds do not pay the fees to the Sub-Advisers directly, but that JPMPI compensates them out of the advisory fee it receives from the MEP Funds. The Trustees noted that neither JPMPI nor BlackRock and RIIS identified any funds or accounts with comparable investment objectives and strategies as the MEP Funds. The Trustees further noted the Adviser’s views regarding the limitations of fee comparisons to separately managed accounts in light of the differences in services provided to the MEP Funds as compared to those provided to separately managed accounts. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock and RIIS, which ensure that sub-advisory fee rates charged by each Sub-Adviser to the MEP Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Based on the information presented by JPMPI and RIIS and Broadridge, the Trustees determined that the level of the advisory fees charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock and RIIS (including the BlackRock subadvisory fee increase for transition services approved since the MEP Funds’ inception), as well as the total expenses of each MEP Fund, are reasonable, fair and equitable and that approval of the continuation of the Advisory Agreement and Sub-Advisory Agreements benefits each MEP Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the MEP Funds as well as the estimated profits realized by the Sub-Advisers in connection with the operation of the MEP Funds based on profitability information included in the Meeting Materials, and whether the amount of profits represented a fair entrepreneurial profit for the management of the MEP Funds. In doing so, the Trustees also took into account the entrepreneurial and business risk JPMPI undertakes as investment manager and sponsor of the Funds. The Trustees also considered the MEP Funds’ operating expenses and the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profits. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the MEP Funds during their first two years of operations through December 31 2019. The Trustees also took into account that, although JPMPI has not realized profits with respect to the MEP Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the MEP Funds.

The Trustees further noted that the advisory fee rates to be paid to JPMPI do not have break points, but due to the fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the MEP Funds. The Adviser has negotiated break points with certain of the fixed income Sub-Advisers to take advantage of the anticipated size of those MEP Funds.

Ultimately, the Trustees concluded that each of the MEP Funds’ fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Trustees next considered whether the Adviser, BlackRock and RIIS or any of their affiliates may receive other benefits as a result of the relationship with the Trust or the MEP Funds. The Trustees considered that the Six Circles Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. Specifically, the Board considered that the Six Circles Funds serve to expand the CIO investments toolkit; expand the current capacity to invest, and reduce unintended portfolio dispersion. The Board also considered that, apart from the Adviser, who is not retaining fees for managing the Funds, the Funds are not engaging any JPMC affiliates as fund service providers. Instead, the Funds are utilizing third party service providers and restrict any transactions with affiliates. Therefore, no JPMC affiliate is profiting financially from the Six Circles Funds. The Board considered that the Adviser does receive a Portfolio Management Fee (“PMF”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts including on shares of the MEP Funds held in such accounts; however, it would receive this PMF independent of whether the Adviser allocated money to the Six Circles Funds in the discretionary accounts or it allocated the same money to a third party fund or other investment.

The Trustees additionally considered that BlackRock and RIIS were not affiliated with any of the MEP Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the MEP Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of potentially receiving fees from serving as transition manager to the MEP Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not

JUNE 30, 2020	SIX CIRCLES TRUST	51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS sub-advisory services. The Trustees also considered the proprietary nature of the MEP Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the MEP Funds. The Trustees also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate does not execute portfolio transactions on behalf of the MEP Funds and would not receive the benefit of research provided by any such broker-dealer.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the MEP Funds and is unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the MEP Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. Having requested and received such information from the Adviser, BlackRock and RIIS as the Trustees believed to be reasonably necessary to evaluate the continuation of the terms of the Advisory Agreement and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, unanimously concluded that the advisory fee and sub-advisory fee structures were reasonable and, in light of the matters that the Trustees had considered to be relevant in the exercise of their reasonable judgment, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one year term.

52	SIX CIRCLES TRUST	JUNE 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Both of the Funds have adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program.

JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On May 20, 2020, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from July 1, 2019 through December 31, 2019 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum {“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

JUNE 30, 2020	SIX CIRCLES TRUST	53

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2020. All rights reserved. June 30, 2020.

Item 2.	Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6.	Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT) SIX CIRCLES TRUST

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: August 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President - Principal Executive Officer
Date: August 28, 2020

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title: Treasurer - Principal Financial Officer
Date: August 28, 2020